UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05742

Name of Fund: BlackRock Funds

BlackRock Emerging Markets Long/Short Equity Fund

BlackRock Global Long/Short Equity Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2014

Date of reporting period: 07/31/2014

Item 1 – Report to Stockholders

JULY 31, 2014

ANNUAL REPORT

BlackRock FundsSM

>	BlackRock Emerging Markets Long/Short Equity Fund
>	BlackRock Global Long/Short Equity Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	BLACKROCK FUNDS	JULY 31, 2014

Shareholder Letter

Dear Shareholder,

The latter part of 2013 was a strong period for equities and other risk assets such as high yield bonds, despite the mixed tone of economic and financial news and uncertainty as to when and by how much the U.S. Federal Reserve would begin to gradually reduce (or “taper”) its asset purchase programs. Stock markets rallied in September when the Fed defied investors’ expectations with its decision to delay tapering. The momentum was disrupted temporarily, however, when the U.S. debt ceiling debate led to a partial government shutdown, roiling financial markets globally until a compromise was struck in mid-October. The remainder of 2013 was generally positive for developed market stocks, while fixed income and emerging market investments struggled as Fed tapering became increasingly imminent. When the central bank ultimately announced its tapering plans in mid-December, equity investors reacted positively, as this action signaled the Fed’s perception of real improvement in the economy.

Most asset classes continued to move higher in 2014 despite the pull back in Fed stimulus. The year got off to a rocky start, however. A number of emerging economies showed signs of financial stress while facing the broader headwind of diminishing global liquidity. These risks, combined with disappointing U.S. economic data, caused equities to decline in January while bond markets found renewed strength from investors seeking relatively safer assets.

Although these headwinds persisted, equities were back on the rise in February as investors were encouraged by a one-year extension of the U.S. debt ceiling and market-friendly comments from the new Fed Chairwoman, Janet Yellen. While it was clear that U.S. economic data had softened, investors were assuaged by increasing evidence that the trend was temporary and weather-related, and continued to take on risk given expectations that growth would pick up later in the year.

In the months that followed, interest rates trended lower and bond prices climbed higher in the modest growth environment. Financial markets exhibited a remarkably low level of volatility despite rising geopolitical risks and mixed global economic news. Tensions in Russia and Ukraine and signs of decelerating growth in China caused some turbulence, but markets were resilient as investors focused on signs of improvement in the U.S. recovery, stronger corporate earnings and increased merger-and-acquisition activity. Importantly, investors were comforted by comments from the Fed offering reassurance that no changes to short-term interest rates were on the horizon.

In the low-rate environment, investors looked to equities as a source of yield, pushing major indices to record highs. As stock prices moved higher, investors soon became wary of stretched valuations and a new theme emerged in the markets. Stocks that had experienced significant price appreciation in 2013, particularly growth and momentum names, broadly declined as investors fled to stocks with cheaper valuations. This rotation resulted in the strongest performers of 2013 struggling most in 2014, and vice versa. Especially hard hit were U.S. small cap and European stocks where earnings growth had not kept pace with recent market gains. In contrast, emerging market stocks benefited from the trend. As a number of developing countries took steps to stabilize their finances, investors looked past political risks — hardly batting an eye at a military coup in Thailand — and poured back into these attractively priced investments.

Asset prices tend to be more vulnerable to bad news when investors believe valuations are stretched. Consequently, markets came under pressure in July as geopolitical tensions intensified with the tragic downing of a Malaysian civilian airliner over Ukraine, the continued fragmentation of Iraq and a ground war between Israel and Hamas in Gaza. As the period came to a close, financial troubles in Argentina and Portugal as well as new U.S. and European sanctions on Russia were additional headwinds for the markets.

Despite a host of challenges, most asset classes generated solid returns for the six- and 12-month periods ended July 31, 2014, with equities generally outperforming fixed income. Emerging market equities delivered impressive gains. Developed markets also performed well, although small cap stocks lagged due to relatively higher valuations. Most fixed income assets produced positive returns even as the Fed reduced its open-market purchases. Tax-exempt municipal bonds benefited from a favorable supply-and-demand environment. Short-term interest rates remained near zero, keeping yields on money market securities close to historic lows.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s world.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

Asset prices pushed higher over the period despite modest global growth, geopolitical risks and a shift toward tighter U.S. monetary policy.

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of July 31, 2014

	6-month	12-month
U.S. large cap equities (S&P 500® Index)	9.44%	16.94%
U.S. small cap equities (Russell 2000® Index)	(0.30)	8.56
International equities (MSCI Europe, Australasia, Far East Index)	7.03	15.07
Emerging market equities (MSCI Emerging Markets Index)	15.70	15.32
3-month Treasury bill (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.02	0.05
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	2.71	3.50
U.S. investment grade bonds (Barclays U.S. Aggregate Bond Index)	2.16	3.97
Tax-exempt municipal bonds (S&P Municipal Bond Index)	4.11	7.38
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	3.33	8.18

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of July 31, 2014	BlackRock Emerging Markets Long/Short Equity Fund

Investment Objective

BlackRock Emerging Markets Long/Short Equity Fund’s (the “Fund”) investment objective is to seek total return over the long term.

Portfolio Management Commentary

How did the Fund perform?

•	For the 12-month period ended July 31, 2014, the Fund underperformed its benchmark, the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index.

What factors influenced performance?

•	As part of its investment strategy, the Fund uses derivatives, including total return swaps, to achieve exposure to a market or to manage market and/or equity risks. Through its use of total return swaps, the Fund’s performance is attributable to stock selection based on bottom-up security analysis coupled with a long-short approach to controlling the Fund’s exposure to trends in emerging markets.
•	The majority of the Fund’s underperformance occurred from November 2013 to April 2014. Stock selection within China was a particular challenge, accounting for six out of the ten largest individual detractors. These positions were mainly driven by valuation measures favoring stocks that are cheap in relation to their earnings and/or assets. Investor repositioning around year end has typically been a positive catalyst for the Fund’s valuation-based holdings. However, the weakening macroeconomic picture and tighter credit conditions, particularly around China, resulted in negative performance for these positions at the end of 2013 and the beginning of 2014. In March and April, performance was negatively impacted as a sharp upturn in overall risk appetite favored the stocks that had recently suffered the most, regardless of the outlook for their fundamentals. Finally, since being added to the portfolio, the Fund’s positions based on macro themes in Brazilian and Russian companies have detracted modestly from performance.
•	After struggling for a few months, the Fund had strong performance in June and July 2014. These positive results were mainly driven by long positions in companies with attractive valuations and/or high operating efficiencies, as well as short positions in companies with unattractive valuations and/or low operating efficiencies. Stock selection worked particularly well with respect to capital goods companies. Specifically, short positions in Korean capital goods stocks contributed positively as they have displayed poor fundamentals and unattractive valuations. A long position in Chinese capital goods stocks also contributed to performance as overall investor sentiment improved in China.
•	Since February, the Fund has maintained an allocation to “emerging markets in developed markets.” This theme incorporates developed market companies generating meaningful revenue via exposure to emerging markets, and has been a key contributor to performance since being added to the Fund. Stock selection under this theme added to returns in all regions and was the most effective among U.S. listed stocks.
•	The Fund’s net long market positioning was a small contributor to performance for the period. (The net market position is the difference between the Fund’s total long positions and total short positions.)

Describe recent portfolio activity.

•	The Fund decreased its net long market exposure to zero in February, driven by both valuation and market sentiment considerations. Emerging market equities appeared unattractive compared to other asset classes, and both inflation expectations and corporate activity were subdued at that time. The Fund started adding back long market exposure in April, and reached a 20% net long market expense at the end of May given improvements in economic indicators and investor sentiment.
•	The “emerging markets in developed markets” allocation was added to the Fund at the end of February.
•	Within the core emerging markets allocation, the Fund in February made selections within baskets of stocks based on bigger picture, macro themes in beginning of February. This is particularly important given that, beginning in 2013, performance among emerging market countries has increasingly diverged. The Fund seeks to evaluate how macro factors may have firm-specific implications. For instance, the competitive positioning of individual companies may change due to currency movements or changes in monetary policy. More generally, forecasting stock-specific moves will likely continue to be central to emerging markets investing; however, the importance of macro sensitivities has expanded, providing a wide range of opportunities to capture performance.
•	The Fund’s cash exposure had no material impact on performance as the Fund expresses long and short positions via the use of derivatives. The Fund was fully invested throughout the period.

Describe portfolio positioning at period end.

•	The Fund had a 20% net long market exposure at the end of the period. This positioning is mainly driven by improving economic indicators, better sentiment among investors and stimulus measures from China. Fund Management believes it has well-balanced exposure to different investment themes in both emerging markets and “emerging markets in developed markets.” The Fund’s positioning reflects the view that emerging market economies are likely to continue on divergent paths.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
4	BLACKROCK FUNDS	JULY 31, 2014

BlackRock Emerging Markets Long/Short Equity Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees. Institutional Shares do not have a sales charge.
[2]	Under normal conditions, the Fund invests at least 80% of its total assets in global equity instruments and related derivative instruments issued by, or tied economically to, companies in emerging markets.
[3]	An unmanaged index that tracks 3-month U.S. Treasury securities.
[4]	Commencement of operations.

Performance Summary for the Period Ended July 31, 2014

		Average Annual Total Returns[5]
		1 Year		Since Inception[6]
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	0.39%	(3.09)%	N/A	1.57%	N/A
Investor A	0.29	(3.27)	(8.35)%	1.35	(0.57)%
Investor C	(0.10)	(3.99)	(4.95)	0.55	0.55
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.02	0.05	N/A	0.07	N/A
[5]	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 8 for a detailed description of share classes, including any related sales charges and fees.
[6]	The Fund commenced operations on October 6, 2011.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[8]
	Beginning Account Value February 1, 2014	Ending Account Value July 31, 2014	Expenses Paid During the Period[7]	Beginning Account Value February 1, 2014	Ending Account Value July 31, 2014	Expenses Paid During the Period[7]	Annualized Expense Ratio
Institutional	$1,000.00	$1,003.90	$8.70	$1,000.00	$1,016.12	$8.75	1.75%
Investor A	$1,000.00	$1,002.90	$9.73	$1,000.00	$1,015.08	$9.79	1.96%
Investor C	$1,000.00	$999.0	$13.58	$1,000.00	$1,011.21	$13.66	2.74%
[7]	For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
[8]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 8 for further information on how expenses were calculated.

BLACKROCK FUNDS	JULY 31, 2014	5

Fund Summary as of July 31, 2014	BlackRock Global Long/Short Equity Fund

Investment Objective

BlackRock Global Long/Short Equity Fund’s (the “Fund”) investment objective is to seek total return over the long term.

Portfolio Management Commentary

How did the Fund perform?

•	For the 12-month period ended July 31, 2014, the Fund outperformed its benchmark, the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index.

What factors influenced performance?

•	As part of its investment strategy, the Fund uses derivatives, including total return swaps, to achieve exposure to a market or to manage market and/or equity risks. Through its use of total return swaps, the Fund’s performance is attributable to stock selection based on bottom-up security analysis coupled with a long-short approach to controlling the Fund’s exposure to trends in global equity markets.
•	The largest positive contributions to performance came from country positioning and stock selection, while industry selection produced mixed results. The Fund’s net long market positioning, while global equity prices were on the rise, also benefited performance. (The net market position is the difference between the Fund’s total long positions and total short positions.)
•	With respect to country positioning, significant positive contributors included long positions in Spain, Japan and Norway. The Fund’s longstanding position in Spain benefited performance as that market outperformed in late 2013. Strong gains came from the Fund’s net long position in Japanese stocks, which, after lagging early in 2014, outperformed most other developed markets in the final three months of the period. In particular, a long position in Nippon Telegraph & Telephone Corporation, the world’s largest telecommunications company in terms of revenue, was a key contributor. The Fund also benefited from a long position in Norway, a country that had previously been overlooked by many investors.
•	Stock selection within the U.S. and U.K. was a positive contributor to performance. The Fund’s positioning in these markets was based on the quality of underlying fundamentals such as sustainability of growth, treatment of shareholders and productivity. A long position in U.S. wireless semiconductor company Skyworks Solutions and a short position in U.K. supermarket giant Tesco were among the largest contributors.
•	Since the fourth quarter of 2013, the Fund has in broad terms been positioned long in industries that offer exposure to developed market growth and short in industries with exposure to emerging market growth. Specifically, the Fund has been long the biotechnology, software and internet software & services industries, and short the consumer staples sector including food producers and food retailers. This positioning contributed positively to performance in the fourth quarter of 2013 and at the start of 2014. However, these positions suffered in the second quarter, particularly in April, as investors rotated out of high-growth developed market stocks and back into emerging markets-oriented growth opportunities that were viewed as more attractively valued. Despite giving back some of the gains over this period, this positioning added value in the aggregate.
•	The Fund’s short position in the steel industry was a substantial detractor in the second half of the period. The short position was primarily driven by a negative view of the expanding asset bases of steel companies, as well as growing negative sentiment toward the industry, as evidenced by the high level of short activity in these stocks. In addition, the continued slowdown of construction in China suggested the potential for lower demand for steel. Despite these headwinds, steel stocks rebounded toward the end of the second quarter, predominantly due to bargain hunters and investors covering short positions.

Describe recent portfolio activity.

•	The Fund’s net market position remained within a relatively narrow range throughout the 12-month period. The Fund started the period with a modest net long position, before moving to a small net short position by early 2014 and ending the period at a near-neutral position.
•	The Fund began the period with a net long position in the U.K., with a focus on stocks with high exposure to the domestic economy. However, after a strong rally, economic indicators weakened in the fourth quarter of 2013 and the Fund moved to a net short position in U.K. stocks. Additionally, the Fund moved from a short to a long position in Norway. At the sector level, the Fund moved from a short to a large long position in energy, and from a long to a short position in consumer discretionary.
•	The Fund’s cash exposure had no material impact on performance as the Fund expresses long and short positions via the use of derivatives. The Fund was fully invested throughout the period.

Describe portfolio positioning at period end.

•	The Fund’s net market exposure was essentially neutral, or nearly 0%, at the end of the 12-month period as global equities continued to appear expensive versus other asset classes and inflation expectations.
•	The Fund held long positions in the energy sector as well as energy-oriented economies such as Norway and Canada. The Fund also held long positions in Scandinavian countries where local equities have recently been overlooked by investors. The Fund held net long exposure in the U.S., where short positions in domestically focused firms were more than offset by long positions in export-focused firms, which tend to benefit from a weaker domestic currency and lower cost of labor. Conversely, the Fund was short in European exporters due to weak trends in company fundamentals and the headwinds of strong local currencies. The Fund was short consumer staples companies such as food producers based on their exposure to emerging markets.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
6	BLACKROCK FUNDS	JULY 31, 2014

BlackRock Global Long/Short Equity Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees. Institutional Shares do not have a sales charge.
[2]	Under normal conditions, the Fund invests at least 80% of its total assets in equity instruments and related derivative instruments issued by, or tied economically to, companies located in developed markets.
[3]	An unmanaged index that tracks 3-month U.S. Treasury securities.
[4]	Commencement of operations.

Performance Summary for the Period Ended July 31, 2014

		Average Annual Total Returns[5]
		1 Year		Since Inception[6]
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	(2.52)%	4.13%	N/A	10.57%	N/A
Investor A	(2.61)	3.82	(1.63)%	10.30	6.67%
Investor C	(2.97)	3.07	2.07	9.50	9.50
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.02	0.05	N/A	0.06	N/A
[5]	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 8 for a detailed description of share classes, including any related sales charges and fees.
[6]	The Fund commenced operations on December 20, 2012.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[8]
	Beginning Account Value February 1, 2014	Ending Account Value July 31, 2014	Expenses Paid During the Period[7]	Beginning Account Value February 1, 2014	Ending Account Value July 31, 2014	Expenses Paid During the Period[7]	Annualized Expense Ratio
Institutional	$1,000.00	$974.80	$7.98	$1,000.00	$1,016.71	$8.15	1.63%
Investor A	$1,000.00	$973.90	$9.20	$1,000.00	$1,015.47	$9.39	1.88%
Investor C	$1,000.00	$970.30	$12.85	$1,000.00	$1,011.75	$13.12	2.63%
[7]	For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
[8]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 8 for further information on how expenses were calculated.

BLACKROCK FUNDS	JULY 31, 2014	7

About Fund Performance
•	Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.
•	Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase.
•	Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year.

Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the performance tables on the previous pages assume reinvestment of all dividends and distributions, if any, at net asset value (“NAV”) on the ex-dividend dates. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Funds’ investment advisor, waived and/or reimbursed a portion of each Fund’s expenses. Without such waiver and/or reimbursement, each Fund’s performance would have been lower. The Manager is under no obligation to waive or reimburse or to continue waiving or reimbursing its fees after the applicable termination date. See Note 4 of the Notes to Financial Statements for additional information on waivers and reimbursements.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, and other Fund expenses. The expense examples shown on the previous pages (which are based on a hypothetical investment of $1,000 invested on February 1, 2014 and held through July 31, 2014) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

8	BLACKROCK FUNDS	JULY 31, 2014

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments, including financial futures contracts, foreign currency exchange contracts and swaps, as specified in Note 3 of the Notes to Financial Statements, which may constitute forms of economic leverage. Such derivative financial instruments are used to obtain exposure to a security, index and/or market without owning or taking physical custody of securities or to hedge market and/or equity risks. Derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Funds’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require a Fund to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation a Fund can realize on an investment, may result in lower dividends paid to shareholders and/or may cause a Fund to hold an investment that it might otherwise sell. The Funds’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

Portfolio Information as of July 31, 2014
BlackRock Emerging Markets Long/Short Equity Fund

	Percent of Total Investments[1]
Geographic Allocation	Long	Short	Total
South Korea	7%	8%	15%
China	6	7	13
Taiwan	5	8	13
Hong Kong	5	4	9
United States	4	4	8
South Africa	4	4	8
Brazil	3	5	8
Thailand	2	3	5
Turkey	1	3	4
Mexico	2	1	3
Malaysia	1	1	2
Japan	1	1	2
Russia	1	1	2
United Kingdom	—	1	1
Chile	1	—	1
Other[2]	2	4	6
Total	45%	55%	100%

BlackRock Global Long/Short Equity Fund

	Percent of Total Investments[1]
Geographic Allocation	Long	Short	Total
United States	22%	24%	46%
Japan	6	9	15
Canada	2	4	6
United Kingdom	4	1	5
Australia	3	1	4
France	3	—	3
Norway	—	3	3
Sweden	—	2	2
Switzerland	2	0	2
Germany	1	1	2
Netherlands	1	1	2
Denmark	—	1	1
Hong Kong	1	—	1
Austria	1	—	1
Spain	—	1	1
Singapore	1	—	1
Belgium	1	—	1
Finland	—	1	1
Other[2]	1	2	3
Total	49%	51%	100%

[1]	Total investments include the gross notional values of long and short equity security of the underlying derivative contracts utilized by the Fund and exclude short-term securities.
[2]	Includes holdings within countries representing 1% or less of long-term investments. Please refer to the Schedules of Investments for such countries.
BLACKROCK FUNDS	JULY 31, 2014	9

Schedule of Investments July 31, 2014	BlackRock Emerging Markets Long/Short Equity Fund (Percentages shown are based on Net Assets)
Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.04% (a)(b)	591,333,751	$591,333,751
Total Short-Term Securities (Cost — $591,333,751*) — 100.2%		591,333,751
Liabilities in Excess of Other Assets — (0.2)%		(1,137,588)
Net Assets — 100.0%		$590,196,163

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)
Investments in issuers considered to be an affiliate of the Fund during the year ended July 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2013	Net Activity	Shares Held at July 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	622,257,520	(30,923,769)	591,333,751	$227,124
(b)	Represents the current yield as of report date.
•	Total return swaps outstanding as of July 31, 2014 were as follows:[1]

Reference Entity	Counterparty	Expiration Dates	Notional Amount	Unrealized Appreciation (Depreciation)		Net Value of Reference Entities
Equity Securities Long/Short:	Goldman Sachs & Co.	8/01/14 - 1/28/16	$30,932,505	$10,979,843	[2]	$41,500,887
	Goldman Sachs & Co.	8/27/15 - 2/04/16	$(1,385,949)	1,372,913	[3]	(124,603)
	Morgan Stanley & Co, Inc.	10/07/14 - 5/16/16	$31,078,055	12,618,922	[4]	39,618,031
	Morgan Stanley & Co, Inc.	2/25/16	$34,634	(64,880)[5]		(97,898)
	UBS AG	3/30/15 - 5/02/18	$25,818,793	10,198,125	[6]	35,303,839
	UBS AG	4/24/15	$(435,164)	92,810	[7]	(323,069)
Total				$35,197,733		$115,877,187
[1]	The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20-1200 basis points. The benchmark and spread are determined based upon the country and/or currency of each individual underlying position. The following are the specified benchmarks used in determining the variable rate of interest:

IntercontinentalExchange LIBOR:
   USD 1 Month; USD Spot Next
Federal Funds Rate Open
[2]	Amount includes $411,461 of dividends and financing fees.
[3]	Amount includes $111,567 of dividends and financing fees.
[4]	Amount includes $4,078,946 of dividends and financing fees.
[5]	Amount includes $67,652 of dividends and financing fees.
[6]	Amount includes $713,079 of dividends and financing fees.
[7]	Amount includes $(19,285) of dividends and financing fees.

See Notes to Financial Statements.

10	BLACKROCK FUNDS	JULY 31, 2014

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs & Co. as of July 31, 2014, expiration dates 8/01/14 - 1/28/16:

	Shares	Value
Reference Entity — Long
Brazil
AES Tiete SA, Preference Shares	10,300	$84,261
Banco do Brasil SA	19,800	241,920
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	141,700	6,839,074
Cia Energetica de Minas Gerais, — ADR	144,835	1,190,544
Cia Energetica de Minas Gerais, Preference Shares	179,600	1,462,132
Cia Energetica de Sao Paulo, Preference B Shares	94,700	1,207,569
Cia Paranaense de Energia, Preference B Shares	9,000	139,636
Even Construtora e Incorporadora SA	437,400	1,203,031
Fibria Celulose SA	18	177
Itausa — Investimentos Itau SA, Preference Shares	450,300	1,883,569
Multiplus SA	72,100	1,052,859
Petroleo Brasileiro SA — ADR	159,450	2,681,949
Petroleo Brasileiro SA, Preference Shares	76,100	640,666
Randon Participacoes SA, Preference Shares	45,375	124,600
Vale SA, Preference Shares — ADR	40,703	520,998
Vale SA, Preference A Shares	55,100	707,466
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A	28,900	473,864
		20,454,315
China
Agricultural Bank of China Ltd., Class H	560,000	271,292
Anta Sports Products Ltd.	255,000	419,124
Bank of China Ltd., Class H	1,200,000	573,466
Bank of Communications Co., Ltd., Class H	27,000	20,688
China Cinda Asset Management Co., Ltd.	3,717,000	2,118,430
China Communications Construction Corp. Ltd., Class H	6,296,000	4,764,802
China Construction Bank Corp., Class H	1,517,000	1,160,686
China Life Insurance Co. Ltd., Class H	118,000	350,445
China Oilfield Services Ltd., Class H	308,000	766,711
China Pacific Insurance Group Co. Ltd., Class H	34,800	136,683
China Petroleum & Chemical Corp. Class H	716,000	700,967
China Railway Construction Corp., Class H	2,218,000	2,125,906
China Railway Group Ltd., Class H	1,869,000	999,543
China Shenhua Energy Co., Ltd., Class H	632,500	1,859,814
CSR Corp. Ltd., Class H	1,263,000	1,129,582
Dongfeng Motor Group Co. Ltd., Class H	2,336,000	4,148,196
Greentown China Holdings Ltd.	77,500	99,600
Guangzhou R&F Properties Co., Ltd., Class H	1,085,200	1,591,071
Huaneng Power International, Inc., Class H	2,050,000	2,275,594
Industrial and Commercial Bank of China Ltd., Class H	863,000	588,581
Jiangsu Expressway Co., Ltd., Class H	1,984,000	2,411,554
Lonking Holdings Ltd.	3,249,000	581,517
Ping An Insurance Group Co. of China Ltd., Class H	171,500	1,457,235
Shanghai Industrial Holdings Ltd.	255,000	848,691
Sino-Ocean Land Holdings Ltd.	640,000	373,776
Sinopharm Group Co., Class H	110,800	324,682
Sunac China Holdings Ltd.	493,000	403,638
Tingyi Cayman Islands Holding Corp.	710,000	2,010,382
Zhejiang Expressway Co., Ltd., Class H	1,233,218	1,332,246
Zhuzhou CSR Times Electric Co. Ltd., Class H	612,500	2,094,777
		37,939,679
Hong Kong
China Merchants Holdings International Co., Ltd.	398,000	1,341,399
China Overseas Land & Investment Ltd.	234,000	711,549
China Power International Development, Ltd.	9,442,000	3,959,123
China Resources Cement Holdings Ltd.	1,008,000	727,893
	Shares	Value
Reference Entity — Long
Hong Kong (concluded)
China Resources Land Ltd.	830,000	$1,934,275
China Resources Power Holdings Co., Ltd.	110,000	307,286
China Taiping Insurance Holdings Co. Ltd.	121,000	263,222
China Travel International Inv HK	950,000	226,175
COSCO Pacific Ltd.	2,308,000	3,468,198
Franshion Properties China Ltd.	1,112,000	327,904
GOME Electrical Appliances Holding Ltd.	7,965,000	1,344,415
Guangdong Investment Ltd.	142,000	159,246
Hopewell Highway Infrastructure, Ltd.	315,500	162,431
Kingboard Chemical Holdings Ltd.	90,500	189,906
Shenzhen Investment Ltd.	1,278,000	441,681
Shimao Property Holdings Ltd.	600,000	1,379,544
		16,944,247
Indonesia
Matahari Putra Prima Tbk PT	11,719,300	2,957,272
Malaysia
British American Tobacco Malaysia Bhd	165,800	3,646,494
DiGi.Com Bhd	2,119,200	3,763,712
Lafarge Malayan Cement Bhd	46,777	142,702
Telekom Malaysia Bhd	1,514,600	2,951,418
		10,504,326
Mexico
America Movil SAB de CV, Series L	99,800	117,691
Grupo Aeroportuario del Pacifico SAB de CV, Class B	432,800	2,906,831
Grupo Aeroportuario del Pacifico SAB de CV — ADR	9,596	646,003
Grupo Aeroportuario del Sureste SAB de CV, Class B	16,800	208,971
Grupo Lala SAB de CV	987,500	2,519,544
Industrias Penoles SAB de CV	40,345	1,008,320
		7,407,360
Panama
Copa Holdings SA, Class A, Class A	35,502	5,391,689
Peru
Compania de Minas Buenaventura SA — ADR	20,115	235,547
Philippines
Philippine Long Distance Telephone Co.	4,745	334,127
Philippine Long Distance Telephone Co. — ADR	16,751	1,178,600
Universal Robina Corp.	160,490	594,531
		2,107,258
Poland
PGE SA	178,899	1,190,215
Tauron Polska Energia SA	64,405	104,553
		1,294,768
Russia
Gazprom OAO	193,390	707,932
Lukoil OAO	5,491	306,126
Lukoil OAO — ADR	8,067	449,745
Mobile Telesystems OJSC — ADR	1,535	27,523
Moscow Exchange MICEX-RTS OAO	13,946	22,001
Rosneft Oil Co.	388,039	2,403,885
Severstal OAO	6,202	59,316
Surgutneftegas OAO	385,742	267,103
Tatneft	18,446	108,626
Tatneft OAO, ADR	5,925	210,597
		4,562,854
South Africa
Bidvest Group Ltd.	224,897	6,050,037
Clicks Group, Ltd.	16,328	100,012

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2014	11

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund
	Shares	Value
Reference Entity — Long
South Africa (concluded)
FirstRand Ltd.	1,787,816	$7,187,776
Growthpoint Properties Ltd.	30,825	71,338
Kumba Iron Ore Ltd.	60,021	2,098,813
Liberty Holdings Ltd.	76,893	927,656
Life Healthcare Group Holdings Ltd.	188,211	772,336
Mediclinic International, Ltd.	164,623	1,310,021
Mondi, Ltd.	3,632	63,873
Mr Price Group Ltd.	23,665	446,948
Netcare Ltd.	1,808,636	5,192,620
Sanlam Ltd.	154,574	876,759
Sibanye Gold, Ltd.	161,866	383,933
Woolworths Holdings Ltd.	38,996	301,124
		25,783,246
South Korea
AfreecaTV Co., Ltd.	2,797	74,895
Amorepacific Corp.	56	96,434
Amorepacific Group	3,091	2,653,455
BS Financial Group, Inc.	4,510	72,028
Cell Biotech Co., Ltd.	27,648	1,008,014
Cheil Worldwide, Inc.	2,510	52,517
Coway Co., Ltd.	2,116	182,396
Green Cross Corp.	3,606	426,559
Hanjin Kal Corp.	1	25
Hanmi Pharm Co., Ltd.	2,519	212,239
Hanssem Co., Ltd.	7,083	643,198
Hanwha Corp.	85,897	2,434,605
Hyosung Corp.	452	32,830
Hyundai Engineering & Construction Co., Ltd.	19,081	1,163,175
Hyundai Steel Co.	803	61,176
Kangwon Land, Inc.	15,039	498,650
KCC Corp.	2,417	1,422,816
Kia Motors Corp.	95,221	5,590,019
Korea Zinc Co., Ltd.	1,983	794,006
Korean Reinsurance Co.	7	77
KT Skylife Co., Ltd.	27,850	605,748
LG Corp.	45,466	3,044,734
LiHOM-CUCHEN Co., Ltd.	7,523	124,061
Lotte Food Co., Ltd.	253	182,598
LS Corp.	1,329	93,626
Lumens Co., Ltd.	77,688	616,659
Maeil Dairy Industry Co., Ltd.	9,481	343,660
Medy-Tox, Inc.	2,284	338,192
Mirae Asset Securities Co., Ltd.	9,650	435,372
NongShim Co., Ltd.	1,662	421,322
Poongsan Corp.	3,720	107,491
POSCO, -ADR	9,711	784,940
S-1 Corp.	3,871	287,997
Sam Chun Dang Pharm Co., Ltd.	19,982	178,167
Samick Musical Instruments Co., Ltd.	29,760	99,510
Samsung C&T Corp.	3,416	242,426
Samsung Electronics Co., Ltd.	233	301,552
SK C&C Co., Ltd.	1,379	224,893
SK Chemicals Co., Ltd.	10,363	652,786
SK Networks Co., Ltd.	155,532	1,692,852
SK Telecom Co., Ltd.	246	63,149
SK Telecom Co., Ltd., ADR	212,972	6,029,237
Sungwoo Hitech Co., Ltd.	5,776	80,363
		34,370,449
Taiwan
Arcadyan Technology Corp.	70,000	107,816
Asia Cement Corp.	1,026,000	1,425,223
Chimei Materials Technology Corp.	2,769,862	3,293,790
Chin-Poon Industrial Co., Ltd.	393,000	706,717
	Shares	Value
Reference Entity — Long
Taiwan (concluded)
China Steel Chemical Corp.	179,000	$1,129,930
Compal Electronics, Inc.	457,000	420,653
CTCI Corp.	164,000	271,386
Elan Microelectronics Corp.	169,000	273,744
Elite Advanced Laser Corp.	28,000	117,491
Far Eastern Department Stores Co., Ltd.	1,454,420	1,476,104
Formosa Taffeta Co., Ltd.	248,000	273,357
Fubon Financial Holding Co., Ltd.	1,489,000	2,337,457
Giant Manufacturing Co., Ltd.	38,000	311,689
Hon Hai Precision Industry Co., Ltd.	55,000	188,468
Inotera Memories, Inc.	492,000	840,838
King Slide Works Co., Ltd.	106,000	1,402,833
Largan Precision Co., Ltd.	19,000	1,459,656
Namchow Chemical Industrial Co., Ltd.	509,000	1,161,117
PChome Online, Inc.	73,000	751,036
Pegatron Corp.	303,000	574,164
Primax Electronics, Ltd.	1,135,000	1,751,728
Realtek Semiconductor Corp.	232,000	734,767
Sigurd Microelectronics Corp.	2,336,000	2,484,693
Siliconware Precision Industries Co.	2,980,000	4,067,351
Siliconware Precision Industries Co. — ADR	54,892	365,032
Soft-World International Corp.	191,000	580,881
Taiwan Cement Corp.	720,000	1,071,853
Taiwan Union Technology Corp.	1,063,000	1,011,491
Teco Electric and Machinery Co., Ltd.	1,987,000	2,518,765
TXC Corp.	72,000	103,305
Uni-President Enterprises Corp.	1,104,000	2,101,636
Vanguard International Semiconductor Corp.	562,000	804,224
Winbond Electronics Corp.	585,000	210,776
Wistron NeWeb Corp.	580,000	1,566,137
Yuanta Financial Holding Co., Ltd.	1,083,000	601,447
Zhen Ding Technology Holding Ltd.	93,000	278,656
		38,776,211
Thailand
BEC World PCL	1,062,300	1,654,158
Delta Electronics Thailand PCL	332,900	642,784
Jasmine International PCL	4,117,500	961,733
PTT Exploration & Production PCL	157,500	797,065
PTT Global Chemical PCL	4,051,800	8,296,663
Samart Corp. PCL	596,000	421,339
Siam Cement PCL, Foreign Registered Shares	14,700	195,730
TTW PCL	1,059,300	395,877
		13,365,349
Turkey
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	563,997	730,844
Enka Insaat ve Sanayi AS	631,169	1,645,033
Eregli Demir ve Celik Fabrikalari TAS	1,185,108	2,498,836
Goodyear Lastikleri TAS	8,011	315,959
Haci Omer Sabanci Holding AS	321,268	1,497,298
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	565,079	610,422
Koza Anadolu Metal Madencilik Isletmeleri	55,908	65,868
Tofas Turk Otomobil Fabrikasi	44,667	276,584
Turk Hava Yollari	255,621	767,015
Turkiye Is Bankasi (Isabank), C Shares	660,546	1,843,021
Ulker Biskuvi Sanayi	10,280	79,558
		10,330,438
United Kingdom
British American Tobacco PLC	1,778	104,358
Old Mutual PLC	88,659	292,034
		396,392
Total Reference Entity — Long		232,821,400

See Notes to Financial Statements.

12	BLACKROCK FUNDS	JULY 31, 2014

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund
	Shares	Value
Reference Entity — Short
Brazil
Aliansce Shopping Centers SA	(18,000)	$(149,157)
BR Properties SA	(119,600)	(739,609)
Cia Siderurgica Nacional SA	(250,000)	(1,261,708)
Cia Siderurgica Nacional SA, ADR	(72,684)	(361,240)
Equatorial Energia SA	(56,701)	(632,302)
Gafisa SA	(229,000)	(333,091)
Gol Linhas Aereas Inteligentes SA	(23,000)	(139,191)
Marcopolo SA, Preferred Shares	(149,500)	(263,581)
Multiplan Empreendimentos Imobiliarios SA	(6,000)	(142,546)
Oi SA, ADR	(11,100)	(7,326)
Smiles SA	(129,000)	(2,245,950)
Tim Participacoes SA, ADR	(14,178)	(377,418)
		(6,653,119)
Chile
Latam Airlines Group SA — ADR	(207,252)	(2,428,994)
Sociedad Quimica y Minera de Chile SA — ADR	(99,540)	(2,760,244)
		(5,189,238)
China
AviChina Industry & Technology Co., Ltd.	(1,072,000)	(618,404)
Biostime International Holdings, Ltd.	(29,000)	(132,076)
China Coal Energy Co., Ltd.	(1,323,000)	(795,137)
China COSCO Holdings Co., Ltd., Class H	(429,000)	(185,007)
China Longyuan Power Group Corp., Class H	(80,000)	(81,287)
China Shipping Container Lines Co., Ltd.	(457,000)	(131,995)
China Shipping Development Co., Ltd., Class H	(364,000)	(239,525)
China Tian Lun Gas Holdings, Ltd.	(78,000)	(93,297)
CITIC Securities Co., Ltd., Class H	(614,000)	(1,532,667)
ENN Energy Holdings Ltd.	(370,000)	(2,617,085)
Great Wall Motor Co., Ltd.	(139,000)	(571,844)
Haitong Securities Co., Ltd.	(465,600)	(771,757)
Hengan International Group Co., Ltd.	(493,000)	(5,274,245)
Lenovo Group, Ltd.	(3,162,000)	(4,313,240)
PICC Property & Casualty Co., Ltd.	(102,000)	(164,928)
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	(1,880,000)	(1,928,395)
Shenzhou International Group Holdings, Ltd.	(19,000)	(59,816)
Shui On Land Ltd.	(5,799,000)	(1,555,072)
Sinopec Shanghai Petrochemical Co., Ltd., Class H	(1,846,000)	(570,362)
SOHO China, Ltd.	(1,380,500)	(1,160,557)
Tsingtao Brewery Co., Ltd., Class H	(276,000)	(2,248,753)
Uni-President China Holdings, Ltd.	(2,497,000)	(2,049,048)
Weichai Power Co., Ltd., Class H	(353,000)	(1,538,176)
		(28,632,673)
Hong Kong
Beijing Enterprises Holdings Ltd.	(194,500)	(1,693,683)
Brilliance China Automotive Holdings Ltd.	(4,850,000)	(9,113,999)
China Everbright International, Ltd.	(2,829,000)	(3,776,835)
China Mengniu Dairy Co., Ltd.	(905,000)	(4,381,139)
China Mobile, Ltd.	(50,500)	(551,795)
China Resources Enterprise, Ltd.	(2,005,680)	(6,103,382)
China State Construction International Holdings Ltd.	(1,584,000)	(2,789,299)
China Unicom Hong Kong, Ltd.	(1,082,000)	(1,890,147)
CSPC Pharmaceutical Group, Ltd.	(2,768,000)	(2,149,968)
Far East Horizon, Ltd.	(388,000)	(297,526)
Kunlun Energy Co., Ltd.	(406,000)	(689,561)
Nine Dragons Paper Holdings, Ltd.	(566,000)	(465,702)
Sino Biopharmaceutical	(644,000)	(551,969)
Skyworth Digital Holdings, Ltd.	(1,118,000)	(551,848)
Vinda International Holdings, Ltd.	(141,000)	(237,003)
		(35,243,856)
	Shares	Value
Reference Entity — Short
Indonesia
Charoen Pokphand Indonesia Tbk PT	(517,900)	$(172,628)
Siloam International Hospitals Tbk PT	(95,000)	(117,340)
XL Axiata Tbk PT	(787,400)	(367,260)
		(657,228)
Malaysia
Berjaya Sports Toto BHD	(79)	(95)
Petronas Dagangan BHD	(11,400)	(66,085)
		(66,180)
Mexico
Alfa SAB de C.V.	(798,100)	(2,181,191)
Alpek SA de CV	(647,873)	(1,176,659)
Coca-Cola Femsa SAB de C.V., ADR	(31,896)	(3,404,260)
Compartamos SAB de C.V.	(1,648,900)	(3,323,993)
Fibra Uno Administracion SA de CV	(463,300)	(1,628,209)
Genomma Lab Internacional SAB de C.V.	(35,500)	(94,899)
Grupo Televisa SAB	(17,300)	(123,351)
Mexico Real Estate Management SA de C.V.	(1,057,478)	(2,134,154)
Minera Frisco SAB de CV, Series A-1	(300,800)	(602,510)
Promotora y Operadora de Infraestructura SAB de C.V.	(46,600)	(628,360)
		(15,297,586)
Poland
Grupa Azoty SA	(5,215)	(121,655)
Jastrzebska Spolka Weglowa SA	(131,197)	(1,740,733)
Orange Polska SA	(141,946)	(468,559)
Polski Koncern Naftowy Orlen SA	(85,353)	(1,007,795)
		(3,338,742)
South Africa
Discovery Holdings Ltd.	(385,280)	(3,368,992)
Exxaro Resources Ltd.	(27,049)	(366,477)
Impala Platinum Holdings, Ltd.	(311,832)	(3,090,097)
Massmart Holdings Ltd.	(419,146)	(5,477,048)
Nampak Ltd.	(168,277)	(639,101)
Northam Platinum Ltd.	(352,944)	(1,443,774)
Remgro Ltd.	(794,384)	(17,140,573)
RMB Holdings, Ltd.	(18,021)	(93,486)
Sappi Ltd.	(514,132)	(1,943,387)
Shoprite Holdings Ltd.	(7,676)	(115,829)
		(33,678,764)
South Korea
CJ CheilJedang Corp.	(9,773)	(3,145,209)
CJ Korea Express Co., Ltd.	(6,060)	(794,020)
Daewoo Engineering & Construction Co., Ltd.	(251,089)	(2,415,229)
Doosan Heavy Industries & Construction Co., Ltd.	(1,070)	(31,162)
GS Engineering & Construction Corp.	(2,350)	(88,816)
Hite Jinro Co., Ltd.	(9,000)	(198,122)
Hyundai Heavy Industries Co., Ltd.	(14,117)	(2,035,112)
Hyundai Hysco Co., Ltd.	(1,365)	(109,261)
Hyundai Merchant Marine Co., Ltd.	(45,379)	(459,154)
Hyundai Mipo Dockyard	(80,473)	(9,534,314)
Interpark Corp.	(2,270)	(24,548)
LG Hausys, Ltd.	(1,708)	(312,720)
Lotte Shopping Co., Ltd.	(1,280)	(394,682)
Orion Corp.	(133)	(121,205)
Samsung Electro-Mechanics Co., Ltd.	(52,996)	(3,229,433)
Samsung Engineering Co., Ltd.	(89,475)	(5,995,393)
Samsung Fine Chemicals Co., Ltd.	(43,608)	(1,825,292)
Samsung Securities Co., Ltd.	(3,160)	(148,982)
		(30,862,654)

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2014	13

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund
	Shares	Value
Reference Entity — Short
Spain
Abertis Infraestructuras SA	(23,492)	$(514,885)
Taiwan
China Airlines Ltd.	(1,875,888)	(635,794)
Chipbond Technology Corp.	(1,221,000)	(1,973,425)
Epistar Corp.	(221,000)	(481,160)
Evergreen Marine Corp. Taiwan Ltd.	(5,636,000)	(3,234,096)
Far EasTone Telecommunications Co., Ltd.	(1,268,000)	(2,630,255)
FLEXium Interconnect, Inc.	(191,000)	(514,513)
Formosa Chemicals & Fibre Corp.	(222,000)	(540,142)
Foxconn Technology Co., Ltd.	(53,000)	(130,996)
Gigastorage Corp.	(468,000)	(471,736)
Hermes Microvision, Inc.	(40,000)	(1,551,218)
Hotai Motor Co., Ltd.	(447,000)	(5,789,440)
HTC Corp.	(732,000)	(3,193,644)
Hua Nan Financial Holdings Co., Ltd.	(43,000)	(27,640)
Medigen Biotechnology Corp.	(56,000)	(602,351)
Motech Industries, Inc.	(124,000)	(166,496)
Parade Technologies, Ltd.	(148,000)	(1,868,692)
Pou Chen Corp.	(150,000)	(167,668)
ScinoPharm Taiwan, Ltd.	(72,000)	(172,653)
Standard Foods Corp.	(337,000)	(957,897)
Synnex Technology International Corp.	(138,000)	(215,714)
Taiwan Glass Industry Corp.	(69,000)	(60,569)
Taiwan Mobile Co., Ltd.	(1,235,000)	(3,779,760)
U-Ming Marine Transport Corp.	(111,000)	(174,936)
Wintek Corp.	(359,000)	(134,532)
		(29,475,327)
Thailand
CP ALL PCL	(58,500)	(84,261)
Turkey
Anadolu Efes Biracilik Ve Malt Sanayii AS	(123,533)	(1,498,254)
Turkcell Iletisim Hizmetleri AS — ADR	(7,818)	(127,746)
		(1,626,000)
Total Reference Entity — Short		(191,320,513)
Net Value of Reference Entity — Goldman Sachs & Co.		$41,500,887
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs & Co. as of July 31, 2014, expiration dates 8/27/15 — 2/04/16:

Reference Entity — Long
Australia
Amcor Ltd.	12,390	118,588
Ramsay Health Care Ltd.	2,469	109,996
		228,584
Canada
Agnico Eagle Mines, Ltd.	1,275	47,406
Celestica, Inc.	419	4,496
Centerra Gold, Inc.	405	2,106
Parex Resources, Inc.	3,663	47,738
		101,746
Denmark
H Lundbeck A/S	1,106	25,345
Vestas Wind Systems A/S	3,226	145,451
		170,796
Finland
Stora Enso OYJ, Class R	3,794	34,089
	Shares	Value
Reference Entity — Long
France
Cie Generale des Etablissements Michelin	2,573	$282,257
Nexans SA	2,237	101,885
Total SA	536	34,569
		418,711
Germany
Deutsche Lufthansa AG, Registered Shares	8,699	153,451
Duerr AG	4,677	356,273
Kloeckner & Co. SE	28,383	369,177
		878,901
Hong Kong
Dah Sing Financial Holdings, Ltd.	11,200	63,731
Kerry Properties Ltd.	70,000	255,504
Luk Fook Holdings International, Ltd.	47,000	145,976
New World Development Co. Ltd.	21,000	26,482
Orient Overseas International Ltd.	22,000	117,051
SJM Holdings Ltd.	162,000	432,809
Wheelock & Co. Ltd.	1,000	5,042
		1,046,595
Ireland
Weatherford International PLC	5,961	133,348
Italy
Parmalat SpA	721	2,381
Recordati SpA	5,352	88,338
		90,719
Japan
ABC-Mart, Inc.	200	10,801
Citizen Holdings Co. Ltd.	7,300	58,042
Dainippon Screen Manufacturing Co., Ltd.	73,000	336,442
Disco Corp.	1,100	71,042
Enplas Corp.	7,600	456,767
Fast Retailing Co. Ltd.	200	66,030
Hitachi High-Technologies Corp.	4,800	128,759
Hitachi Kokusai Electric, Inc.	5,000	67,053
Hitachi Metals Ltd.	6,000	97,568
Kao Corp.	11,800	485,266
Keihin Corp.	10,500	161,025
Kinden Corp.	9,000	100,593
Mitsubishi Electric Corp.	15,000	198,023
Mitsubishi Materials Corp.	48,000	174,491
Nexon Co. Ltd.	1,700	16,401
Nissan Chemical Industries Ltd.	1,700	31,163
Nitto Denko Corp.	4,100	182,968
Pigeon Corp.	500	28,723
Sojitz Corp.	25,400	43,203
Square Enix Holdings Co., Ltd.	23,600	481,745
Sumitomo Chemical Co. Ltd.	1,000	3,801
Sumitomo Metal Mining Co. Ltd.	9,000	149,933
Tadano Ltd.	1,000	17,373
Toyo Tire & Rubber Co., Ltd.	7,700	139,811
Toyota Boshoku Corp.	1,100	12,443
TS Tech Co., Ltd.	11,200	318,942
Ube Industries Ltd.	11,000	18,980
		3,857,388
Netherlands
NXP Semiconductor NV	73	4,552
Norway
Telenor ASA	15,357	353,411

See Notes to Financial Statements.

14	BLACKROCK FUNDS	JULY 31, 2014

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund
	Shares	Value
Reference Entity — Long
Singapore
CapitaLand Ltd.	15,000	$41,335
ComfortDelGro Corp. Ltd.	30,000	62,002
Golden Agri-Resources Ltd.	21,000	8,965
Indofood Agri Resources, Ltd.	35,000	27,088
Venture Corp. Ltd.	27,000	175,291
		314,681
Spain
Distribuidora Internacional de Alimentacion SA	1,004	8,322
Gamesa Corp. Tecnologica SA	19,434	243,357
Indra Sistemas SA	8,086	125,058
Telefonica SA	1,367	22,285
		399,022
Switzerland
Georg Fischer AG, Registered Shares	933	616,552
Kuoni Reisen Holding AG	2,357	798,851
Logitech International SA	2,422	35,523
Roche Holding AG	137	39,758
		1,490,684
United Kingdom
Evraz PLC	2,352	3,793
Hikma Pharmaceuticals PLC	13,108	397,191
Pace PLC	70,228	377,620
UBM PLC	10,481	109,235
		887,839
United States
Affiliated Managers Group, Inc.	3,863	769,703
Altera Corp.	21,189	693,304
Amkor Technology, Inc.	2,879	25,479
Aspen Technology, Inc.	11,207	486,832
Baker Hughes, Inc.	22,763	1,565,411
Balchem Corp.	283	14,150
Benchmark Electronics, Inc.	21,823	527,025
The Boeing Co.	2,789	336,019
Brady Corp., Class A	9,066	237,076
Cabot Corp.	316	16,555
Cabot Microelectronics Corp.	267	10,731
Chemtura Corp.	7,485	174,101
Civeo Corp.	414	10,516
Coherent, Inc.	715	42,121
Compuware Corp.	7,418	67,504
CONMED Corp.	8,200	319,800
Crown Castle International Corp.	1,066	79,076
Electronic Arts, Inc.	3,061	102,850
Exterran Holdings, Inc.	14,878	628,595
Exxon Mobil Corp.	482	47,689
FMC Technologies, Inc.	12,289	747,171
Forum Energy Technologies, Inc.	7,006	233,230
General Cable Corp.	34,282	762,089
Greatbatch, Inc.	1,302	64,462
Halliburton Co.	11,550	796,834
Hasbro, Inc.	6,761	337,780
Hyster-Yale Materials Handling, Inc.	317	25,392
ICU Medical, Inc.	3,838	223,563
II-VI, Inc.	1,725	23,667
Interactive Brokers Group, Inc., Class A	12,448	286,491
Juniper Networks, Inc.	4,628	108,943
Lattice Semiconductor Corp.	8,151	55,753
LogMeIn, Inc.	551	22,431
Monolithic Power Systems, Inc.	501	20,661
The Mosaic Co.	5,409	249,409
Movado Group, Inc.	444	18,173
	Shares	Value
Reference Entity — Long
United States (concluded)
NCR Corp.	10,629	$328,968
NetApp, Inc.	23,809	924,742
Newfield Exploration Co.	23,164	933,509
NRG Energy, Inc.	2,564	79,381
ON Semiconductor Corp.	93,626	801,439
Premier, Inc., Class A	460	13,018
Progress Software Corp.	862	19,981
QLogic Corp.	6,826	62,117
Sabre Corp.	345	6,548
Sapient Corp.	378	5,579
ScanSource, Inc.	178	6,374
Schlumberger Ltd.	1,930	209,193
Schweitzer-Mauduit International, Inc.	3,980	162,503
Skyworks Solutions, Inc.	2,240	113,702
St. Jude Medical, Inc.	4,603	300,070
Syntel, Inc.	3,827	330,538
The Toro Co.	1,145	67,933
Verint Systems, Inc.	9,258	434,570
VeriSign, Inc.	14,699	794,481
WABCO Holdings, Inc.	609	59,365
Xilinx, Inc.	235	9,666
		15,794,263
Total Reference Entity — Long		26,205,329

Reference Entity — Short
Australia
Cochlear, Ltd.	(647)	(37,988)
New Hope Corp., Ltd.	(6,338)	(17,504)
		(55,492)
Austria
Andritz AG	(5,669)	(306,845)
Finland
Cargotec OYJ	(167)	(6,086)
Outokumpu OYJ	(60,608)	(491,357)
		(497,443)
France
Accor SA	(6,211)	(300,784)
Alcatel-Lucent	(107,356)	(375,812)
Bollore SA	(66)	(40,733)
CGG SA	(20,563)	(212,783)
Edenred	(6,182)	(193,233)
Essilor International SA	(576)	(56,268)
Kering	(159)	(34,039)
		(1,213,652)
Germany
Aixtron SE	(5,349)	(72,177)
ElringKlinger AG	(5,082)	(183,323)
MAN SE	(2,283)	(271,095)
Puma SE	(452)	(115,317)
SAP AG	(4,630)	(363,880)
Wacker Chemie AG	(85)	(9,839)
		(1,015,631)
Hong Kong
ASM Pacific Technology, Ltd.	(10,800)	(114,758)
Esprit Holdings Ltd.	(9,900)	(15,491)
Hutchison Telecommunications Hong Kong Holdings, Ltd.	(8,000)	(3,437)
Johnson Electric Holdings, Ltd.	(3,375)	(13,064)
Li & Fung, Ltd.	(6,000)	(7,993)

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2014	15

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund
	Shares	Value
Reference Entity — Short
Hong Kong (concluded)
Melco International Development, Ltd.	(17,000)	$(50,500)
PCCW, Ltd.	(2,000)	(1,231)
		(206,474)
Italy
Prada SpA	(6,300)	(44,600)
Japan
Aisin Seiki Co., Ltd.	(3,800)	(147,584)
Asahi Glass Co., Ltd.	(45,000)	(266,661)
Chiyoda Corp.	(5,000)	(59,200)
Daikin Industries, Ltd.	(300)	(20,604)
Ezaki Glico Co., Ltd.	(3,000)	(55,709)
Isuzu Motors, Ltd.	(29,000)	(201,278)
The Japan Steel Works, Ltd.	(5,000)	(21,485)
Koito Manufacturing Co., Ltd.	(5,400)	(147,964)
Minebea Co., Ltd.	(7,000)	(83,281)
Mitsui Engineering & Shipbuilding Co. Ltd.	(21,000)	(42,738)
Nippon Electric Glass Co. Ltd.	(96,000)	(537,837)
Nippon Paint Co., Ltd.	(2,000)	(46,083)
NOK Corp.	(800)	(16,336)
Ryohin Keikaku Co., Ltd.	(100)	(12,069)
Sanken Electric Co., Ltd.	(5,000)	(40,469)
Seiko Epson Corp.	(12,700)	(543,635)
SMC Corp.	(100)	(27,608)
Stanley Electric Co., Ltd.	(7,200)	(186,748)
Sumco Corp.	(2,400)	(22,094)
THK Co., Ltd.	(1,400)	(33,691)
Toyota Motor Corp.	(9,400)	(554,976)
Ulvac, Inc.	(800)	(15,921)
		(3,083,971)
Netherlands
Core Laboratories NV	(1,106)	(161,952)
Fugro NV	(17,102)	(658,534)
Koninklijke Vopak NV	(1,563)	(72,351)
Sensata Technologies Holding NV	(170)	(7,861)
		(900,698)
Norway
REC Silicon ASA	(1,554,505)	(854,795)
TGS Nopec Geophysical Co. ASA	(647)	(18,350)
		(873,145)
Sweden
Atlas Copco AB, -A Shares	(3,049)	(90,967)
Husqvarna AB, -B Shares	(1,103)	(8,700)
Volvo AB, -B Shares	(1,233)	(15,053)
		(114,720)
Switzerland
Dufry AG	(2,194)	(375,726)
Meyer Burger Technology AG	(6,225)	(73,199)
Panalpina Welttransport Holding AG	(361)	(49,150)
Sonova Holding AG	(521)	(80,835)
Transocean, Ltd.	(30,051)	(1,207,579)
Transocean, Ltd.	(2,553)	(102,988)
		(1,889,477)
United Kingdom
Antofagasta PLC	(28,710)	(390,672)
Melrose Industries PLC	(21,819)	(96,645)
		(487,317)
United States
Archer-Daniels-Midland Co.	(647)	(30,021)
Arrow Electronics, Inc.	(3,020)	(175,009)
	Shares	Value
Reference Entity — Short
United States (concluded)
BorgWarner, Inc.	(17,839)	$(1,110,478)
Broadcom Corp., Class A Class A	(9,370)	(358,496)
Burger King Worldwide, Inc.	(473)	(12,478)
The Coca-Cola Co.	(1,553)	(61,017)
Colfax Corp.	(8,083)	(508,987)
Coty, Inc., Class A	(54,292)	(928,936)
Cray, Inc.	(1,475)	(39,117)
Cypress Semiconductor Corp.	(623)	(6,299)
DaVita HealthCare Partners, Inc.	(3,978)	(280,210)
Diamond Offshore Drilling, Inc.	(14,267)	(667,553)
Diebold, Inc.	(6,582)	(248,010)
DreamWorks Animation SKG, Inc.	(15,489)	(309,780)
Fair Isaac Corp.	(8,495)	(485,489)
Ferro Corp.	(2,834)	(35,538)
Fortinet, Inc.	(15,513)	(380,844)
GATX Corp.	(1,500)	(93,000)
Genesee & Wyoming, Inc., Class A	(4,488)	(447,588)
GT Advanced Technologies, Inc.	(2,073)	(28,690)
HCC Insurance Holdings, Inc.	(676)	(31,556)
HeartWare International, Inc.	(616)	(51,873)
Hill-Rom Holdings, Inc.	(4,913)	(193,572)
Hilton Worldwide Holdings, Inc.	(28,836)	(698,120)
Hornbeck Offshore Services, Inc.	(12,378)	(540,919)
IHS, Inc., Class A	(771)	(101,286)
Intel Corp.	(2,010)	(68,119)
InterDigital, Inc.	(513)	(22,618)
Jabil Circuit, Inc.	(6,036)	(120,479)
John Wiley & Sons, Inc., Class A	(6,283)	(377,545)
Joy Global, Inc.	(24,254)	(1,437,292)
Marketo, Inc.	(610)	(16,684)
McDermott International, Inc.	(8,710)	(63,583)
Moody’s Corp.	(17,244)	(1,500,228)
Navistar International Corp.	(32,226)	(1,133,388)
NetSuite, Inc.	(775)	(65,340)
Peabody Energy Corp.	(66,500)	(1,008,805)
Pitney Bowes, Inc.	(16,315)	(441,484)
Regal-Beloit Corp.	(402)	(28,257)
Shutterstock, Inc.	(1,297)	(101,088)
TAL International Group, Inc.	(362)	(16,000)
Tempur Sealy International, Inc.	(7,962)	(435,601)
Titan International, Inc.	(1,729)	(25,797)
VeriFone Systems, Inc.	(28,448)	(953,293)
		(15,640,467)
Total Reference Entity — Short		(26,329,932)
Net Value of Reference Entity — Goldman Sachs & Co.		$(124,603)

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co., Inc. as of July 31, 2014, expiration dates 10/07/14 — 5/16/16:

Reference Entity — Long
Brazil
Banco do Brasil SA	3,000	$36,655
Centrais Eletricas Brasileiras SA, Preference ‘B’ Shares	5,600	26,880
Cia Energetica de Minas Gerais, Preference Shares	139,900	1,138,932
Cia Energetica de Sao Paulo, Preference ‘B’ Shares	84,100	1,072,402
Companhia de Saneamento Basico do Estado de Sao Paulo	6,600	58,444
EDP — Energias do Brasil SA	16,400	76,624
Even Construtora e Incorporadora SA	47,000	129,269
Itausa — Investimentos Itau SA, Preference Shares	320,480	1,340,542
Klabin SA, Preference Shares	140,500	139,339

See Notes to Financial Statements.

16	BLACKROCK FUNDS	JULY 31, 2014

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund
	Shares	Value
Reference Entity — Long
Brazil (concluded)
Light SA	35,000	$328,595
Multiplus SA	7,800	113,901
Petroleo Brasileiro SA, Preference Shares	368,600	3,103,145
Qualicorp SA	70,700	818,017
Randon Participacoes SA, Preference Shares	149,675	411,008
Totvs SA	1,900	32,820
Vale SA, Preference A Shares	71,100	912,901
		9,739,474
China
Anhui Conch Cement Co., Ltd., Class H	165,000	617,316
Anta Sports Products Ltd.	1,776,000	2,919,072
China Communications Construction Co. Ltd., Class H	857,000	648,576
China Communications Services Corp. Ltd., Class H	804,000	391,835
China Railway Construction Corp. Ltd., Class H	1,982,500	1,900,184
China Railway Group Ltd., Class H	2,233,000	1,194,210
China Shenhua Energy Co. Ltd., Class H	39,500	116,147
CSR Corp. Ltd., Class H	854,000	763,787
Greentown China Holdings Ltd.	67,000	86,106
Guangzhou R&F Properties Co. Ltd., Class H	1,992,000	2,920,579
Industrial & Commercial Bank of China Ltd., Class H	931,000	634,958
Jiangsu Expressway Co. Ltd., Class H	370,000	449,735
Lonking Holdings Ltd.	792,000	141,755
Ping An Insurance Group Co. of China Ltd., Class H	49,500	420,601
Shanghai Industrial Holdings, Ltd.	12,000	39,938
Sino-Ocean Land Holdings Ltd.	274,500	160,315
Zhejiang Expressway Co. Ltd., Class H	768,000	829,671
Zhuzhou CSR Times Electric Co. Ltd., Class H	55,500	189,813
		14,424,598
Colombia
Cemex Latam Holdings SA	22,821	224,958
Hong Kong
China Overseas Land & Investment Ltd.	206,000	626,406
China Power International Development, Ltd.	2,103,000	881,808
China Resources Cement Holdings Ltd.	730,000	527,145
China Resources Power Holdings Co., Ltd.	240,000	670,443
China Taiping Insurance Holdings Co. Ltd.	60,800	132,263
China Travel International Inv HK	378,000	89,994
COSCO Pacific Ltd.	560,000	841,504
Franshion Properties China Ltd.	1,626,000	479,472
Guangdong Investment Ltd.	152,000	170,461
Hopewell Highway Infrastructure, Ltd.	91,000	46,850
Huabao International Holdings Ltd.	461,000	334,753
Kingboard Chemical Holdings Ltd.	8,000	16,787
Shenzhen Investment Ltd.	2,540,000	877,832
Yuexiu Property Co., Ltd.	832,000	186,425
		5,882,143
Hungary
OTP Bank PLC	17,318	300,161
Indonesia
Matahari Putra Prima Tbk PT	2,516,500	635,019
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	2,126,700	380,874
Telekomunikasi Indonesia Persero Tbk PT	944,100	214,476
Telekomunikasi Indonesia Persero Tbk PT, ADR	6,671	299,594
		1,529,963
Malaysia
British American Tobacco Malaysia Bhd	14,200	312,305
Lafarge Malayan Cement Bhd	99,700	304,154
		616,459
	Shares	Value
Reference Entity — Long
Mexico
Grupo Aeroportuario del Pacifico SAB de CV, Class B	18,188	$122,157
Panama
Copa Holdings SA, Class A	3,183	483,402
Philippines
Philippine Long Distance Telephone Co.	6,410	451,370
Philippine Long Distance Telephone Co. — ADR	48,600	3,419,496
Universal Robina Corp.	192,260	712,222
		4,583,088
Poland
Tauron Polska Energia SA	269,042	436,753
Qatar
Qatar National Bank	16,181	800,232
Russia
Lukoil OAO	7,272	405,417
MMC Norilsk Nickel	793	155,050
MMC Norilsk Nickel OJSC, ADR	5,631	110,121
Moscow Exchange MICEX-RTS OAO	106,960	168,741
Rosneft Oil Co.	18,660	115,598
Rostelecom OJSC	7	17
Sistema JSFC	393,600	432,788
Surgutneftegas OAO	139	96
Surgutneftegas OAO, Preference Shares	131,200	96,273
Tatneft OAO	63,070	371,412
Tatneft OAO, ADR	14,914	530,100
		2,385,613
South Africa
Bidvest Group Ltd.	75,032	2,018,463
Clicks Group, Ltd.	18,910	115,827
Coronation Fund Managers Ltd.	12,372	112,902
FirstRand Ltd.	581,656	2,338,503
Kumba Iron Ore Ltd.	3,562	124,556
Liberty Holdings Ltd.	11,438	137,991
Life Healthcare Group Holdings Ltd.	78,366	321,580
MMI Holdings Ltd.	163,409	394,782
Mondi, Ltd.	35,885	631,083
Netcare Ltd.	167,600	481,182
Sanlam Ltd.	126,731	718,831
Sibanye Gold, Ltd.	237,334	562,937
Woolworths Holdings Ltd.	8,079	62,385
		8,021,022
South Korea
Amorepacific Group	2,048	1,758,096
Cell Biotech Co., Ltd.	5,220	190,315
CJ CGV Co., Ltd.	2,851	126,768
Daesang Corp.	21,250	1,054,017
GS Home Shopping, Inc.	779	210,427
Hana Financial Group, Inc.	2	81
Hanjin Kal Corp.	9	226
Hanmi Pharm Co., Ltd.	7,568	637,644
Hyundai Steel Co.	8,545	650,992
Industrial Bank of Korea	99,593	1,476,640
Kangwon Land, Inc.	3,020	100,135
Kia Motors Corp.	4,610	270,633
Kolon Industries, Inc.	1,369	90,570
KT Skylife Co., Ltd.	67,340	1,464,671
LiHOM-CUCHEN Co., Ltd.	22,027	363,245
LOTTE Himart Co., Ltd.	1,565	103,846
LS Corp.	7,458	525,402
Lumens Co., Ltd.	14,327	113,723
Mirae Asset Securities Co., Ltd.	7,070	318,972

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2014	17

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund
	Shares	Value
Reference Entity — Long
South Korea (concluded)
NongShim Co., Ltd.	1,431	$362,762
Poongsan Corp.	30,030	867,730
POSCO, — ADR	1,654	133,693
S-1 Corp.	8,942	665,272
Samsung Electronics Co. Ltd.	68	88,007
SK C&C Co., Ltd.	8,826	1,439,379
SK Chemicals Co., Ltd.	5,612	353,511
SK Networks Co., Ltd.	172,230	1,874,598
SK Telecom Co., Ltd., ADR	21,137	598,388
SundayToz Corp.	13,800	210,790
Sungwoo Hitech Co., Ltd.	3,790	52,731
		16,103,264
Taiwan
Asia Cement Corp.	954,000	1,325,207
Cathay Financial Holding Co., Ltd.	1,693,650	2,818,223
Chimei Materials Technology Corp.	392,000	466,148
Chin-Poon Industrial Co., Ltd.	281,000	505,311
China Steel Chemical Corp.	36,000	227,248
Compal Electronics, Inc.	207,000	190,537
Delta Electronics, Inc.	426,000	2,894,858
Elan Microelectronics Corp.	51,000	82,609
Elite Advanced Laser Corp.	288,000	1,208,477
Far Eastern Department Stores Ltd.	629,600	638,987
King Slide Works Co., Ltd.	43,000	569,074
King Yuan Electronics Co., Ltd.	1,004,000	822,341
Largan Precision Co., Ltd.	54,000	4,148,496
Micro-Star International Co., Ltd.	357,000	547,051
Namchow Chemical Industrial Co., Ltd.	347,000	791,567
Pegatron Corp.	137,000	259,606
President Chain Store Corp.	25,000	198,876
Realtek Semiconductor Corp.	317,150	1,004,446
Taiwan Union Technology Corp.	123,000	117,040
Teco Electric and Machinery Co., Ltd.	150,000	190,143
Yuanta Financial Holding Co., Ltd.	951,000	528,141
		19,534,386
Thailand
Advanced Info Service PCL	14,400	93,279
BEC World PCL, Foreign Registered Shares	251,200	391,155
BTS Group Holdings PCL	2,290,100	609,790
Delta Electronics Thailand PCL	218,000	420,928
Jasmine International PCL	6,552,600	1,530,505
PTT Exploration & Production PCL	51,400	260,121
Quality Houses PCL	5,364,600	658,254
		3,964,032
Turkey
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	487,245	631,386
Eregli Demir ve Celik Fabrikalari TAS	1,323,436	2,790,504
GSD Holding	108,443	65,989
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	685,192	740,173
KOC Holding AS	66,477	348,817
Koza Altin Isletmeleri AS	65,360	675,440
Koza Anadolu Metal Madencilik Isletmeleri	217,834	256,643
TAV Havalimanlari Holding AS	63,469	520,867
Turk Telekomunikasyon AS	27,597	82,618
Turkiye Is Bankasi, Class C	94,358	263,273
		6,375,710
United Kingdom
Old Mutual PLC	569,985	1,877,478
Total Reference Entity — Long		97,404,893
	Shares	Value
Reference Entity — Short
Brazil
Aliansce Shopping Centers SA	(109,600)	$(908,201)
BR Malls Participacoes SA	(19,000)	(164,143)
Cia Hering	(43,900)	(408,669)
Cia Siderurgica Nacional SA	(55,800)	(281,613)
Cielo SA	(8,700)	(159,141)
Cosan SA Industria e Comercio	(18,600)	(304,733)
Duratex SA	(18,480)	(68,177)
Embraer SA — ADR	(32,026)	(1,218,269)
Equatorial Energia SA	(220,952)	(2,463,950)
Marcopolo SA	(8,400)	(14,810)
Mills Estruturas e Servicos de Engenharia SA	(27,400)	(285,504)
Smiles SA	(23,116)	(402,460)
Tim Participacoes SA, ADR	(19,333)	(514,644)
		(7,194,314)
Chile
Latam Airlines Group SA — ADR	(2,831)	(33,179)
China
Biostime International Holdings, Ltd.	(18,500)	(84,255)
China COSCO Holdings Co., Ltd., Class H	(503,500)	(217,135)
China Longyuan Power Group Corp., Class H	(631,000)	(641,148)
China Shipping Container Lines Co., Ltd.	(3,967,000)	(1,145,785)
China Shipping Development Co., Ltd., Class H	(1,826,000)	(1,201,575)
CITIC Securities Co., Ltd.	(191,000)	(476,774)
ENN Energy Holdings Ltd.	(4,000)	(28,293)
Great Wall Motor Co., Ltd.	(35,500)	(146,047)
Hengan International Group Co., Ltd.	(45,500)	(486,771)
Lenovo Group, Ltd.	(86,000)	(117,311)
PICC Property & Casualty Co., Ltd.	(128,000)	(206,969)
Semiconductor Manufacturing International Corp.	(10,425,000)	(958,753)
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	(32,000)	(32,824)
Shenzhou International Group Holdings, Ltd.	(43,000)	(135,373)
Shui On Land Ltd.	(298,500)	(80,046)
SOHO China, Ltd.	(344,500)	(289,614)
Tsingtao Brewery Co., Ltd., Class H	(4,000)	(32,591)
Weichai Power Co., Ltd., Class H	(32,000)	(139,438)
ZTE Corp.	(88,000)	(183,855)
		(6,604,557)
Czech Republic
CEZ	(150,771)	(4,282,334)
Hong Kong
Beijing Enterprises Holdings Ltd.	(14,500)	(126,264)
Beijing Enterprises Water Group Ltd.	(552,000)	(358,759)
Brilliance China Automotive Holdings Ltd.	(18,000)	(33,825)
China Everbright International, Ltd.	(54,000)	(72,092)
China High Speed Transmission Equipment Group Co., Ltd.	(167,000)	(130,268)
China Mengniu Dairy Co., Ltd.	(324,000)	(1,568,496)
China Resources Enterprise, Ltd.	(8,002)	(24,351)
Kunlun Energy Co., Ltd.	(58,000)	(98,509)
Sinopec Kantons Holdings Ltd.	(138,000)	(102,213)
		(2,514,777)
Hungary
Richter Gedeon Nyrt	(216,768)	(3,556,835)
Mexico
Fibra Uno Administracion SA de C.V.	(6,000)	(21,086)
Grupo Televisa SAB	(343,205)	(2,447,088)
Grupo Televisa SAB, ADR	(38,042)	(1,353,915)
Minera Frisco SAB de CV, Series A-1	(198,800)	(398,201)
Promotora y Operadora de Infraestructura SAB de C.V.	(2,100)	(28,317)
		(4,248,607)

See Notes to Financial Statements.

18	BLACKROCK FUNDS	JULY 31, 2014

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund
	Shares	Value
Reference Entity — Short
Poland
Eurocash SA	(44,763)	$(552,821)
Russia
United Co. RUSAL PLC	(118,000)	(62,586)
Uralkali OJSC — GDR	(157,689)	(3,011,074)
		(3,073,660)
South Africa
Aspen Pharmacare Holdings, Ltd.	(101,102)	(2,732,446)
Discovery Holdings Ltd.	(23,248)	(203,287)
Impala Platinum Holdings, Ltd.	(82,909)	(821,586)
Nampak Ltd.	(63,770)	(242,193)
RMB Holdings, Ltd.	(19,926)	(103,368)
Tiger Brands, Ltd.	(3,425)	(98,470)
		(4,201,350)
South Korea
Daewoo Engineering & Construction Co., Ltd.	(72,037)	(692,925)
Daewoo Securities Co., Ltd.	(51,555)	(517,867)
Doosan Heavy Industries & Construction Co., Ltd.	(3,000)	(87,370)
GS Engineering & Construction Corp.	(3)	(113)
Hite Jinro Co., Ltd.	(5,000)	(110,068)
Hyundai Heavy Industries Co., Ltd.	(16,540)	(2,384,412)
Interpark Corp.	(4,000)	(43,257)
Lotte Shopping Co., Ltd.	(860)	(265,177)
OCI Co., Ltd.	(11,198)	(1,759,218)
Orion Corp/Republic of Korea	(684)	(623,338)
Samsung Engineering Co., Ltd.	(29,921)	(2,004,897)
Samsung Securities Co., Ltd.	(12,120)	(571,413)
Seoul Semiconductor Co., Ltd.	(1,245)	(34,361)
Shinsegae Co., Ltd.	(6,143)	(1,389,761)
		(10,484,177)
Taiwan
Chang Hwa Commercial Bank	(768,000)	(502,744)
China Petrochemical Development Corp.	(289,000)	(117,436)
China Steel Corp.	(5,270,000)	(4,545,563)
E Ink Holdings, Inc.	(46,000)	(29,058)
Epistar Corp.	(754,000)	(1,641,605)
Formosa Chemicals & Fibre Corp.	(162,000)	(394,157)
Hiwin Technologies Corp.	(11,000)	(118,219)
Hotai Motor Co., Ltd.	(15,000)	(194,277)
Mitac Holdings Corp.	(168,000)	(141,176)
Motech Industries, Inc.	(48,000)	(64,450)
Ruentex Development Co., Ltd.	(262,000)	(469,395)
Synnex Technology International Corp.	(90,000)	(140,683)
Taiwan Mobile Co., Ltd.	(115,000)	(351,961)
		(8,710,724)
Thailand
Siam Commercial Bank PCL	(32,400)	(179,608)
Turkey
Turkcell Iletisim Hizmetleri AS — ADR	(131,574)	(2,149,919)
Total Reference Entity — Short		(57,786,862)
Net Value of Reference Entity — Morgan Stanley & Co., Inc.		$39,618,031

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co., Inc. as of July 31, 2014, expiration date 2/25/16:

	Shares	Value
Reference Entity — Long
Australia
Amcor Ltd.	31,428	$300,807
Ramsay Health Care Ltd.	1,286	57,292
		358,099
Canada
Agnico Eagle Mines, Ltd.	196	7,287
Capstone Mining Corp.	1,678	4,494
Celestica, Inc.	1,311	14,068
Centerra Gold, Inc.	948	4,930
Parex Resources, Inc.	1,294	16,864
Sherritt International Corp.	2,459	10,103
		57,746
Denmark
Vestas Wind Systems A/S	6,390	288,107
Finland
Stora Enso OYJ, Class R	1,995	17,925
France
Cie Generale des Etablissements Michelin	2,006	220,057
Nexans SA	2,379	108,352
Total SA	1,835	118,348
Valeo SA	6,001	719,026
		1,165,783
Germany
Deutsche Lufthansa AG, Registered Shares	18,283	322,514
Duerr AG	9,350	712,241
Kloeckner & Co. SE	47,249	614,566
Volkswagen AG, Preference Shares	58	13,470
		1,662,791
Hong Kong
Dah Sing Financial Holdings, Ltd.	4,400	25,037
Kerry Properties Ltd.	73,000	266,454
Luk Fook Holdings International, Ltd.	48,000	149,082
New World Development Co. Ltd.	98,000	123,582
Orient Overseas International Ltd.	4,500	23,942
SJM Holdings Ltd.	406,000	1,084,695
Wheelock & Co. Ltd.	1,000	5,042
		1,677,834
Ireland
Weatherford International PLC	24,331	544,285
Italy
Parmalat SpA	1,166	3,850
Recordati SpA	3,081	50,854
		54,704
Japan
ABC-Mart, Inc.	400	21,602
Citizen Holdings Co. Ltd.	32,600	259,199
Dainippon Screen Manufacturing Co., Ltd.	50,000	230,440
Disco Corp.	1,700	109,792
Dowa Holdings Co., Ltd.	4,000	37,220
Enplas Corp.	3,200	192,323
Fast Retailing Co. Ltd.	100	33,015
Hitachi High-Technologies Corp.	600	16,095
Hitachi Kokusai Electric, Inc.	6,000	80,464
Hitachi Metals Ltd.	15,000	243,921
Kao Corp.	19,600	806,034

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2014	19

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund
	Shares	Value
Reference Entity — Long
Japan (concluded)
Keihin Corp.	12,600	$193,231
Kinden Corp.	12,000	134,124
Leopalace21 Corp.	1,800	8,013
Mitsubishi Electric Corp.	49,000	646,875
Mitsubishi Materials Corp.	31,000	112,692
Nexon Co. Ltd.	1,000	9,648
Nissan Chemical Industries Ltd.	2,900	53,160
Nitto Denko Corp.	3,400	151,730
Pigeon Corp.	3,500	201,058
Square Enix Holdings Co., Ltd.	11,100	226,583
Sumitomo Metal Mining Co. Ltd.	5,000	83,296
Sysmex Corp.	300	11,646
Toyota Boshoku Corp.	1,400	15,836
TS Tech Co., Ltd.	13,100	373,048
		4,251,045
Netherlands
NXP Semiconductor NV	12,405	773,452
Norway
Telenor ASA	7,845	180,537
Singapore
ComfortDelGro Corp. Ltd.	29,000	59,935
Golden Agri-Resources Ltd.	122,000	52,081
Hutchison Port Holdings Trust	20,000	14,880
Keppel Land Ltd.	3,000	8,725
Venture Corp. Ltd.	47,000	305,136
		440,757
Spain
Gamesa Corp. Tecnologica SA	47,968	600,667
Indra Sistemas SA	5,924	91,620
Inmobiliaria Colonial SA	21,615	16,498
Telefonica SA	4,337	70,704
		779,489
Switzerland
Georg Fischer AG, Registered Shares	545	360,151
Kuoni Reisen Holding AG	640	216,913
Logitech International SA	8,701	127,617
Roche Holding AG	274	79,516
		784,197
United Kingdom
Hikma Pharmaceuticals PLC	10,193	308,863
Pace PLC	69,857	375,625
UBM PLC	5,069	52,830
		737,318
United States
Affiliated Managers Group, Inc.	278	55,392
Air Lease Corp.	6,569	226,302
Altera Corp.	9,667	316,304
Aruba Networks, Inc.	1,301	23,236
Aspen Technology, Inc.	7,731	335,835
Balchem Corp.	241	12,050
Benchmark Electronics, Inc.	24,215	584,792
The Boeing Co.	4,040	486,739
Brady Corp., Class A	4,186	109,464
Bruker Corp.	6,641	150,950
Cabot Corp.	459	24,047
Cabot Microelectronics Corp.	244	9,806
Cameron International Corp.	2,121	150,400
Chemtura Corp.	14,051	326,826
Cirrus Logic, Inc.	4,930	110,580
Civeo Corp.	5,621	142,773
Coherent, Inc.	1,422	83,770
	Shares	Value
Reference Entity — Long
United States (concluded)
Columbia Sportswear Co.	61	$4,560
CommScope Holding Co., Inc.	1,112	27,400
Compuware Corp.	4,644	42,260
CONMED Corp.	8,764	341,796
Crown Castle International Corp.	1,750	129,815
Exterran Holdings, Inc.	13,014	549,842
FMC Technologies, Inc.	3,671	223,197
Forum Energy Technologies, Inc.	8,449	281,267
Gentex Corp.	116	3,352
Greatbatch, Inc.	1,794	88,821
Hasbro, Inc.	17,335	866,057
Hyster-Yale Materials Handling, Inc.	277	22,188
ICU Medical, Inc.	6,415	373,674
II-VI, Inc.	21,527	295,350
Interactive Brokers Group, Inc., Class A	8,141	187,365
Juniper Networks, Inc.	4,931	116,076
Lattice Semiconductor Corp.	14,487	99,091
Manpowergroup, Inc.	19,650	1,530,539
Monolithic Power Systems, Inc.	554	22,847
Monsanto Co.	283	32,004
The Mosaic Co.	7,426	342,413
Movado Group, Inc.	1,455	59,553
NCR Corp.	8,504	263,199
NetApp, Inc.	21,121	820,340
Newfield Exploration Co.	3,891	156,807
NRG Energy, Inc.	10,299	318,857
ON Semiconductor Corp.	30,875	264,290
Premier, Inc., Class A	1,327	37,554
Progress Software Corp.	2,199	50,973
QLogic Corp.	3,933	35,790
QUALCOMM, Inc.	9,632	709,878
Sabre Corp.	792	15,032
Sapient Corp.	575	8,487
Schlumberger Ltd.	1,705	184,805
Schweitzer-Mauduit International, Inc.	14,390	587,544
Semtech Corp.	2,421	54,061
Skechers U.S.A., Inc., Class A	738	38,501
Skyworks Solutions, Inc.	2,010	102,028
St. Jude Medical, Inc.	2,950	192,311
Syntel, Inc.	4,132	356,881
The Toro Co.	1,389	82,409
Tyson Foods, Inc., Class A	3,913	145,603
Unisys Corp.	512	10,900
Verint Systems, Inc.	6,452	302,857
VeriSign, Inc.	10,994	594,226
WABCO Holdings, Inc.	2,438	237,656
Whirlpool Corp.	3,318	473,280
Yum! Brands, Inc.	2,941	204,105
		15,037,107
Total Reference Entity — Long		28,811,176

Reference Entity — Short
Australia
Cochlear, Ltd.	(3,166)	(185,888)
Austria
Andritz AG	(591)	(31,989)
Canada
Teck Resources, Ltd.	(67,941)	(1,628,191)
Finland
Outokumpu OYJ	(26,531)	(215,090)
Outotec OYJ	(823)	(8,580)
		(223,670)

See Notes to Financial Statements.

20	BLACKROCK FUNDS	JULY 31, 2014

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund
	Shares	Value
Reference Entity — Short
France
Accor SA	(12,310)	$(596,144)
Alcatel-Lucent	(123,227)	(431,370)
CGG SA	(13,079)	(135,339)
Edenred	(11,887)	(371,557)
Essilor International SA	(1,234)	(120,547)
Peugeot SA	(2,184)	(32,574)
Remy Cointreau SA	(2,668)	(218,464)
		(1,905,995)
Germany
ElringKlinger AG	(2,797)	(100,896)
Linde AG	(240)	(48,950)
MAN SE	(748)	(88,821)
SAP AG	(6,607)	(519,257)
		(757,924)
Hong Kong
AIA Group, Ltd.	(2,600)	(13,929)
ASM Pacific Technology, Ltd.	(3,400)	(36,127)
Esprit Holdings Ltd.	(91,500)	(143,170)
Hong Kong & China Gas Co., Ltd.	(77,700)	(170,037)
Jardine Strategic Holdings, Ltd.	(4,000)	(142,965)
Johnson Electric Holdings, Ltd.	(1,000)	(3,871)
Melco International Development, Ltd.	(50,000)	(148,530)
		(658,629)
Italy
Buzzi Unicem SpA	(294)	(4,768)
Prada SpA	(2,800)	(19,822)
		(24,590)
Japan
Advantest Corp.	(32,200)	(359,497)
Aeon Mall Co., Ltd.	(2,800)	(65,614)
Aisin Seiki Co., Ltd.	(4,000)	(155,352)
Asahi Glass Co., Ltd.	(40,000)	(237,032)
Chiyoda Corp.	(6,000)	(71,040)
Daikin Industries, Ltd.	(100)	(6,868)
Denki Kagaku Kogyo KK	(1,000)	(3,736)
Ezaki Glico Co., Ltd.	(8,000)	(148,558)
HIS Co. Ltd.	(500)	(15,699)
Horiba, Ltd.	(100)	(3,488)
Isuzu Motors, Ltd.	(48,000)	(333,149)
The Japan Steel Works, Ltd.	(4,000)	(17,188)
Koito Manufacturing Co., Ltd.	(9,200)	(252,087)
Minebea Co., Ltd.	(11,000)	(130,870)
Mitsui Chemicals, Inc.	(5,000)	(13,479)
NGK Spark Plug Co., Ltd.	(2,000)	(59,795)
NHK Spring Co., Ltd.	(300)	(2,938)
Nippon Electric Glass Co. Ltd.	(98,000)	(549,042)
Nippon Paint Co., Ltd.	(2,000)	(46,083)
NOK Corp.	(2,000)	(40,839)
Penta-Ocean Construction Co., Ltd.	(3,000)	(10,888)
Sanken Electric Co., Ltd.	(9,000)	(72,843)
Seiko Epson Corp.	(9,100)	(389,533)
SMC Corp.	(200)	(55,216)
Stanley Electric Co., Ltd.	(3,900)	(101,155)
Sumco Corp.	(300)	(2,762)
THK Co., Ltd.	(3,700)	(89,041)
Toyota Motor Corp.	(19,600)	(1,157,184)
Ulvac, Inc.	(1,500)	(29,853)
Yaskawa Electric Corp.	(1,100)	(14,336)
		(4,435,165)
	Shares	Value
Reference Entity — Short
Netherlands
Core Laboratories NV	(2,844)	$(416,447)
Koninklijke Vopak NV	(3,967)	(183,633)
OCI	(137)	(5,235)
Sensata Technologies Holding NV	(5,372)	(248,401)
		(853,716)
Norway
REC Silicon ASA	(400,957)	(220,479)
TGS Nopec Geophysical Co. ASA	(4,991)	(141,553)
		(362,032)
Sweden
Atlas Copco AB, -A Shares	(10,640)	(317,443)
Hexagon AB, -B Shares	(1,411)	(43,756)
Husqvarna AB, -B Shares	(1,077)	(8,495)
Volvo AB, -B Shares	(3,147)	(38,421)
		(408,115)
Switzerland
Dufry AG	(4,591)	(786,216)
SGS SA	(257)	(559,860)
Sonova Holding AG	(720)	(111,711)
Transocean, Ltd.	(6,407)	(257,461)
		(1,715,248)
United Kingdom
Antofagasta PLC	(18,227)	(248,025)
Ensco PLC, Class A	(5,489)	(278,018)
Melrose Industries PLC	(21,752)	(96,348)
Ophir Energy PLC	(15,462)	(56,255)
		(678,646)
United States
Archer-Daniels-Midland Co.	(3,818)	(177,155)
Arrow Electronics, Inc.	(1,682)	(97,472)
Avery Dennison Corp.	(138)	(6,515)
Barnes Group, Inc.	(342)	(11,714)
BorgWarner, Inc.	(8,600)	(535,350)
Broadcom Corp., Class A Class A	(6,109)	(233,730)
Burger King Worldwide, Inc.	(273)	(7,202)
Chart Industries, Inc.	(645)	(49,052)
The Coca-Cola Co.	(27,312)	(1,073,089)
Colfax Corp.	(15,265)	(961,237)
Coty, Inc., Class A	(27,589)	(472,048)
Cray, Inc.	(5,381)	(142,704)
Cypress Semiconductor Corp.	(3,820)	(38,620)
DaVita HealthCare Partners, Inc.	(5,255)	(370,162)
Diebold, Inc.	(37,121)	(1,398,719)
DreamWorks Animation SKG, Inc.	(2,704)	(54,080)
Fair Isaac Corp.	(12,716)	(726,719)
Ferro Corp.	(5,279)	(66,199)
Fortinet, Inc.	(16,900)	(414,895)
GATX Corp.	(2,044)	(126,728)
Genesee & Wyoming, Inc., Class A	(8,420)	(839,727)
HeartWare International, Inc.	(755)	(63,579)
Hill-Rom Holdings, Inc.	(3,611)	(142,273)
Hilton Worldwide Holdings, Inc.	(16,200)	(392,202)
Hornbeck Offshore Services, Inc.	(23,362)	(1,020,919)
IHS, Inc., Class A	(668)	(87,755)
Intel Corp.	(43,143)	(1,462,116)
InterDigital, Inc.	(3,190)	(140,647)
Jabil Circuit, Inc.	(5,981)	(119,381)
JetBlue Airways Corp.	(7,755)	(83,134)
John Wiley & Sons, Inc., Class A	(19,517)	(1,172,777)
Marketo, Inc.	(470)	(12,855)
Navistar International Corp.	(413)	(14,525)

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2014	21

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund
	Shares	Value
Reference Entity — Short
United States (concluded)
NetSuite, Inc.	(1,412)	$(119,046)
Nordson Corp.	(685)	(51,491)
Northern Trust Corp.	(384)	(25,686)
Peabody Energy Corp.	(20,082)	(304,644)
Proto Labs, Inc.	(291)	(23,571)
Regal-Beloit Corp.	(1,491)	(104,802)
RF Micro Devices, Inc.	(9,065)	(101,165)
Royal Caribbean Cruises, Ltd.	(783)	(46,706)
Sigma-Aldrich Corp.	(364)	(36,553)
SunEdison, Inc.	(39,264)	(785,280)
TAL International Group, Inc.	(2,007)	(88,709)
Tempur Sealy International, Inc.	(7,479)	(409,176)
Universal Corp.	(146)	(7,582)
Veeco Instruments, Inc.	(454)	(15,758)
VeriFone Systems, Inc.	(11,173)	(374,407)
The Western Union Co.	(1,684)	(29,420)
		(15,039,276)
Total Reference Entity — Short		(28,909,074)
Net Value of Reference Entity — Morgan Stanley & Co., Inc.		$(97,898)

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with UBS AG as of July 31, 2014, expiration dates 3/30/15 — 5/02/18:

Reference Entity — Long
Brazil
AES Tiete SA, Preference Shares	19,300	$157,888
AMBEV SA	130,400	900,658
Bradespar SA, Preference Shares	56,200	569,741
BRF SA	147,000	3,596,033
BRF SA — ADR	160,597	3,934,627
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	19,600	945,983
Cia Energetica de Minas Gerais, — ADR	242,382	1,992,380
Cia Energetica de Sao Paulo, Preference ‘B’ Shares	285,782	3,644,154
Cia Paranaense de Energia, Preference B Shares	18,100	280,824
CPFL Energia SA	3,700	32,291
Itausa — Investimentos Itau SA, Preference Shares	150,700	630,366
JBS SA	12,400	45,637
Klabin SA, Preference Shares	514,300	510,050
Multiplus SA	63,500	927,275
Petroleo Brasileiro SA, Preference Shares	116,200	978,257
Randon Participacoes SA, Preference Shares	16,500	45,309
Transmissora Alianca de Energia Eletrica SA	26,100	235,144
Vale SA, Preference Shares — ADR	127,303	1,629,478
Vale SA, Preference A Shares	72,100	925,740
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	19,200	314,817
		22,296,652
Chile
Companhia Cervecerias Unidas SA	9,120	103,047
Enersis SA	575,233	193,900
		296,947
China
Anhui Conch Cement Co., Ltd., Class H	239,500	896,044
Anta Sports Products Ltd.	262,000	430,629
Bank of China Ltd., Class H	1,127,000	538,581
Bank of Communications Co. Ltd., Class H	201,000	154,007
BBMG Corp., Class H	523,000	407,345
China BlueChemical Ltd., Class H	252,000	129,793
China Cinda Asset Management Co., Ltd.	668,000	380,713
	Shares	Value
Reference Entity — Long
China (concluded)
China Communications Construction Co. Ltd., Class H	4,056,000	$3,069,574
China Construction Bank Corp., Class H	537,000	410,869
China Everbright Bank Co., Ltd.	72,000	33,332
China Life Insurance Co. Ltd., Class H	109,000	323,716
China Oilfield Services Ltd., Class H	2,202,000	5,481,487
China Railway Construction Corp. Ltd., Class H	1,413,000	1,354,331
China Railway Group Ltd., Class H	3,047,000	1,629,538
China Shenhua Energy Co. Ltd., Class H	329,500	968,867
CNOOC Ltd.	281,000	497,052
CSR Corp. Ltd., Class H	2,555,000	2,285,100
Datang International Power Generation Co. Ltd., Class H	752,000	372,941
Dongfeng Motor Group Co. Ltd., Class H	30,000	53,273
Guangzhou R&F Properties Co. Ltd., Class H	1,151,600	1,688,423
Huaneng Power International, Inc., Class H	594,000	659,367
Industrial & Commercial Bank of China Ltd., Class H	310,000	211,426
Longfor Properties Co. Ltd.	88,500	127,212
PetroChina Co. Ltd., Class H	2,352,000	3,048,356
Ping An Insurance Group Co. of China Ltd., Class H	65,000	552,305
Shanghai Industrial Holdings, Ltd.	103,000	342,805
Sino-Ocean Land Holdings Ltd.	238,500	139,290
Sinopharm Group Co. Ltd., Class H	32,800	96,115
Sunac China Holdings Ltd.	459,000	375,801
Zhaojin Mining Industry Co. Ltd., Class H	353,500	220,366
Zhejiang Expressway Co. Ltd., Class H	656,000	708,677
Zhuzhou CSR Times Electric Co. Ltd., Class H	299,500	1,024,304
		28,611,639
Czech Republic
Telefonica O2 Czech Republic	31,314	412,886
Greece
The Athens Water Supply & Sewage Co. SA	6,345	81,202
Hong Kong
China Overseas Land & Investment Ltd.	572,000	1,739,341
China Power International Development, Ltd.	6,855,000	2,874,369
China Resources Cement Holdings Ltd.	494,000	356,725
China Resources Land Ltd.	406,000	946,163
China Resources Power Holdings Co., Ltd.	70,000	195,546
China Taiping Insurance Holdings Co. Ltd.	49,000	106,594
China Travel International Inv HK	1,134,000	269,981
COSCO Pacific Ltd.	2,210,000	3,320,935
Franshion Properties China Ltd.	1,314,000	387,470
Guangdong Investment Ltd.	170,000	190,647
Kingboard Chemical Holdings Ltd.	461,500	968,418
Shenzhen International Holdings, Ltd.	188,000	231,886
Shenzhen Investment Ltd.	5,032,000	1,739,076
Shimao Property Holdings Ltd.	1,249,000	2,871,751
		16,198,902
Indonesia
Indofood Sukses Makmur Tbk PT	1,449,200	872,334
Matahari Putra Prima Tbk PT	3,259,800	822,585
Tambang Batubara Bukit Asam Persero Tbk PT	583,200	577,190
Telekomunikasi Indonesia Persero Tbk PT	12,973,400	2,947,233
Telekomunikasi Indonesia Persero Tbk PT, ADR	33,906	1,522,718
		6,742,060
Malaysia
British American Tobacco Malaysia Bhd	26,600	585,022
DiGi.Com Bhd	608,000	1,079,812
Lafarge Malayan Cement Bhd	92,800	283,104
Telekom Malaysia Bhd	914,400	1,781,841
Tenaga Nasional Bhd	123,700	480,096
		4,209,875

See Notes to Financial Statements.

22	BLACKROCK FUNDS	JULY 31, 2014

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund
	Shares	Value
Reference Entity — Long
Panama
Copa Holdings SA, Class A	15,356	$2,332,116
Peru
Compania de Minas Buenaventura SA — ADR	44,424	520,205
Philippines
Philippine Long Distance Telephone Co.	27,740	1,953,356
Universal Robina Corp.	705,180	2,612,320
		4,565,676
Poland
Enea SA	32,145	156,115
PGE SA	189,623	1,261,562
Tauron Polska Energia SA	499,922	811,554
		2,229,231
Russia
Gazprom OAO	137,977	505,084
Lukoil OAO	48,350	2,695,535
Lukoil OAO — ADR	35,537	1,981,230
MMC Norilsk Nickel	2,441	477,274
Mobile Telesystems — ADR	11,894	213,259
Rosneft OAO, -GDR	223,074	1,376,417
Severstal OAO	1,902	18,191
Sistema JSFC	571,000	627,850
Tatneft OAO	20,260	119,309
		8,014,149
South Africa
Bidvest Group Ltd.	100,236	2,696,486
Clicks Group, Ltd.	32,448	198,749
FirstRand Ltd.	678,901	2,729,469
Kumba Iron Ore Ltd.	21,102	737,894
Liberty Holdings Ltd.	12,553	151,442
Life Healthcare Group Holdings Ltd.	14,048	57,647
MMI Holdings Ltd.	259,013	625,754
Mondi, Ltd.	10,579	186,045
Netcare Ltd.	476,723	1,368,678
Sanlam Ltd.	63,090	357,853
Sibanye Gold, Ltd.	18,622	44,170
Vodacom Group Ltd.	99,806	1,166,544
Woolworths Holdings Ltd.	177,712	1,372,278
		11,693,009
South Korea
AfreecaTV Co., Ltd.	13,576	363,523
Amorepacific Group	2,336	2,005,329
Cell Biotech Co., Ltd.	8,747	318,906
Coway Co., Ltd.	5,436	468,574
Daesang Corp.	15,710	779,228
Doosan Infracore Co., Ltd.	26,906	338,210
Green Cross Corp.	4,651	550,173
GSretail Co., Ltd.	6,900	146,167
Hanjin Kal Corp.	1	25
Hanmi Pharm Co., Ltd.	3,734	314,610
Hanwha Corp.	36,740	1,041,333
Hyosung Corp.	17,185	1,248,181
Hyundai Engineering & Construction Co., Ltd.	5,291	322,539
Industrial Bank of Korea	47,720	707,532
Kangwon Land, Inc.	16,766	555,913
KCC Corp.	887	522,150
KGMobilians Co., Ltd.	52,367	609,341
Kia Motors Corp.	81,474	4,782,991
Korea Zinc Co., Ltd.	8,081	3,235,683
KT Skylife Co., Ltd.	65,260	1,419,430
LG Corp.	5,821	389,817
Lotte Food Co., Ltd.	330	238,171
	Shares	Value
Reference Entity — Long
South Korea (concluded)
LOTTE Himart Co., Ltd.	1,964	$130,321
LS Industrial Systems Co., Ltd.	12,538	769,137
Lumens Co., Ltd.	27,964	221,968
Medy-Tox, Inc.	5,080	752,195
Mirae Asset Securities Co., Ltd.	12,500	563,954
NongShim Co., Ltd.	6,529	1,655,120
Poongsan Corp.	12,150	351,080
POSCO	1,788	581,020
POSCO, -ADR	3,109	251,300
Posco ICT Co., Ltd.	1	7
S-1 Corp.	9,502	706,935
Samsung Electronics Co. Ltd.	2,331	3,016,812
SK C&C Co., Ltd.	1,939	316,220
SK Chemicals Co., Ltd.	12,171	766,676
SK Networks Co., Ltd.	196,144	2,134,884
SK Telecom Co., Ltd., ADR	81,542	2,308,454
SundayToz Corp.	28,993	442,857
Sungwoo Hitech Co., Ltd.	77,069	1,072,280
Woori Finance Holdings Co., Ltd.	71,783	967,211
		37,366,257
Taiwan
AU Optronics Corp.	219,000	98,686
Cathay Financial Holding Co., Ltd.	241,500	401,855
Chimei Materials Technology Corp.	1,170,000	1,391,309
China Steel Chemical Corp.	48,000	302,998
Compal Electronics, Inc.	657,000	604,747
Compeq Manufacturing Co., Ltd.	5,110,000	3,018,478
CTCI Corp.	65,000	107,561
Delta Electronics, Inc.	728,000	4,947,081
Elan Microelectronics Corp.	564,000	913,560
Far Eastern Department Stores Ltd.	640	650
Ichia Technologies, Inc.	314,000	470,755
Inotera Memories, Inc.	423,000	722,915
King Yuan Electronics Co., Ltd.	1,213,000	993,525
Largan Precision Co., Ltd.	1,000	76,824
Namchow Chemical Industrial Co., Ltd.	235,000	536,076
PChome Online, Inc.	50,000	514,408
Pegatron Corp.	1,654,000	3,134,217
President Chain Store Corp.	176,000	1,400,087
Primax Electronics, Ltd.	299,000	461,469
Siliconware Precision Industries Co.	246,000	335,761
Siliconware Precision Industries Co. — ADR	66,925	445,051
Soft-World International Corp.	61,000	185,517
Taiwan Union Technology Corp.	658,000	626,116
Teco Electric and Machinery Co., Ltd.	1,291,000	1,636,500
Winbond Electronics Corp.	8,488,000	3,058,230
Yuanta Financial Holding Co., Ltd.	3,998,000	2,220,302
		28,604,678
Thailand
Advanced Info Service PCL	179,300	1,161,457
Airports of Thailand PCL	12,700	84,640
BEC World PCL, Foreign Registered Shares	578,600	900,965
Jasmine International PCL	3,145,700	734,748
PTT Exploration & Production PCL	1,758,600	8,899,798
PTT Global Chemical PCL, Foreign Registered Shares	2,243,200	4,593,286
PTT PCL	554,400	5,507,742
Quality Houses PCL	1,273,400	156,250
		22,038,886
Turkey
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	381,618	494,512
Enka Insaat ve Sanayi AS	1,863,111	4,855,879
Haci Omer Sabanci Holding AS	30,436	141,850

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2014	23

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund
	Shares	Value
Reference Entity — Long
Turkey (concluded)
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	2,502,733	$2,703,557
Koza Altin Isletmeleri AS	43,829	452,935
TAV Havalimanlari Holding AS	151,615	1,244,248
Tofas Turk Otomobil Fabrikasi A/S	14,370	88,981
Turk Hava Yollari	500,360	1,501,378
Turk Telekomunikasyon AS	44,852	134,275
Turkiye Is Bankasi, Class C	70,540	196,817
Turkiye Sise ve Cam Fabrikalari A/S	154,253	224,220
		12,038,652
United Kingdom
British American Tobacco PLC	88,973	5,222,160
Old Mutual PLC	247,856	816,415
		6,038,575
Total Reference Entity — Long		214,291,597

Reference Entity — Short
Argentina
MercadoLibre, Inc.	(1,845)	(170,662)
Brazil
Aliansce Shopping Centers SA	(6,800)	(56,348)
BB Seguridade Participacoes SA	(609,200)	(8,887,943)
BR Properties SA	(8,800)	(54,419)
Cia Hering	(55,500)	(516,655)
Cia Siderurgica Nacional SA	(29,400)	(148,377)
Cia Siderurgica Nacional SA, ADR	(352,663)	(1,752,735)
Cielo SA	(78,800)	(1,441,411)
Duratex SA	(69,960)	(258,100)
Embraer SA — ADR	(4,591)	(174,642)
Equatorial Energia SA	(16,100)	(179,539)
Estacio Participacoes SA	(12,500)	(155,096)
Gol Linhas Aereas Inteligentes SA — ADR	(109,726)	(664,940)
Hypermarcas SA	(33,600)	(267,911)
Lojas Renner SA	(24,500)	(739,725)
Mills Estruturas e Servicos de Engenharia SA	(6,200)	(64,603)
Natura Cosmeticos SA	(56,400)	(878,286)
Smiles SA	(2,000)	(34,821)
Suzano Papel e Celulose SA	(14,800)	(57,406)
Tim Participacoes SA, ADR	(71,878)	(1,913,392)
		(18,246,349)
Chile
Latam Airlines Group SA — ADR	(289,730)	(3,395,636)
Sociedad Quimica y Minera de Chile SA — ADR	(60,577)	(1,679,800)
		(5,075,436)
China
AAC Technologies Holdings, Inc.	(27,000)	(160,083)
Airtac International Group	(12,000)	(112,724)
Aluminum Corp. of China Ltd., Class H	(900,000)	(413,699)
Biostime International Holdings, Ltd.	(183,000)	(833,446)
Byd Co., Ltd.	(98,000)	(648,757)
China Coal Energy Co., Ltd.	(1,324,000)	(795,738)
China COSCO Holdings Co., Ltd., Class H	(11,022,000)	(4,753,246)
China Longyuan Power Group Corp., Class H	(2,883,000)	(2,929,368)
China Shanshui Cement Group, Ltd.	(217,000)	(77,968)
China Shipping Container Lines Co., Ltd.	(1,607,000)	(464,148)
China Shipping Development Co., Ltd., Class H	(1,058,000)	(696,203)
CITIC Securities Co., Ltd.	(27,000)	(67,398)
ENN Energy Holdings Ltd.	(70,000)	(495,124)
Great Wall Motor Co., Ltd.	(85,000)	(349,689)
Hengan International Group Co., Ltd.	(158,500)	(1,695,675)
	Shares	Value
Reference Entity — Short
China (concluded)
Intime Retail Group Co., Ltd.	(90,500)	$(84,320)
Kingsoft Corp., Ltd.	(207,000)	(608,271)
Lenovo Group, Ltd.	(862,000)	(1,175,842)
Li Ning Co., Ltd.	(3,801,000)	(2,297,690)
PICC Property & Casualty Co., Ltd.	(48,000)	(77,613)
Semiconductor Manufacturing International Corp.	(23,787,000)	(2,187,614)
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	(2,228,000)	(2,285,353)
Shenzhou International Group Holdings, Ltd.	(15,000)	(47,223)
Shui On Land Ltd.	(19,000)	(5,095)
SOHO China, Ltd.	(919,000)	(772,584)
Tsingtao Brewery Co., Ltd., Class H	(584,000)	(4,758,231)
Uni-President China Holdings, Ltd.	(1,136,000)	(932,206)
Weichai Power Co., Ltd., Class H	(102,800)	(447,945)
Yanzhou Coal Mining Co., Ltd.	(226,000)	(184,705)
		(30,357,958)
Hong Kong
Beijing Enterprises Holdings Ltd.	(5,500)	(47,893)
Beijing Enterprises Water Group Ltd.	(3,240,000)	(2,105,761)
Brilliance China Automotive Holdings Ltd.	(68,000)	(127,784)
China Everbright International, Ltd.	(533,000)	(711,578)
China High Speed Transmission Equipment Group Co., Ltd.	(623,000)	(485,968)
China Mengniu Dairy Co., Ltd.	(334,000)	(1,616,907)
China Resources Enterprise, Ltd.	(262,000)	(797,279)
China Resources Gas Group, Ltd.	(24,000)	(75,488)
China State Construction International Holdings Ltd.	(8,000)	(14,087)
ChinaVision Media Group, Ltd.	(5,780,000)	(1,191,564)
CSPC Pharmaceutical Group, Ltd.	(358,000)	(278,067)
GCL-Poly Energy Holdings Ltd.	(14,289,000)	(4,612,970)
Haier Electronics Group Co., Ltd.	(200,000)	(571,121)
Kunlun Energy Co., Ltd.	(2,004,000)	(3,403,647)
Skyworth Digital Holdings, Ltd.	(230,000)	(113,528)
		(16,153,642)
Hungary
Magyar Telekom Telecommunications PLC	(45,620)	(72,409)
Richter Gedeon Nyrt	(1,589)	(26,073)
		(98,482)
Indonesia
Tower Bersama Infrastructure Tbk PT	(73,100)	(52,406)
XL Axiata Tbk PT	(11,000)	(5,131)
		(57,537)
Malaysia
Dialog Group BHD	(289,200)	(168,308)
Gamuda BHD	(64,600)	(96,479)
Maxis Bhd	(4,421,400)	(9,339,178)
Petronas Dagangan BHD	(42,700)	(247,528)
Public Bank BHD	(9,400)	(58,100)
		(9,909,593)
Mexico
Coca-Cola Femsa SAB de C.V., ADR	(725)	(77,379)
Grupo Televisa SAB, ADR	(6,115)	(217,633)
Minera Frisco SAB de CV, Series A-1	(597,200)	(1,196,207)
		(1,491,219)
Poland
Eurocash SA	(19,917)	(245,974)
Getin Noble Bank SA	(261,824)	(230,775)
Jastrzebska Spolka Weglowa SA	(4,079)	(54,121)
		(530,870)
See Notes to Financial Statements.

24	BLACKROCK FUNDS	JULY 31, 2014

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund
	Shares	Value
Reference Entity — Short
Russia
Magnit OJSC — GDR	(10,430)	$(611,601)
MegaFon OAO — GDR	(18,674)	(519,803)
NovaTek OAO — GDR	(18,083)	(1,871,260)
Uralkali OJSC — GDR	(86,912)	(1,659,586)
		(4,662,250)
South Africa
Assore, Ltd.	(5,015)	(166,135)
Northam Platinum Ltd.	(24,602)	(100,638)
Remgro Ltd.	(92,590)	(1,997,832)
RMB Holdings, Ltd.	(237,213)	(1,230,570)
		(3,495,175)
South Korea
CJ Korea Express Co., Ltd.	(15,995)	(2,095,767)
Daewoo Securities Co., Ltd.	(83,280)	(836,542)
Doosan Heavy Industries & Construction Co., Ltd.	(46,509)	(1,354,502)
GS Engineering & Construction Corp.	(10,813)	(408,666)
Hite Jinro Co., Ltd.	(23,160)	(509,835)
Hotel Shilla Co., Ltd.	(26,335)	(2,806,124)
Hyundai Glovis Co., Ltd.	(4,017)	(1,025,122)
Hyundai Marine & Fire Insurance Co., Ltd.	(60,890)	(1,800,479)
Hyundai Merchant Marine Co., Ltd.	(88,256)	(892,993)
Kolao Holdings	(109,696)	(2,276,281)
LG Household & Health Care Ltd.	(310)	(143,968)
Lock & Lock Co., Ltd.	(37,380)	(456,029)
Lotte Shopping Co., Ltd.	(20,559)	(6,339,276)
NHN Entertainment Corp.	(6,547)	(449,170)
Orion Corp/Republic of Korea	(4,201)	(3,828,423)
S-Oil Corp.	(85,569)	(4,573,557)
Samsung Electro-Mechanics Co., Ltd.	(69,243)	(4,219,481)
Samsung Engineering Co., Ltd.	(20,685)	(1,386,026)
Samsung Fine Chemicals Co., Ltd.	(4)	(167)
Samsung SDI Co., Ltd.	(59,694)	(9,191,723)
Samsung Securities Co., Ltd.	(5,390)	(254,119)
Seoul Semiconductor Co., Ltd.	(3,324)	(91,739)
Shinsegae Co., Ltd.	(5,611)	(1,269,404)
		(46,209,393)
Taiwan
Acer, Inc.	(1,993,000)	(1,579,545)
China Steel Corp.	(748,000)	(645,177)
Chipbond Technology Corp.	(52,000)	(84,044)
E Ink Holdings, Inc.	(322,000)	(203,405)
Eclat Textile Co., Ltd.	(84,000)	(931,619)
Epistar Corp.	(1,000)	(2,177)
Evergreen Marine Corp. Taiwan Ltd.	(1,213,000)	(696,054)
Farglory Land Development Co., Ltd.	(117,000)	(164,078)
First Financial Holding Co., Ltd.	(205)	(139)
Formosa Chemicals & Fibre Corp.	(1,105,000)	(2,688,542)
G Tech Optoelectronics Corp.	(99,000)	(116,568)
Gigastorage Corp.	(26,000)	(26,207)
Hiwin Technologies Corp.	(48,000)	(515,865)
Hotai Motor Co., Ltd.	(269,000)	(3,484,026)
Hua Nan Financial Holdings Co., Ltd.	(3,450)	(2,218)
Standard Foods Corp.	(24,000)	(68,218)
Synnex Technology International Corp.	(8,000)	(12,505)
Taiwan Glass Industry Corp.	(235,000)	(206,285)
Taiwan Mobile Co., Ltd.	(1,566,000)	(4,792,797)
TPK Holding Co., Ltd.	(31,000)	(194,591)
Wintek Corp.	(53,000)	(19,861)
Yang Ming Marine Transport Corp.	(998,000)	(413,089)
Yulon Motor Co., Ltd.	(124,000)	(202,297)
		(17,049,307)
	Shares	Value
Reference Entity — Short
Thailand
CP ALL PCL	(11,741,700)	$(16,912,290)
Home Product Center PCL	(965,157)	(309,596)
Krung Thai Bank PCL	(138,625)	(92,819)
		(17,314,705)
Turkey
Anadolu Efes Biracilik Ve Malt Sanayii AS	(4,967)	(60,242)
Turkcell Iletisim Hizmetleri AS	(900,566)	(5,889,074)
Turkcell Iletisim Hizmetleri AS — ADR	(126,257)	(2,063,039)
		(8,012,355)
United Kingdom
SABMiller PLC	(2,807)	(152,825)
Total Reference Entity — Short		(178,987,758)
Net Value of Reference Entity — UBS AG		$35,303,839

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with UBS AG as of July 31, 2014, expiration date 4/24/15:

Reference Entity — Long
Australia
Amcor Ltd.	29,097	$278,496
Ramsay Health Care Ltd.	2,795	124,519
		403,015
Austria
IMMOFINANZ AG	943	2,986
Canada
Agnico Eagle Mines, Ltd.	726	26,993
Capstone Mining Corp.	9,089	24,341
Centerra Gold, Inc.	426	2,215
Gibson Energy, Inc.	1,221	37,458
Parex Resources, Inc.	2,231	29,076
		120,083
Denmark
H Lundbeck A/S	502	11,504
Vestas Wind Systems A/S	9,019	406,641
		418,145
Finland
Stora Enso OYJ, Class R	2,487	22,346
France
Cie Generale des Etablissements Michelin	5,615	615,963
Ipsen SA	70	3,111
Nexans SA	2,152	98,013
Total SA	1,566	100,999
Valeo SA	5,631	674,693
		1,492,779
Germany
Deutsche Lufthansa AG, Registered Shares	62,704	1,106,105
Duerr AG	7,202	548,616
Kloeckner & Co. SE	37,373	486,109
Volkswagen AG, Preference Shares	103	23,921
		2,164,751
Hong Kong
Dah Sing Financial Holdings, Ltd.	7,200	40,970
Kerry Properties Ltd.	34,500	125,927
Luk Fook Holdings International, Ltd.	19,000	59,012
New World Development Co. Ltd.	232,000	292,561
Orient Overseas International Ltd.	4,500	23,942

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2014	25

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund
	Shares	Value
Reference Entity — Long
Hong Kong (concluded)
SJM Holdings Ltd.	62,000	$165,643
Wheelock & Co. Ltd.	2,000	10,084
		718,139
Ireland
Weatherford International PLC	2,383	53,308
Italy
Recordati SpA	5,412	89,329
Japan
Citizen Holdings Co. Ltd.	28,600	227,396
Dainippon Screen Manufacturing Co., Ltd.	110,000	506,967
Disco Corp.	1,000	64,583
Enplas Corp.	4,200	252,424
Hitachi High-Technologies Corp.	1,800	48,285
Hitachi Kokusai Electric, Inc.	4,000	53,643
Hitachi Metals Ltd.	22,000	357,750
Kao Corp.	11,400	468,816
Keihin Corp.	7,000	107,350
Kinden Corp.	1,000	11,177
Leopalace21 Corp.	6,500	28,937
Mitsubishi Electric Corp.	32,000	422,449
Mitsubishi Materials Corp.	35,000	127,233
Nexon Co. Ltd.	5,200	50,168
Nissan Chemical Industries Ltd.	6,300	115,487
Nissin Kogyo Co., Ltd.	100	1,799
Nitto Denko Corp.	4,400	196,356
Pigeon Corp.	2,200	126,379
Square Enix Holdings Co., Ltd.	29,200	596,057
Sumitomo Chemical Co. Ltd.	6,000	22,806
Sumitomo Metal Mining Co. Ltd.	9,000	149,933
Sysmex Corp.	400	15,528
Tokai Rubber Industries, Ltd.	400	3,952
Toyo Tire & Rubber Co., Ltd.	6,900	125,286
Toyota Boshoku Corp.	1,600	18,099
TS Tech Co., Ltd.	9,000	256,293
		4,355,153
Netherlands
NXP Semiconductor NV	1,545	96,331
Norway
Telenor ASA	31,698	729,467
Singapore
CapitaLand Ltd.	2,000	5,531
ComfortDelGro Corp. Ltd.	61,000	126,070
Golden Agri-Resources Ltd.	140,000	59,765
Keppel Land Ltd.	2,000	5,817
Venture Corp. Ltd.	20,000	129,845
		327,028
Spain
Distribuidora Internacional de Alimentacion SA	6,491	53,802
Gamesa Corp. Tecnologica SA	24,088	301,635
Indra Sistemas SA	6,745	104,318
Inmobiliaria Colonial SA	14,693	11,215
Telefonica SA	1,752	28,562
		499,532
Switzerland
Georg Fischer AG, Registered Shares	900	594,744
Kuoni Reisen Holding AG	965	327,065
Logitech International SA	16,592	243,353
		1,165,162
	Shares	Value
Reference Entity — Long
United Kingdom
Hikma Pharmaceuticals PLC	14,393	$436,128
Pace PLC	94,996	510,799
UBM PLC	9,173	95,603
		1,042,530
United States
Affiliated Managers Group, Inc.	1,947	387,940
Air Lease Corp.	9,324	321,212
Amkor Technology, Inc.	19,546	172,982
Aspen Technology, Inc.	2,882	125,194
Baker Hughes, Inc.	1,247	85,756
Balchem Corp.	276	13,800
Benchmark Electronics, Inc.	24,381	588,801
The Boeing Co.	2,557	308,067
Brady Corp., Class A	5,732	149,892
Briggs & Stratton Corp.	1,131	20,731
Bruker Corp.	1,204	27,367
Bunge Ltd.	750	59,130
Cabot Corp.	532	27,871
Cabot Microelectronics Corp.	71	2,853
Cameron International Corp.	5,466	387,594
Chemtura Corp.	11,357	264,164
Cirrus Logic, Inc.	7,796	174,864
Civeo Corp.	6,014	152,756
Coach, Inc.	2,622	90,616
Coherent, Inc.	823	48,483
CommScope Holding Co., Inc.	1,451	35,753
Compuware Corp.	5,264	47,902
CONMED Corp.	7,746	302,094
Crown Castle International Corp.	56	4,154
Diodes, Inc.	685	17,468
Eastman Chemical Co.	1,604	126,363
Electronic Arts, Inc.	6,306	211,882
Exxon Mobil Corp.	42	4,155
FMC Technologies, Inc.	11,827	719,082
Forum Energy Technologies, Inc.	4,218	140,417
General Cable Corp.	28,640	636,667
Greatbatch, Inc.	950	47,035
Halliburton Co.	12,744	879,209
Hasbro, Inc.	10,329	516,037
Hyster-Yale Materials Handling, Inc.	114	9,131
ICU Medical, Inc.	5,540	322,705
II-VI, Inc.	12,786	175,424
Interactive Brokers Group, Inc., Class A	9,542	219,609
Juniper Networks, Inc.	4,753	111,886
Knowles Corp.	6,385	185,676
Lattice Semiconductor Corp.	20,927	143,141
Lear Corp.	188	17,704
LogMeIn, Inc.	560	22,798
Manpowergroup, Inc.	2,175	169,411
Monolithic Power Systems, Inc.	1,202	49,570
Monsanto Co.	1,006	113,769
The Mosaic Co.	4,767	219,806
Movado Group, Inc.	572	23,412
Newfield Exploration Co.	12,747	513,704
Omnicom Group, Inc.	7,156	500,848
ON Semiconductor Corp.	67,324	576,293
Premier, Inc., Class A	1,393	39,422
Progress Software Corp.	347	8,043
QLogic Corp.	11,090	100,919
QUALCOMM, Inc.	2,418	178,207
Sapient Corp.	619	9,136
ScanSource, Inc.	285	10,206
Schlumberger Ltd.	207	22,437
Schweitzer-Mauduit International, Inc.	4,828	197,127

See Notes to Financial Statements.

26	BLACKROCK FUNDS	JULY 31, 2014

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund
	Shares	Value
Reference Entity — Long
United States (concluded)
Semtech Corp.	1,450	$32,379
Skyworks Solutions, Inc.	4,048	205,476
St. Jude Medical, Inc.	16,192	1,055,556
Syntel, Inc.	4,826	416,822
The Toro Co.	2,038	120,915
Tyson Foods, Inc., Class A	18,138	674,915
Verint Systems, Inc.	6,541	307,035
VeriSign, Inc.	5,663	306,085
WABCO Holdings, Inc.	2,669	260,174
Whirlpool Corp.	5,359	764,408
Yum! Brands, Inc.	3,071	213,127
		15,395,567
Total Reference Entity — Long		29,095,651

Reference Entity — Short
Australia
Cochlear, Ltd.	(476)	(27,948)
Austria
Andritz AG	(269)	(14,560)
Canada
New Gold, Inc.	(36,409)	(224,061)
Teck Resources, Ltd.	(1,464)	(35,084)
		(259,145)
Denmark
FLSmidth & Co. A/S	(8,242)	(421,597)
Finland
Cargotec OYJ	(4,117)	(150,041)
Kone OYJ	(855)	(35,951)
Outokumpu OYJ	(93,501)	(758,025)
		(944,017)
France
Accor SA	(11,094)	(537,256)
Alcatel-Lucent	(117,232)	(410,384)
Bollore SA	(103)	(63,568)
CGG SA	(15,912)	(164,655)
Edenred	(7,539)	(235,650)
Essilor International SA	(333)	(32,530)
Kering	(427)	(91,414)
Peugeot SA	(950)	(14,169)
Peugeot SA	(1,636)	(3,910)
Remy Cointreau SA	(1,499)	(122,742)
		(1,676,278)
Germany
Aixtron SE	(9,865)	(133,113)
ElringKlinger AG	(1,372)	(49,492)
MAN SE	(2,384)	(283,088)
Puma SE	(30)	(7,654)
SAP AG	(10,341)	(812,719)
Wacker Chemie AG	(1,544)	(178,723)
		(1,464,789)
Hong Kong
AIA Group, Ltd.	(14,200)	(76,075)
ASM Pacific Technology, Ltd.	(6,100)	(64,817)
Esprit Holdings Ltd.	(200)	(313)
First Pacific Co., Ltd.	(2,000)	(2,391)
Hong Kong & China Gas Co., Ltd.	(218,900)	(479,035)
Hutchison Telecommunications Hong Kong Holdings, Ltd.	(6,000)	(2,578)
	Shares	Value
Reference Entity — Short
Hong Kong (concluded)
Jardine Matheson Holdings, Ltd.	(400)	$(23,876)
Jardine Strategic Holdings, Ltd.	(4,500)	(160,835)
Johnson Electric Holdings, Ltd.	(1,250)	(4,839)
Kerry Logistics Network, Ltd.	(1,000)	(1,641)
Melco International Development, Ltd.	(6,000)	(17,824)
		(834,224)
Japan
Aeon Mall Co., Ltd.	(700)	(16,403)
Aisin Seiki Co., Ltd.	(1,900)	(73,792)
Asahi Glass Co., Ltd.	(26,000)	(154,071)
Casio Computer Co., Ltd.	(1,300)	(21,873)
Chiyoda Corp.	(6,000)	(71,040)
Daikin Industries, Ltd.	(200)	(13,736)
Ezaki Glico Co., Ltd.	(7,000)	(129,988)
Hino Motors, Ltd.	(1,000)	(13,829)
Hitachi Chemical Co., Ltd.	(300)	(5,277)
Isuzu Motors, Ltd.	(32,000)	(222,099)
Japan Display, Inc.	(1,100)	(6,286)
Japan Drilling Co., Ltd.	(100)	(5,074)
The Japan Steel Works, Ltd.	(8,000)	(34,377)
Kansai Paint Co., Ltd.	(1,000)	(16,758)
Koito Manufacturing Co., Ltd.	(3,600)	(98,643)
Minebea Co., Ltd.	(8,000)	(95,178)
Mitsui Chemicals, Inc.	(186,000)	(501,430)
Mitsui Engineering & Shipbuilding Co. Ltd.	(24,000)	(48,844)
NGK Spark Plug Co., Ltd.	(2,000)	(59,795)
Nippon Electric Glass Co. Ltd.	(111,000)	(621,874)
NOK Corp.	(100)	(2,042)
Penta-Ocean Construction Co., Ltd.	(600)	(2,177)
Renesas Electronics Corp.	(1,000)	(7,445)
Sanken Electric Co., Ltd.	(8,000)	(64,750)
Seiko Epson Corp.	(16,100)	(689,174)
Stanley Electric Co., Ltd.	(5,200)	(134,874)
Sumco Corp.	(2,100)	(19,332)
THK Co., Ltd.	(1,900)	(45,724)
Toyobo Co., Ltd.	(12,000)	(19,423)
Toyota Motor Corp.	(200)	(11,808)
Ulvac, Inc.	(1,900)	(37,813)
Wacom Co., Ltd.	(23,400)	(107,285)
Yamato Kogyo Co., Ltd.	(200)	(6,501)
		(3,358,715)
Netherlands
Core Laboratories NV	(2,048)	(299,888)
Fugro NV	(17,087)	(657,957)
Koninklijke Vopak NV	(3,182)	(147,295)
Sensata Technologies Holding NV	(2,478)	(114,583)
		(1,219,723)
Norway
TGS Nopec Geophysical Co. ASA	(4,310)	(122,239)
Sweden
Atlas Copco AB, — A Shares	(13,601)	(405,784)
Hexagon AB, — B Shares	(1,472)	(45,648)
SSAB AB, — A Shares	(21,085)	(203,546)
Volvo AB, — B Shares	(1,376)	(16,799)
		(671,777)
Switzerland
Dufry AG	(1,924)	(329,488)
Garmin, Ltd.	(20,157)	(1,109,441)
Meyer Burger Technology AG	(10,682)	(125,608)
Panalpina Welttransport Holding AG	(208)	(28,319)

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2014	27

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund
	Shares	Value
Reference Entity — Short
Switzerland (concluded)
SGS SA	(161)	$(350,730)
Sonova Holding AG	(358)	(55,545)
Transocean, Ltd.	(2,581)	(104,118)
		(2,103,249)
United Kingdom
Antofagasta PLC	(4,940)	(67,221)
Ensco PLC, Class A	(8,070)	(408,746)
Melrose Industries PLC	(16,916)	(74,927)
Ophir Energy PLC	(12,615)	(45,897)
Reckitt Benckiser Group PLC	(169)	(14,919)
		(611,710)
United States
Archer-Daniels-Midland Co.	(3,987)	(184,997)
Arrow Electronics, Inc.	(5,892)	(341,441)
Avery Dennison Corp.	(128)	(6,043)
Barnes Group, Inc.	(366)	(12,535)
Broadcom Corp., Class A Class A	(31,022)	(1,186,902)
Burger King Worldwide, Inc.	(456)	(12,029)
The Coca-Cola Co.	(13,895)	(545,935)
Coty, Inc., Class A	(19,814)	(339,018)
Cray, Inc.	(3,524)	(93,456)
DaVita HealthCare Partners, Inc.	(1,902)	(133,977)
Diamond Offshore Drilling, Inc.	(22,350)	(1,045,756)
Diebold, Inc.	(2,168)	(81,690)
Dolby Laboratories, Inc., Class A	(39,097)	(1,745,290)
DreamWorks Animation SKG, Inc.	(14,991)	(299,820)
Fair Isaac Corp.	(6,459)	(369,132)
Ferro Corp.	(3,250)	(40,755)
Finisar Corp.	(709)	(13,989)
FireEye, Inc.	(556)	(19,738)
Fortinet, Inc.	(10,242)	(251,441)
GATX Corp.	(2,589)	(160,518)
Genesee & Wyoming, Inc., Class A	(4,262)	(425,049)
GT Advanced Technologies, Inc.	(13,666)	(189,137)
	Shares	Value
Reference Entity — Short
United States (concluded)
HeartWare International, Inc.	(639)	$(53,810)
Hill-Rom Holdings, Inc.	(15,334)	(604,160)
Hilton Worldwide Holdings, Inc.	(21,861)	(529,255)
Hornbeck Offshore Services, Inc.	(1,897)	(82,899)
IHS, Inc., Class A	(393)	(51,628)
Intel Corp.	(6,341)	(214,896)
InterDigital, Inc.	(1,142)	(50,351)
Jabil Circuit, Inc.	(3,493)	(69,720)
JetBlue Airways Corp.	(230)	(2,466)
John Wiley & Sons, Inc., Class A	(1,797)	(107,982)
Joy Global, Inc.	(1,624)	(96,238)
Marketo, Inc.	(885)	(24,205)
McDermott International, Inc.	(219,446)	(1,601,956)
Navistar International Corp.	(14,763)	(519,215)
NetSuite, Inc.	(316)	(26,642)
Nordson Corp.	(2,666)	(200,403)
Northern Trust Corp.	(3,548)	(237,326)
Peabody Energy Corp.	(22,088)	(335,075)
Pitney Bowes, Inc.	(42,567)	(1,151,863)
Regal-Beloit Corp.	(232)	(16,307)
RF Micro Devices, Inc.	(12,515)	(139,667)
Royal Caribbean Cruises, Ltd.	(235)	(14,018)
Sigma-Aldrich Corp.	(98)	(9,841)
SunEdison, Inc.	(43,637)	(872,740)
TAL International Group, Inc.	(1,384)	(61,173)
Tempur Sealy International, Inc.	(13,770)	(753,357)
Titan International, Inc.	(2,433)	(36,300)
Veeco Instruments, Inc.	(941)	(32,662)
VeriFone Systems, Inc.	(8,252)	(276,524)
The Western Union Co.	(676)	(11,810)
XPO Logistics, Inc.	(149)	(4,603)
Zendesk, Inc.	(58)	(1,009)
		(15,688,749)
Total Reference Entity — Short		(29,418,720)
Net Value of Reference Entity — UBS AG		$(323,069)

•
Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•
Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments.)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements.

28	BLACKROCK FUNDS	JULY 31, 2014

Schedule of Investments (concluded)	BlackRock Emerging Markets Long/Short Equity Fund
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of July 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities	$591,333,751	—	—	$591,333,751

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	—	$35,197,733	—	$35,197,733
[1]	Derivative financial instruments are swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.

The Fund may hold assets in which the fair value approximates the carrying amount for financial statement purposes. As of July 31, 2014, cash received as collateral for OTC swaps of $34,802,434 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the year ended July 31, 2014.

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2014	29

Schedule of Investments July 31, 2014	BlackRock Global Long/Short Equity Fund (Percentages shown are based on Net Assets)
Common Stocks — 0.1%	Shares	Value
Consumer Finance
LendingClub Corp. (a)	49,158	$999,996

Preferred Stocks (a)
Household Durables — 0.1%
AliphCo.	88,751	1,000,007
Software — 0.1%
Apigee Corp., Series H	162,335	472,395
Palantir Technologies, Inc.	326,264	1,999,999
Total Preferred Stocks — 0.2%		3,472,401
Preferred Stocks	Shares	Value
Total Long-Term Investments (Cost — $4,472,397) — 0.3%		$4,472,397

Short-Term Securities (b)(c)
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.04%	1,390,678,750	1,390,678,750
Total Short-Term Securities (Cost — $1,390,678,750) — 99.3%		1,390,678,750
Total Investments (Cost — $1,395,151,147*) — 99.6%		1,395,151,147
Other Assets — 0.4%		5,480,514
Net Assets — 100.0%		$1,400,631,661

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)	Restricted security as to resale. As of report date, the Fund held restricted securities with a current value and original cost of $4,472,397 which was 0.20% of its net assets.
(b)
Investments in issuers considered to be an affiliate of the Fund during the year ended July 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2013	Net Activity	Shares Held at July 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	79,612,430	1,311,066,320	1,390,678,750	$228,294
(c)	Represents current yield as of report date.
•	Total return swaps outstanding as of July 31, 2014 were as follows:[1]

Reference Entity	Counterparty	Expiration Dates	Notional Amount	Unrealized Appreciation (Depreciation)		Net Value of Reference Entities
Basket of Equity Securities Long/Short:	Bank of America N.A.	1/21/15 — 7/27/15	$47,812,711	$(1,635,488)[2]		$47,279,790
	Deutsche Bank AG	9/03/14 — 1/07/16	$(40,113,270)	9,603,423	[3]	(30,167,252)
	Goldman Sachs & Co.	8/06/14 — 2/04/16	$40,372,584	7,530,262	[4]	47,858,890
	UBS AG	3/17/15	$(44,990,758)	14,408,895	[5]	(29,989,642)
Total				$29,907,092		$34,981,786
[1]	The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20-900 basis points. The benchmark and spread are determined based upon the country and/or currency of each individual underlying position. The following are the specified benchmarks used in determining the variable rate of interest:

Association of Banks in Singapore Swap Offered Rate	IntercontinentalExchange LIBOR:
Australian Bank Bill Short Term Rates 1 Day Reference Rate	CHF 1 Week; CHF Spot Next
Bank of Canada Overnight Repo Rate	EUR 1 Month; EUR 1 Week; EUR Overnight
Canada Bankers Acceptances 1 Month	GBP 1 Week; GBP Overnight
Copenhagen Interbank Offered Rates 1 Week	JPY 1 Week; JPY Spot Next
Danish Krone Overnight Deposit	USD 1 Month; USD Spot Next
Federal Funds Rate Open	Nigeria Interbank Offered Rate 1 Week
Garban Intercapital Federal Funds Rate	Norwegian Krone Overnight Deposit
Hong Kong Dollar HIBOR Fixings:	Stockholm Interbank Offered Rate
1 Month; 2 Week	Stockholm Interbank Offered Rate Overnight
Tel Aviv Interbank Offered Rate Overnight
[2]	Amount includes $(1,102,567) of net dividends and financing fees.
[3]	Amount includes $(342,595) of net dividends and financing fees.
[4]	Amount includes $43,956 of net dividends and financing fees.
[5]	Amount includes $(592,221) of net dividends and financing fees.
•	Financial futures contracts outstanding as of July 31, 2014 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value		Unrealized Depreciation
34	FTSE 100 Index	Euronext Liffe	September 2014	USD	3,835,900	$(46,860)
51	Nikkei 225 Index	Chicago Mercantile	September 2014	USD	3,839,936	(33,651)
80	S&P 500 E-Mini Index	Chicago Mercantile	September 2014	USD	7,699,200	(160,012)
91	Euro Stoxx 50 Index	Eurex Mercantile	September 2014	USD	3,800,613	(85,435)

Total						$(325,958)

See Notes to Financial Statements.

30	BLACKROCK FUNDS	JULY 31, 2014

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America N.A. as of July 31, 2014, expiration dates 1/21/15 — 7/27/15:

	Shares	Value
Reference Entity — Long
Bermuda
Assured Guaranty Ltd.	109,257	$2,438,616
North Atlantic Drilling, Ltd.	284,374	2,772,647
		5,211,263
Canada
Canadian Solar, Inc.	32,670	815,443
Cyprus
Ocean Rig UDW, Inc.	156,083	2,726,770
Netherlands
AVG Technologies NV	27,817	472,889
NXP Semiconductor NV	32,461	2,023,943
		2,496,832
Panama
Copa Holdings SA, Class A	40,065	6,084,672
United Kingdom
Navigator Holdings, Ltd.	35,273	982,353
Willis Group Holdings PLC	36,304	1,479,388
		2,461,741
United States
Acxiom Corp.	205,647	3,767,453
Affiliated Managers Group, Inc.	40,255	8,020,809
Air Lease Corp.	58,004	1,998,238
Akamai Technologies, Inc.	20,613	1,216,579
Align Technology, Inc.	17,918	971,335
Allison Transmission Holdings, Inc.	35,829	1,049,073
Alon USA Energy, Inc.	19,962	256,512
Altera Corp.	179,090	5,859,825
Amdocs Ltd.	12,047	546,211
American States Water Co.	15,798	482,629
Amkor Technology, Inc.	62,176	550,258
Anadarko Petroleum Corp.	12,011	1,283,375
ANSYS, Inc.	47,036	3,618,950
Apple, Inc.	123,421	11,795,275
ArcBest Corp.	7,884	250,159
ARRIS Group, Inc.	7,080	241,924
Artisan Partners Asset Management, Inc.	12,613	657,137
Aspen Technology, Inc.	14,447	627,578
Athlon Energy, Inc.	22,644	1,079,213
Baker Hughes, Inc.	82,366	5,664,310
Basic Energy Services, Inc.	63,325	1,519,167
Benchmark Electronics, Inc.	51,919	1,253,844
Berry Plastics Group, Inc.	67,027	1,628,086
Bloomin’ Brands, Inc.	72,456	1,419,413
The Boeing Co.	9,679	1,166,126
Brady Corp., Class A	19,312	505,009
Bruker Corp.	85,177	1,936,073
Cabot Microelectronics Corp.	17,001	683,270
Calpine Corp.	22,523	496,407
Cameron International Corp.	2,118	150,187
CenterPoint Energy, Inc.	56,545	1,375,174
Chemtura Corp.	79,544	1,850,193
Cirrus Logic, Inc.	15,644	350,895
Clayton Williams Energy, Inc.	6,351	675,810
CMS Energy Corp.	25,343	733,173
Cognex Corp.	46,237	1,894,792
Coherent, Inc.	9,240	544,328
CommScope Holding Co., Inc.	23,430	577,315
CONMED Corp.	20,774	810,186
Crane Co.	1,352	92,761

	Shares	Value
Reference Entity — Long
United States (continued)
Devon Energy Corp.	51,622	$3,897,461
Diamondback Energy, Inc.	7,023	577,501
Diodes, Inc.	26,140	666,570
Discovery Communications, Inc.	44,661	3,755,990
DuPont Fabros Technology, Inc.	124,322	3,407,666
Dynegy, Inc.	7,955	211,205
Electronic Arts, Inc.	28,664	963,110
Entegris, Inc.	17,510	201,190
EOG Resources, Inc.	20,862	2,283,137
Equity Lifestyle Properties, Inc.	24,091	1,066,990
Facebook, Inc., Class A	143,782	10,445,762
First Solar, Inc.	82,169	5,185,686
FMC Technologies, Inc.	141,667	8,613,354
Forum Energy Technologies, Inc.	38,928	1,295,913
General Cable Corp.	42,068	935,172
Geo Group, Inc.	16,408	564,599
Globalstar, Inc.	126,461	500,786
Gogo, Inc.	99,293	1,609,540
Greatbatch, Inc.	7,108	351,917
H&E Equipment Services, Inc.	14,360	519,545
H&R Block, Inc.	87,068	2,797,495
Halliburton Co.	63,127	4,355,132
Hanger, Inc.	11,916	377,141
The Hanover Insurance Group, Inc.	4,254	245,924
Harman International Industries, Inc.	4,025	436,914
Hasbro, Inc.	45,270	2,261,689
HCA Holdings, Inc.	15,067	984,026
Health Net, Inc.	12,336	508,120
HFF, Inc., Class A	53,241	1,808,064
ICU Medical, Inc.	3,518	204,924
II-VI, Inc.	14,167	194,371
IMS Health Holdings, Inc.	1,710	44,631
Insight Enterprises, Inc.	13,630	358,060
Interactive Brokers Group, Inc., Class A	9,694	223,107
International Rectifier Corp.	28,141	699,022
The Interpublic Group of Cos., Inc.	48,834	962,518
ITT Corp.	32,912	1,512,965
Juniper Networks, Inc.	60,135	1,415,578
KapStone Paper and Packaging Corp.	59,145	1,758,972
Kosmos Energy Ltd.	27,248	262,398
Kulicke & Soffa Industries, Inc.	75,853	1,033,118
Lattice Semiconductor Corp.	227,609	1,556,846
Lincoln National Corp.	1,457	76,332
LogMeIn, Inc.	9,411	383,122
Manhattan Associates, Inc.	52,043	1,527,982
Manpowergroup, Inc.	107,869	8,401,916
Marathon Petroleum Corp.	43,593	3,639,144
Marvell Technology Group Ltd.	152,831	2,038,766
Masimo Corp.	28,455	685,196
Matson, Inc.	92,107	2,482,284
MAXIMUS, Inc.	23,334	965,094
MBIA, Inc.	518,243	4,964,768
The Medicines Co.	9,753	227,928
Memorial Resource Development Corp.	38,539	885,626
Mentor Graphics Corp.	78,719	1,554,700
Micron Technology, Inc.	197,943	6,047,159
Monolithic Power Systems, Inc.	29,800	1,228,952
Monster Beverage Corp.	43,825	2,803,047
Movado Group, Inc.	17,478	715,375
MRC Global, Inc.	160,009	4,293,041
NCR Corp.	25,998	804,638
NetApp, Inc.	48,911	1,899,703
New Jersey Resources Corp.	22,914	1,170,447
NIC, Inc.	66,955	1,129,531
NorthStar Asset Management Group, Inc.	3,429	61,413
NRG Energy, Inc.	5,484	169,785
See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2014	31

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund
	Shares	Value
Reference Entity — Long
United States (continued)
Ocwen Financial Corp.	63,864	$1,926,777
Omnicom Group, Inc.	88,485	6,193,065
OmniVision Technologies, Inc.	19,289	432,074
ON Semiconductor Corp.	220,687	1,889,081
Orbital Sciences Corp.	10,041	257,752
OSI Systems, Inc.	13,458	892,265
Parsley Energy, Inc., Class A	62,424	1,408,910
Pattern Energy Group, Inc.	12,208	378,326
PBF Energy, Inc.	194,796	5,278,972
Pegasystems, Inc.	66,932	1,430,337
Penske Automotive Group, Inc.	18,256	847,991
Pilgrim’s Pride Corp.	50,481	1,411,449
Pioneer Energy Services Corp.	109,954	1,617,423
Platform Specialty Products Corp.	7,396	182,755
Premier, Inc., Class A	7,790	220,457
Prestige Brands Holdings, Inc.	70,731	2,178,515
ProAssurance Corp.	2,824	123,211
Progress Software Corp.	10,194	236,297
PTC, Inc.	19,971	718,157
RCS Capital Corp., Class A	18,243	376,171
Realogy Holdings Corp.	52,085	1,914,645
RPC, Inc.	57,526	1,294,335
RR Donnelley & Sons Co.	243,024	4,218,897
Sabre Corp.	59,878	1,136,484
Sally Beauty Holdings, Inc.	39,731	1,031,019
Sanderson Farms, Inc.	2,089	190,287
SanDisk Corp.	5,538	507,890
Santander Consumer USA Holdings, Inc.	219,948	4,216,403
Schlumberger Ltd.	2,379	257,860
Scorpio Bulkers, Inc.	59,127	454,687
SeaWorld Entertainment, Inc.	109,564	3,051,357
SEI Investments Co.	43,665	1,564,080
Semtech Corp.	10,746	239,958
Skyworks Solutions, Inc.	86,809	4,406,425
SM Energy Co.	26,867	2,110,134
Sonus Networks, Inc.	8,792	31,036
Spirit Aerosystems Holdings, Inc., Class A	30,416	990,649
St. Jude Medical, Inc.	46,472	3,029,510
Stone Energy Corp.	23,892	909,091
Super Micro Computer, Inc.	33,558	878,213
Superior Energy Services, Inc.	17,493	587,765
Swift Transportation Co.	94,851	1,939,703
Synchronoss Technologies, Inc.	12,520	505,933
Synopsys, Inc.	35,046	1,323,687
Syntel, Inc.	8,581	741,141
T. Rowe Price Group, Inc.	17,191	1,335,053
The Middleby Corp.	695	50,638
Third Point Reinsurance Ltd.	17,074	248,597
Thoratec Corp.	30,891	1,003,958
Time, Inc.	63,984	1,542,014
TimkenSteel Corp.	132,593	5,769,121
The Toro Co.	8,063	478,378
TriNet Group, Inc.	37,141	869,099
TrueCar, Inc.	55,573	754,126
Union Pacific Corp.	3,435	337,695
Unit Corp.	66,452	4,209,734
Valero Energy Corp.	25,122	1,276,198
Verint Systems, Inc.	26,986	1,266,723
Verizon Communications, Inc.	54,564	2,751,117
Voya Financial, Inc.	108,054	4,008,803
WABCO Holdings, Inc.	56,031	5,461,902
Watsco, Inc.	9,651	864,440
Web.com Group, Inc.	22,169	588,587
Whirlpool Corp.	29,199	4,164,945

	Shares	Value
Reference Entity — Long
United States (concluded)
WhiteWave Foods Co., Class A	113,325	$3,375,952
Whiting Petroleum Corp.	85,184	7,537,932
		302,235,296
Total Reference Entity — Long		322,032,017

Reference Entity — Short
Bermuda
Golar LNG, Ltd.	(72,972)	(4,495,805)
Canada
Lululemon Athletica, Inc.	(3,494)	(134,414)
Luxembourg
Altisource Portfolio Solutions SA	(1,225)	(132,765)
Netherlands
Core Laboratories NV	(506)	(74,094)
United States
ABIOMED, Inc.	(5,525)	(141,440)
Acadia Healthcare Co., Inc.	(68,464)	(3,262,994)
Acadia Realty Trust	(25,389)	(716,731)
The Advisory Board Co.	(8,718)	(437,121)
AECOM Technology Corp.	(1,492)	(50,653)
Air Methods Corp.	(15,141)	(760,835)
AK Steel Holding Corp.	(792,285)	(7,209,794)
Alexander & Baldwin, Inc.	(9,928)	(378,952)
Allegheny Technologies, Inc.	(106,813)	(4,021,509)
Allegiant Travel Co.	(1,112)	(130,949)
Alliance Data Systems Corp.	(12,333)	(3,234,823)
American Capital Agency Corp.	(131,079)	(3,030,546)
American Eagle Outfitters, Inc.	(47,901)	(510,625)
Annaly Capital Management, Inc.	(6,569)	(72,916)
Astoria Financial Corp.	(51,663)	(665,419)
Astronics Corp.	(3,079)	(178,582)
athenahealth, Inc.	(1,322)	(164,457)
Avery Dennison Corp.	(2,967)	(140,072)
Axiall Corp.	(89,709)	(3,842,236)
Barnes & Noble, Inc.	(84,446)	(1,758,166)
Big Lots, Inc.	(21,863)	(956,506)
Bob Evans Farms, Inc.	(1,450)	(68,889)
Boyd Gaming Corp.	(214,229)	(2,356,519)
Buffalo Wild Wings, Inc.	(3,787)	(550,327)
Burlington Stores, Inc.	(1,698)	(55,576)
Cabela’s, Inc.	(18,716)	(1,092,266)
Cablevision Systems Corp.	(11,324)	(217,647)
Caesars Entertainment Corp.	(152,958)	(2,447,328)
Campbell Soup Co.	(261,320)	(10,868,299)
CarMax, Inc.	(56,611)	(2,763,183)
Century Aluminum Co.	(8,718)	(163,898)
Chemed Corp.	(35,559)	(3,621,684)
The Children’s Place, Inc.	(1,236)	(62,047)
Clean Harbors, Inc.	(64,390)	(3,710,796)
The Coca-Cola Co.	(6,244)	(245,327)
Colfax Corp.	(18,506)	(1,165,323)
Commercial Metals Co.	(2,953)	(50,910)
Community Health Systems, Inc.	(3,043)	(145,151)
comScore, Inc.	(16,424)	(594,385)
ConAgra Foods, Inc.	(17,751)	(534,838)
Corporate Office Properties Trust	(15,324)	(434,742)
Coty, Inc., Class A	(47,732)	(816,695)
Cray, Inc.	(18,097)	(479,932)
Crocs, Inc.	(348,623)	(5,532,647)
Cypress Semiconductor Corp.	(43,945)	(444,284)
Darden Restaurants, Inc.	(25,364)	(1,185,767)
Dean Foods Co.	(60,128)	(921,161)

See Notes to Financial Statements.

32	BLACKROCK FUNDS	JULY 31, 2014

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund
	Shares	Value
Reference Entity — Short
United States (continued)
Demandware, Inc.	(14,298)	$(861,312)
DeVry, Inc.	(41,426)	(1,655,797)
Diebold, Inc.	(176,885)	(6,665,027)
Dolby Laboratories, Inc., Class A	(53,411)	(2,384,267)
Douglas Emmett, Inc.	(32,394)	(922,905)
DreamWorks Animation SKG, Inc.	(104,521)	(2,090,420)
Eagle Materials, Inc.	(3)	(272)
Eaton Vance Corp.	(28,146)	(988,769)
Electronics For Imaging, Inc.	(8)	(353)
EMCOR Group, Inc.	(8)	(327)
Enbridge Energy Management LLC	(28,872)	(979,055)
Envision Healthcare Holdings, Inc.	(16)	(572)
Equifax, Inc.	(13,701)	(1,042,509)
The EW Scripps Co.	(9,722)	(210,773)
Fair Isaac Corp.	(33,340)	(1,905,381)
Finisar Corp.	(21,815)	(430,410)
First American Financial Corp.	(10,508)	(285,187)
Five Below, Inc.	(31,877)	(1,167,336)
Flotek Industries, Inc.	(126,016)	(3,635,562)
GATX Corp.	(4,124)	(255,688)
Genesee & Wyoming, Inc., Class A	(5,626)	(561,081)
Global Payments, Inc.	(801)	(55,485)
GrafTech International, Ltd.	(2,005)	(16,842)
Granite Construction, Inc.	(74,522)	(2,425,691)
Greenhill & Co., Inc.	(4,480)	(205,050)
Group 1 Automotive, Inc.	(8,451)	(624,698)
Groupon, Inc.	(33,367)	(215,884)
GT Advanced Technologies, Inc.	(30,811)	(426,424)
Guess?, Inc.	(3,016)	(78,446)
HB Fuller Co.	(6)	(268)
HeartWare International, Inc.	(5,864)	(493,807)
Hill-Rom Holdings, Inc.	(16,379)	(645,333)
HNI Corp.	(1,203)	(42,514)
HollyFrontier Corp.	(44,863)	(2,109,010)
Hornbeck Offshore Services, Inc.	(42,529)	(1,858,517)
Hospira, Inc.	(92,054)	(5,106,235)
Hudson City Bancorp, Inc.	(270,308)	(2,635,503)
Integra LifeSciences Holdings Corp.	(60,040)	(2,847,097)
Intrepid Potash, Inc.	(304,056)	(4,503,069)
Investors Bancorp, Inc.	(10,011)	(103,614)
Iron Mountain, Inc.	(48,739)	(1,633,244)
Janus Capital Group, Inc.	(179,504)	(2,044,551)
JetBlue Airways Corp.	(95,625)	(1,025,100)
Kate Spade & Co.	(154,248)	(5,835,202)
KB Home	(16)	(261)
Kinder Morgan Management LLC	(1)	(77)
Level 3 Communications, Inc.	(5,756)	(253,149)
Lexmark International, Inc.	(10,174)	(488,657)
Louisiana-Pacific Corp.	(48,230)	(653,034)
Magnum Hunter Resources Corp., (Issued 12/27/07, 1 Share for 1 Warrant, Expires 4/15/16, Strike Price $45.82)	(60)	—
Markel Corp.	(4,459)	(2,818,578)
Marketo, Inc.	(20,679)	(565,571)
Martin Marietta Materials, Inc.	(55,680)	(6,917,126)
Masonite International Corp.	(9,842)	(482,356)
Mattress Firm Holding Corp.	(14,246)	(663,864)
McDermott International, Inc.	(531,561)	(3,880,395)
The Men’s Wearhouse, Inc.	(419)	(21,084)
MGIC Investment Corp.	(195,947)	(1,448,048)
Molina Healthcare, Inc.	(1,222)	(49,919)
Monro Muffler Brake, Inc.	(7,365)	(374,068)
MSA Safety, Inc.	(8,057)	(417,191)
MSC Industrial Direct Co., Inc.	(14,756)	(1,258,539)
Navistar International Corp.	(141,659)	(4,982,147)
NetSuite, Inc.	(10,885)	(917,714)

	Shares	Value
Reference Entity — Short
United States (concluded)
The New York Times Co.	(1,073)	$(13,402)
Newmont Mining Corp.	(299,859)	(7,469,488)
Nexstar Broadcasting Group, Inc.	(39,626)	(1,846,175)
NRG Yield, Inc., Class A	(1,608)	(84,018)
Nuance Communications, Inc.	(287,954)	(5,235,004)
Olin Corp.	(4,036)	(107,237)
ONEOK, Inc.	(6)	(387)
Peabody Energy Corp.	(431,169)	(6,540,834)
Piedmont Office Realty Trust, Inc.	(10,514)	(204,497)
Pinnacle Entertainment, Inc.	(110,565)	(2,410,317)
Proofpoint, Inc.	(64,378)	(2,270,612)
Proto Labs, Inc.	(406)	(32,886)
Public Storage	(20,450)	(3,509,425)
Realty Income Corp.	(50,441)	(2,171,485)
Redwood Trust, Inc.	(1,817)	(34,487)
Rent-A-Center, Inc.	(6,741)	(161,380)
Restoration Hardware Holdings, Inc.	(42,859)	(3,505,438)
RetailMeNot, Inc.	(7,315)	(178,925)
RF Micro Devices, Inc.	(20,537)	(229,193)
Rockwell Collins, Inc.	(69,590)	(5,098,859)
Rovi Corp.	(41,237)	(963,709)
Royal Gold, Inc.	(34,956)	(2,641,625)
Salix Pharmaceuticals, Ltd.	(9,413)	(1,241,669)
Sanchez Energy Corp.	(27,049)	(857,994)
Select Comfort Corp.	(78,646)	(1,588,649)
Sinclair Broadcast Group, Inc.	(3,167)	(102,326)
SL Green Realty Corp.	(6,871)	(740,694)
Solera Holdings, Inc.	(6)	(384)
Spectra Energy Corp.	(233,959)	(9,573,602)
Sprint Corp.	(114,350)	(840,473)
Stillwater Mining Co.	(279,693)	(5,006,505)
SunEdison, Inc.	(121,222)	(2,424,440)
SUPERVALU, Inc.	(259,585)	(2,380,394)
Sysco Corp.	(8,053)	(287,412)
Take-Two Interactive Software, Inc.	(48,098)	(1,076,433)
TAL International Group, Inc.	(10,526)	(465,249)
Taubman Centers, Inc.	(11,608)	(853,884)
Tempur Sealy International, Inc.	(40,295)	(2,204,539)
Tidewater, Inc.	(48,272)	(2,281,817)
Toll Brothers, Inc.	(3,994)	(130,564)
UDR, Inc.	(7,303)	(212,371)
UMB Financial Corp.	(660)	(37,376)
Under Armour, Inc., Class A	(27,232)	(1,817,736)
USG Corp.	(54,475)	(1,440,864)
Valmont Industries, Inc.	(15,721)	(2,289,449)
Vantiv, Inc., Class A Class A	(1,175)	(38,516)
Veeco Instruments, Inc.	(39,266)	(1,362,923)
Veeva Systems, Inc., Class A	(16,696)	(397,365)
VeriFone Systems, Inc.	(69,200)	(2,318,892)
ViaSat, Inc.	(711)	(41,572)
Vince Holding Corp.	(2,589)	(87,482)
Virtus Investment Partners, Inc.	(2,590)	(531,080)
Volcano Corp.	(8,538)	(140,962)
Vornado Realty Trust	(103,038)	(10,924,089)
Westamerica BanCorp.	(59,447)	(2,842,756)
WEX, Inc.	(37,581)	(4,055,742)
Weyerhaeuser Co.	(4,928)	(154,345)
Wolverine World Wide, Inc.	(51,774)	(1,256,037)
Workday, Inc., Class A	(27,570)	(2,311,469)
World Fuel Services Corp.	(19,869)	(853,374)
Wright Medical Group, Inc.	(18,598)	(573,190)
XPO Logistics, Inc.	(3,232)	(99,836)
		(269,915,149)
Total Reference Entity — Short		(274,752,227)
Net Value of Reference Entity — Bank of America N.A.		$47,279,790

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2014	33

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Deutsche Bank AG as of July 31, 2014, expiration dates 9/03/14 — 1/07/16:

	Shares	Value
Reference Entity — Long
Australia
Arrium Ltd.	3,505,616	$2,634,072
BlueScope Steel Ltd.	69,887	401,650
carsales.com Ltd.	92,689	978,803
Downer EDI Ltd.	282,862	1,261,649
Fairfax Media, Ltd.	1,304,984	1,027,142
JB Hi-Fi Ltd.	258,960	4,764,156
Nine Entertainment Co. Holdings Ltd.	231,126	458,454
Seven West Media Ltd.	618,909	1,162,629
		12,688,555
Austria
CAT Oil AG	1,116	21,331
Belgium
bpost SA	50,428	1,267,456
Canada
Aimia, Inc.	70,308	1,236,121
Air Canada, Class B	39,693	349,842
Atco Ltd. Class I	18,903	828,691
Bankers Petroleum Ltd.	87,326	493,354
Bonavista Energy Corp.	26,511	342,830
Brookfield Renewable Energy Partners LP	41,008	1,169,293
Canadian Energy Services & Technology Corp.	11,769	102,433
Canfor Corp.	1,800	38,118
CCL Industries, Inc., Class B	2,337	231,353
Celestica, Inc.	35,442	380,310
Crew Energy, Inc.	97,065	875,085
Dollarama, Inc.	27,039	2,225,662
Encana Corp.	127,698	2,749,896
Gran Tierra Energy, Inc.	13,139	87,123
Industrial Alliance Insurance & Financial Services, Inc.	61,244	2,685,446
Kelt Exploration, Ltd.	110,570	1,304,104
Linamar Corp.	86,932	4,732,685
Onex Corp.	101,317	5,895,872
Paramount Resources Ltd., Class A	5,601	286,535
Parex Resources, Inc.	50,710	660,879
Raging River Exploration, Inc.	115,703	1,002,791
RioCan Real Estate Investment Trust	9,397	233,385
Suncor Energy, Inc.	75,586	3,103,577
Superior Plus Corp.	136,199	1,738,790
TELUS Corp.	107,841	3,764,322
TORC Oil & Gas, Ltd.	25,423	309,875
TransForce, Inc.	123,958	3,134,335
Trinidad Drilling, Ltd.	26,084	252,144
Westjet Airlines Ltd.	4,254	109,437
		40,324,288
Cyprus
Prosafe SE	19,968	148,706
Denmark
A.P. Moeller — Maersk A/S, Class A	78	175,042
A.P. Moeller — Maersk A/S, Class B	4,505	10,502,587
Danske Bank A/S	21,286	614,966
H Lundbeck A/S	17,306	396,582
OW Bunker A/S	8,707	248,159
Pandora A/S	10,894	745,486
Tryg A/S	1,678	169,063
Vestas Wind Systems A/S	72,496	3,268,643
		16,120,528

	Shares	Value
Reference Entity — Long
Finland
Elisa OYJ	43,785	$1,256,448
Kesko OYJ, Class B	78,911	3,001,248
Sampo OYJ, Class A	47,637	2,366,396
Stora Enso OYJ, Class R	28,934	259,973
UPM-Kymmene OYJ	3,425	55,822
		6,939,887
France
Solocal Group	408,351	333,651
Technip SA	52,724	4,870,368
UbiSoft Entertainment SA	1,109	18,556
		5,222,575
Germany
Duerr AG	17,147	1,306,182
E.ON SE	9,961	188,047
Gerresheimer AG	881	60,815
Kloeckner & Co. SE	12,300	159,985
MorphoSys AG	2,964	283,605
Nordex SE	57,799	1,050,846
Solarworld AG	10	194
Telefonica Deutschland Holding AG	82,376	644,060
TUI AG	158,991	2,244,031
		5,937,765
Hong Kong
Global Brands Group Holding, Ltd.	1,508,000	394,996
HKT Trust and HKT Ltd.	219,000	258,652
Kerry Properties Ltd.	495,000	1,806,775
MGM China Holdings Ltd.	234,400	857,118
New World Development Co. Ltd.	120,000	151,324
SJM Holdings Ltd.	230,000	614,483
		4,083,348
Ireland
DCC PLC	72,563	4,140,030
Dragon Oil PLC	1	10
		4,140,040
Italy
Mediobanca SpA	179,130	1,578,867
Moncler SpA	308,387	4,658,161
Telecom Italia SpA, Non-Convertible Savings Shares	186,142	174,037
Unipol Gruppo Finanziario SpA	29,760	163,158
		6,574,223
Japan
Advantest Corp.	169,600	1,893,500
Anritsu Corp.	79,700	759,485
Asahi Group Holdings Ltd.	64,200	1,936,184
Astellas Pharma, Inc.	29,200	395,969
Bridgestone Corp.	8,900	321,204
Calsonic Kansei Corp.	47,000	309,116
Canon Marketing Japan, Inc.	3,700	75,386
Chugai Pharmaceutical Co. Ltd.	300	9,985
Citizen Holdings Co. Ltd.	247,200	1,965,463
COLOPL, Inc.	66,500	2,519,255
COMSYS Holdings Corp.	6,400	118,459
Daiichi Sankyo Co. Ltd.	12,600	229,114
Daikyo, Inc.	269,000	565,834
Dainippon Screen Manufacturing Co., Ltd.	134,000	617,578
Daiwa House Industry Co. Ltd.	131,000	2,659,197
Dentsu, Inc.	1,100	43,567
Disco Corp.	24,900	1,608,127
DMG Mori Seiki Co. Ltd.	104,900	1,333,748
Ebara Corp.	64,000	397,327

See Notes to Financial Statements.

34	BLACKROCK FUNDS	JULY 31, 2014

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund
	Shares	Value
Reference Entity — Long
Japan (continued)
Eisai Co. Ltd.	1,800	$76,248
Enplas Corp.	30,100	1,809,037
F@N Communications, Inc.	29,800	457,097
FANUC Corp.	18,800	3,249,209
Fast Retailing Co. Ltd.	2,900	957,429
Fujitsu General Ltd.	75,000	1,035,279
Gree, Inc.	41,600	328,435
Hamamatsu Photonics KK	9,200	432,460
Haseko Corp.	562,000	4,462,530
Hitachi High-Technologies Corp.	64,000	1,716,787
Hitachi Kokusai Electric, Inc.	27,000	362,088
Ichigo Group Holdings Co Ltd.	100,900	295,561
Iida Group Holdings Co. Ltd.	18,800	280,115
J Trust Co., Ltd.	84,700	1,059,054
JGC Corp.	28,000	848,466
Kakaku.com, Inc.	20,700	350,327
Kaken Pharmaceutical Co. Ltd.	23,000	513,908
Kandenko Co., Ltd.	26,000	141,193
KDDI Corp.	59,900	3,443,224
Keihin Corp.	169,000	2,591,744
Keyence Corp.	5,000	2,178,223
Kinden Corp.	170,000	1,900,094
Konica Minolta, Inc.	55,700	594,648
KYB Co., Ltd.	28,000	127,089
Mitsubishi Corp.	15,600	328,721
Mitsubishi Electric Corp.	609,000	8,039,734
MonotaRO Co Ltd.	9,100	242,486
Nexon Co. Ltd.	84,500	815,229
NGK Insulators Ltd.	2,000	47,321
Nifco, Inc.	20,100	660,855
Nihon M&A Center, Inc.	11,100	310,872
Nikkiso Co., Ltd.	16,500	195,111
Nippon Kayaku Co., Ltd.	46,000	583,113
Nippon Telegraph & Telephone Corp.	198,500	13,181,244
Nissan Chemical Industries Ltd.	149,900	2,747,846
Nissan Motor Co. Ltd.	154,500	1,515,708
Nisshin Steel Holdings Co. Ltd.	34,200	461,794
Nitto Denko Corp.	37,300	1,664,566
Oki Electric Industry Co. Ltd.	104,000	230,786
Oriental Land Co. Ltd.	23,700	4,450,535
ORIX Corp.	190,800	3,083,571
Resorttrust, Inc.	56,600	1,168,980
Santen Pharmaceutical Co. Ltd.	2,400	141,482
Sanwa Holdings Corp.	53,000	373,591
SBI Holdings, Inc.	9,200	107,332
Secom Co. Ltd.	46,200	2,810,167
Senshu Ikeda Holdings, Inc.	238,200	1,214,020
Shinsei Bank Ltd.	1,187,000	2,509,940
Shionogi & Co. Ltd.	115,300	2,489,202
Ship Healthcare Holdings, Inc.	33,600	1,097,746
SHO-BOND Holdings Co., Ltd.	35,200	1,490,975
Sojitz Corp.	519,200	883,121
Square Enix Holdings Co., Ltd.	91,000	1,857,575
Sumitomo Chemical Co. Ltd.	69,000	262,271
Sumitomo Dainippon Pharma Co. Ltd.	77,700	949,892
Sumitomo Mitsui Trust Holdings, Inc.	405,000	1,762,441
Sumitomo Real Estate Sales Co. Ltd.	25,700	745,185
Sumitomo Rubber Industries Ltd.	52,700	763,322
Tadano Ltd.	57,000	990,268
Taisei Corp.	108,000	609,075
Toho Co. Ltd.	32,200	781,047
Tokuyama Corp.	137,000	469,178
Tokyo Dome Corp.	19,000	89,257
Tokyo Tatemono Co. Ltd.	73,000	623,481

	Shares	Value
Reference Entity — Long
Japan (concluded)
Tokyu Fudosan Holdings Corp.	200,500	$1,520,749
Tosoh Corp.	8,000	35,101
TS Tech Co., Ltd.	79,800	2,272,462
Ube Industries Ltd.	180,000	310,581
Yamaha Corp.	48,600	740,561
Zenkoku Hosho Co., Ltd.	95,300	2,418,872
		117,016,109
Norway
Aker Solutions ASA	190,081	2,805,230
BW LPG Ltd.	71,616	921,402
DnB NOR ASA	240,582	4,263,493
DNO ASA	165,152	553,168
Petroleum Geo-Services ASA	175,977	1,494,759
Storebrand ASA	698,725	3,882,189
Subsea 7 SA	543,665	9,080,758
Telenor ASA	44,763	1,030,133
Yara International ASA	34,637	1,587,395
		25,618,527
Singapore
ComfortDelGro Corp. Ltd.	548,000	1,132,570
Spain
Gamesa Corp. Tecnologica SA	111,504	1,396,279
Iberdrola SA	637,340	4,741,613
Tecnicas Reunidas SA	25,099	1,410,868
Telefonica SA	357,008	5,820,124
		13,368,884
Sweden
Castellum AB	8,760	146,987
Hennes & Mauritz AB, Class B	13,422	548,711
Intrum Justitia AB	85,401	2,613,290
Investment AB Kinnevik, Class B	32,372	1,343,678
NCC AB, -B Shares	42,128	1,316,377
Skandinaviska Enskilda Banken AB, Class A	435,059	5,824,121
Swedbank AB, Class A	83,525	2,139,711
Tele2 AB, Class B	111,067	1,354,957
Telefonaktiebolaget LM Ericsson, Class B	335,144	4,173,172
TeliaSonera AB	1,331,554	9,972,975
Trelleborg AB, B Shares	59,031	1,130,541
		30,564,520
Switzerland
Georg Fischer AG, Registered Shares	930	614,569
United Kingdom
Afren PLC	528,742	980,149
Bellway PLC	28,234	716,662
Britvic PLC	346,258	4,091,721
CSR PLC	57,632	512,599
Howden Joinery Group PLC	413,099	2,358,743
National Grid PLC	135	1,923
Pace PLC	69,601	374,248
Paragon Group of Cos. PLC	348,912	2,026,316
Quindell PLC	39,701	137,406
Rightmove PLC	127,584	4,886,384
Telecity Group PLC	14	187
		16,086,338
Total Reference Entity — Long		307,870,219

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2014	35

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund
	Shares	Value
Reference Entity — Short
Austria
Andritz AG	(102,705)	$(5,559,089)
BUWOG AG	(17,606)	(340,663)
Erste Group Bank AG	(361,634)	(9,286,190)
IMMOFINANZ AG	(267,183)	(846,129)
OMV AG	(27,229)	(1,095,112)
Verbund AG	(124,077)	(2,334,342)
Vienna Insurance Group AG Wiener Versicherung Gruppe	(32,358)	(1,606,108)
		(21,067,633)
Belgium
Belgacom SA	(53,965)	(1,763,507)
Colruyt SA	(16,662)	(806,887)
Delhaize Group SA	(85,555)	(5,583,071)
KBC Groep NV	(66,205)	(3,588,646)
NV Bekaert SA	(10,127)	(378,521)
UCB SA	(58,475)	(5,363,565)
		(17,484,197)
Canada
Alamos Gold, Inc.	(4,044)	(35,976)
AuRico Gold, Inc.	(36,358)	(149,387)
AutoCanada, Inc.	(1,020)	(67,804)
Avigilon Corp.	(84,788)	(1,975,937)
Barrick Gold Corp.	(8,526)	(154,044)
Detour Gold Corp.	(15,128)	(170,517)
DH Corp.	(106,369)	(3,214,434)
Empire Co., Ltd.	(170,992)	(12,092,624)
Enbridge, Inc.	(4,736)	(232,163)
First Majestic Silver Corp.	(5,407)	(57,375)
Maple Leaf Foods, Inc.	(3,481)	(62,798)
Norbord, Inc.	(18,352)	(381,902)
Novagold Resources, Inc.	(8,895)	(33,611)
Pembina Pipeline Corp.	(10,796)	(452,296)
Silver Wheaton Corp.	(21,981)	(574,145)
SNC-Lavalin Group, Inc.	(4,130)	(218,176)
Teck Resources, Ltd.	(222,390)	(5,329,528)
TransCanada Corp.	(3,814)	(191,338)
Trican Well Service, Ltd.	(63,568)	(917,651)
Veresen, Inc.	(15,639)	(265,778)
		(26,577,484)
Colombia
Pacific Rubiales Energy Corp.	(9,429)	(180,304)
Denmark
FLSmidth & Co. A/S	(2,285)	(116,883)
France
Accor SA	(129,895)	(6,290,505)
Alcatel-Lucent	(1,977,326)	(6,921,856)
Bollore SA	(1,964)	(1,212,107)
Carrefour SA	(168,862)	(5,831,606)
Kering	(2,164)	(463,277)
Lafarge SA	(9,840)	(765,884)
Neopost SA	(35,302)	(2,478,653)
Pernod Ricard SA	(2,648)	(296,553)
Peugeot SA	(812,101)	(12,112,473)
Remy Cointreau SA	(191)	(15,640)
		(36,388,554)
Germany
Aixtron SE	(110,355)	(1,489,076)
Drillisch AG	(237,738)	(8,899,937)
ElringKlinger AG	(12,582)	(453,870)

	Shares	Value
Reference Entity — Short
Germany (concluded)
MAN SE	(57,903)	$(6,875,698)
ThyssenKrupp AG	(1,628)	(46,139)
Wacker Chemie AG	(1,608)	(186,131)
		(17,950,851)
Hong Kong
ASM Pacific Technology, Ltd.	(1,500)	(15,939)
Chow Tai Fook Jewellery Group, Ltd.	(630,200)	(914,020)
Esprit Holdings Ltd.	(1,213,600)	(1,898,917)
Hang Lung Properties Ltd.	(103,000)	(318,101)
Hang Seng Bank, Ltd.	(7,300)	(123,666)
Hong Kong & China Gas Co., Ltd.	(55,000)	(120,360)
Jardine Matheson Holdings, Ltd.	(22,352)	(1,334,171)
Jardine Strategic Holdings, Ltd.	(15,000)	(536,119)
Johnson Electric Holdings, Ltd.	(37,625)	(145,644)
Li & Fung, Ltd.	(174,000)	(231,789)
The Link REIT	(188,500)	(1,069,464)
MTR Corp., Ltd.	(10,500)	(41,390)
Shangri-La Asia, Ltd.	(100,000)	(157,744)
Swire Pacific, Ltd.	(40,500)	(521,444)
The Wharf Holdings, Ltd.	(204,000)	(1,625,877)
		(9,054,645)
Japan
Acom Co., Ltd.	(248,500)	(978,467)
Aeon Co. Ltd.	(167,900)	(1,885,200)
Aiful Corp.	(183,500)	(985,864)
Aisin Seiki Co., Ltd.	(20,700)	(803,944)
Alfresa Holdings Corp.	(6,700)	(399,993)
Asahi Glass Co., Ltd.	(1,434,000)	(8,497,594)
ASKUL Corp.	(29,500)	(814,158)
Autobacs Seven Co., Ltd.	(15,300)	(250,348)
Chiyoda Corp.	(39,000)	(461,762)
Coca-Cola East Japan Co. Ltd.	(117,900)	(3,151,221)
Cosmos Pharmaceutical Corp.	(23,300)	(2,855,331)
CyberAgent, Inc.	(34,300)	(1,149,780)
Dai Nippon Printing Co., Ltd.	(219,000)	(2,246,576)
Daido Steel Co., Ltd.	(144,000)	(672,914)
Electric Power Development Co., Ltd.	(14,400)	(463,928)
GMO internet, Inc.	(31,900)	(348,058)
Gulliver International Co., Ltd.	(30,500)	(279,632)
Hikari Tsushin, Inc.	(700)	(51,249)
HIS Co. Ltd.	(65,600)	(2,059,716)
Hokuriku Electric Power Co.	(32,400)	(419,599)
House Foods Group, Inc.	(16,400)	(295,683)
Hulic Co., Ltd.	(2,900)	(34,705)
IHI Corp.	(2,025,000)	(9,364,589)
Internet Initiative Japan, Inc.	(16,300)	(357,716)
Isuzu Motors, Ltd.	(1,020,000)	(7,079,422)
IT Holdings Corp.	(13,500)	(246,436)
Iwatani Corp.	(276,000)	(2,122,333)
Japan Prime Realty Investment Corp.	(88)	(304,448)
JSR Corp.	(38,200)	(658,643)
Kanamoto Co., Ltd.	(1,300)	(54,849)
Kenedix Office Investment Corp.	(31)	(168,347)
Koito Manufacturing Co., Ltd.	(20,300)	(556,235)
Kyushu Electric Power Co., Inc.	(233,200)	(2,589,324)
LIXIL Group Corp.	(26,200)	(635,136)
Maeda Corp.	(88,000)	(747,211)
Makita Corp.	(30,600)	(1,809,899)
McDonald’s Holdings Co. Japan Ltd.	(28,600)	(719,846)
Mitsubishi Tanabe Pharma Corp.	(5,900)	(85,701)
Mitsui Engineering & Shipbuilding Co. Ltd.	(93,000)	(189,270)
Mitsui Fudosan Co., Ltd.	(11,000)	(363,262)

See Notes to Financial Statements.

36	BLACKROCK FUNDS	JULY 31, 2014

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund
	Shares	Value
Reference Entity — Short
Japan (concluded)
NGK Spark Plug Co., Ltd.	(2,000)	$(60,468)
NHK Spring Co., Ltd.	(58,800)	(575,830)
Nintendo Co. Ltd.	(29,600)	(3,288,263)
Nippon Electric Glass Co. Ltd.	(913,000)	(5,115,056)
Nippon Express Co., Ltd.	(101,000)	(488,420)
Nippon Shinyaku Co., Ltd.	(8,000)	(228,429)
Nippon Yusen KK	(85,000)	(243,544)
Nipro Corp.	(111,700)	(955,925)
NTT Urban Development Corp.	(106,700)	(1,162,449)
Okasan Securities Group, Inc.	(46,000)	(336,624)
Ono Pharmaceutical Co., Ltd.	(34,100)	(2,884,494)
Onward Holdings Co. Ltd.	(102,000)	(727,210)
Oracle Corp. Japan	(15,500)	(656,726)
Orix JREIT, Inc.	(142)	(195,321)
Pacific Metals Co., Ltd.	(82,000)	(403,377)
Rengo Co., Ltd.	(699,000)	(3,193,233)
Ryohin Keikaku Co., Ltd.	(19,800)	(2,389,673)
Sanken Electric Co., Ltd.	(249,000)	(2,015,334)
Seiko Epson Corp.	(22,800)	(975,974)
Shimachu Co., Ltd.	(24,500)	(568,046)
Shimamura Co. Ltd.	(12,900)	(1,279,280)
Stanley Electric Co., Ltd.	(6,200)	(160,811)
Sugi Holdings Co., Ltd.	(34,300)	(1,470,404)
Sumco Corp.	(14,800)	(136,245)
Sumitomo Forestry Co., Ltd.	(37,100)	(437,032)
Taiyo Nippon Sanso Corp.	(72,000)	(631,375)
Taiyo Yuden Co., Ltd.	(56,400)	(601,515)
TonenGeneral Sekiyu KK	(94,000)	(820,938)
Toshiba Corp.	(1,752,000)	(7,792,291)
Toyo Suisan Kaisha, Ltd.	(59,000)	(1,789,597)
Toyota Motor Corp.	(27,800)	(1,641,312)
Unicharm Corp.	(800)	(48,986)
UNY Group Holdings Co., Ltd.	(94,400)	(561,167)
The Yokohama Rubber Co., Ltd.	(76,000)	(658,042)
		(101,651,780)
Macau
Sands China, Ltd.	(4,800)	(35,706)
Netherlands
Koninklijke Vopak NV	(257,127)	(11,902,404)
USG People NV	(55,837)	(771,242)
		(12,673,646)
Norway
TGS Nopec Geophysical Co. ASA	(1,081)	(30,659)
Portugal
Jeronimo Martins SGPS SA	(39,001)	(509,789)
Singapore
City Developments, Ltd.	(87,000)	(734,787)
Global Logistic Properties, Ltd.	(815,000)	(1,814,326)
Neptune Orient Lines, Ltd.	(467,000)	(354,821)
Suntec Real Estate Investment Trust	(1,309,000)	(1,875,732)
United Overseas Bank, Ltd.	(48,000)	(926,335)
Wilmar International, Ltd.	(3,159,000)	(8,247,705)
		(13,953,706)
South Africa
Lonmin PLC	(1,414,232)	(5,422,640)
Switzerland
Banque Cantonale Vaudoise	(910)	(484,618)
Barry Callebaut AG	(34)	(41,807)
Clariant AG	(18,790)	(349,811)
Dufry AG	(57,379)	(9,826,251)

	Shares	Value
Reference Entity — Short
Switzerland (concluded)
Panalpina Welttransport Holding AG	(14,723)	$(2,004,521)
SGS SA	(5,003)	(10,898,750)
Sonova Holding AG	(4,961)	(769,720)
Swiss Prime Site AG	(2,937)	(233,067)
		(24,608,545)
United Kingdom
Antofagasta PLC	(27,488)	(374,044)
ASOS PLC	(50,445)	(2,120,654)
Associated British Foods PLC	(30,014)	(1,405,011)
BAE Systems PLC	(1,152,431)	(8,305,513)
Burberry Group PLC	(51,146)	(1,216,177)
Croda International PLC	(6,481)	(229,889)
Diageo PLC	(50,387)	(1,513,239)
DS Smith PLC	(220,478)	(972,262)
G4S PLC	(1,171,516)	(4,957,343)
Hargreaves Lansdown PLC	(19)	(328)
ICAP PLC	(59,152)	(345,928)
Intertek Group PLC	(96,810)	(4,179,777)
Kingfisher PLC	(967,098)	(4,884,691)
Meggitt PLC	(109,616)	(938,593)
Michael Page International PLC	(460,558)	(3,309,648)
Pearson PLC	(2,532)	(48,775)
Serco Group PLC	(1,622,603)	(9,908,553)
Smiths Group PLC	(17,584)	(377,324)
		(45,087,749)
United States
Tahoe Resources, Inc.	(197,867)	(5,242,700)
Total Reference Entity — Short		(338,037,471)
Net Value of Reference Entity — Deutsche Bank AG		$(30,167,252)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of July 31, 2014, expiration dates 8/06/14 — 2/04/16:

Reference Entity — Long
Bermuda
Assured Guaranty Ltd.	96,783	$2,160,197
North Atlantic Drilling, Ltd.	293,451	2,861,147
		5,021,344
Canada
Canadian Solar, Inc.	5,003	124,875
Cyprus
Ocean Rig UDW, Inc.	116,564	2,036,373
Netherlands
AVG Technologies NV	13,170	223,890
NXP Semiconductor NV	188,080	11,726,788
		11,950,678
Panama
Copa Holdings SA, Class A	42,983	6,527,828
Singapore
Flextronics International Ltd.	143,206	1,487,910
United Kingdom
Navigator Holdings, Ltd.	38,416	1,069,885
Willis Group Holdings PLC	11,477	467,688
		1,537,573

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2014	37

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund
	Shares	Value
Reference Entity — Long
United States
Acxiom Corp.	74,264	$1,360,516
Affiliated Managers Group, Inc.	36,801	7,332,599
Air Lease Corp.	207,759	7,157,298
Akamai Technologies, Inc.	2,284	134,802
Align Technology, Inc.	25,818	1,399,594
Allison Transmission Holdings, Inc.	26,684	781,308
Alon USA Energy, Inc.	21,528	276,635
Altera Corp.	107,546	3,518,905
Amdocs Ltd.	18,798	852,301
American States Water Co.	28,708	877,029
Amkor Technology, Inc.	22,063	195,258
Anadarko Petroleum Corp.	13,573	1,450,275
Anixter International, Inc.	600	51,582
ANSYS, Inc.	18,560	1,428,006
Apple, Inc.	54,632	5,221,180
ArcBest Corp.	3,600	114,228
Arista Networks, Inc.	3,902	258,000
ARRIS Group, Inc.	49,161	1,679,831
Artisan Partners Asset Management, Inc.	26,476	1,379,400
Aspen Technology, Inc.	46,805	2,033,209
Athlon Energy, Inc.	25,494	1,215,044
Baker Hughes, Inc.	164,977	11,345,468
Basic Energy Services, Inc.	118,864	2,851,547
Benchmark Electronics, Inc.	49,748	1,201,414
Berry Plastics Group, Inc.	59,314	1,440,737
Bloomin’ Brands, Inc.	21,712	425,338
The Boeing Co.	61,639	7,426,267
Brady Corp., Class A	36,880	964,412
Bristol-Myers Squibb Co.	15,366	777,827
Broadridge Financial Solutions, Inc.	29,867	1,205,731
Bruker Corp.	98,416	2,236,996
Cabot Corp.	679	35,573
Cabot Microelectronics Corp.	3,572	143,559
Calpine Corp.	62,652	1,380,850
Cameron International Corp.	2,827	200,463
Castlight Health, Inc.	1,938	25,989
CBS Corp., Class B	25,120	1,427,570
CenterPoint Energy, Inc.	102,701	2,497,688
Chemtura Corp.	11,971	278,445
Cirrus Logic, Inc.	11,068	248,255
Clayton Williams Energy, Inc.	1,749	186,111
CMS Energy Corp.	55,380	1,602,143
Cognex Corp.	40,564	1,662,313
Coherent, Inc.	12,575	740,793
Comcast Corp., Special Class A	464	24,810
CommScope Holding Co., Inc.	108,896	2,683,197
Compuware Corp.	41,641	378,933
CONMED Corp.	14,898	581,022
Crane Co.	3,793	260,238
Crimson Wine Group Ltd.	1	9
Devon Energy Corp.	20,715	1,563,982
Diamondback Energy, Inc.	1,044	85,848
Diodes, Inc.	39,186	999,243
DIRECTV	826	71,077
Discovery Communications, Inc.	69,454	5,841,081
DuPont Fabros Technology, Inc.	91,064	2,496,064
Dynegy, Inc.	4,528	120,218
Eclipse Resources Corp.	1,662	34,204
Entegris, Inc.	21,821	250,723
EOG Resources, Inc.	55,663	6,091,759
Equity Lifestyle Properties, Inc.	4,721	209,093
Facebook, Inc., Class A	51,688	3,755,133
First Solar, Inc.	60,920	3,844,661
FMC Technologies, Inc.	102,026	6,203,181
Forum Energy Technologies, Inc.	3,518	117,114

	Shares	Value
Reference Entity — Long
United States (continued)
General Cable Corp.	95,653	$2,126,366
Geo Group, Inc.	34,125	1,174,241
Globalstar, Inc.	114,356	452,850
Gogo, Inc.	40,315	653,506
Greatbatch, Inc.	5,992	296,664
H&E Equipment Services, Inc.	13,201	477,612
H&R Block, Inc.	50,969	1,637,634
Halliburton Co.	183,867	12,684,984
The Hanover Insurance Group, Inc.	3,144	181,755
Harman International Industries, Inc.	6,978	757,462
Hasbro, Inc.	61,142	3,054,654
HCA Holdings, Inc.	10,219	667,403
Health Net, Inc.	17,235	709,910
HFF, Inc., Class A	62,765	2,131,499
ICU Medical, Inc.	24,909	1,450,949
II-VI, Inc.	16,192	222,154
Insight Enterprises, Inc.	5,963	156,648
Interactive Brokers Group, Inc., Class A	30,644	705,272
International Rectifier Corp.	10,107	251,058
The Interpublic Group of Cos., Inc.	189,643	3,737,864
ITT Corp.	34,473	1,584,724
Johnson & Johnson	1,050	105,095
Juniper Networks, Inc.	36,077	849,253
KapStone Paper and Packaging Corp.	71,200	2,117,488
Kosmos Energy Ltd.	9,435	90,859
The Kroger Co.	62,396	3,056,156
Kulicke & Soffa Industries, Inc.	14,690	200,078
Lattice Semiconductor Corp.	219,806	1,503,473
Lincoln National Corp.	19,271	1,009,608
LogMeIn, Inc.	26,404	1,074,907
Manhattan Associates, Inc.	87,566	2,570,938
Manpowergroup, Inc.	153,398	11,948,170
Marathon Petroleum Corp.	66,993	5,592,576
Marvell Technology Group Ltd.	393,798	5,253,265
Masimo Corp.	29,817	717,993
Matson, Inc.	71,346	1,922,775
MAXIMUS, Inc.	19,586	810,077
MBIA, Inc.	553,006	5,297,797
The Medicines Co.	45,730	1,068,710
Memorial Resource Development Corp.	37,601	864,071
Mentor Graphics Corp.	85,942	1,697,354
Micron Technology, Inc.	162,264	4,957,165
Monolithic Power Systems, Inc.	25,062	1,033,557
Monster Beverage Corp.	41,642	2,663,422
Movado Group, Inc.	15,324	627,211
MRC Global, Inc.	76,108	2,041,978
NCR Corp.	79,270	2,453,406
NetApp, Inc.	323,542	12,566,371
New Jersey Resources Corp.	35,847	1,831,065
NIC, Inc.	86,842	1,465,025
NRG Energy, Inc.	3,849	119,165
Ocwen Financial Corp.	97,555	2,943,234
Omnicom Group, Inc.	35,870	2,510,541
OmniVision Technologies, Inc.	18,149	406,538
On Assignment, Inc.	941	25,416
ON Semiconductor Corp.	414,441	3,547,615
Orbital Sciences Corp.	3,261	83,710
OSI Systems, Inc.	19,134	1,268,584
Parsley Energy, Inc., Class A	232,349	5,244,117
Pattern Energy Group, Inc.	19,902	616,763
Patterson-UTI Energy, Inc.	3,651	125,412
PBF Energy, Inc.	286,490	7,763,879
Pegasystems, Inc.	66,422	1,419,438
Penske Automotive Group, Inc.	17,846	828,947
Pioneer Energy Services Corp.	132,261	1,945,559
Platform Specialty Products Corp.	156,710	3,872,304
See Notes to Financial Statements.

38	BLACKROCK FUNDS	JULY 31, 2014

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund
	Shares	Value
Reference Entity — Long
United States (concluded)
Premier, Inc., Class A	3,655	$103,437
Prestige Brands Holdings, Inc.	72,447	2,231,368
ProAssurance Corp.	9,321	406,675
Progress Software Corp.	2,525	58,530
PTC, Inc.	48,895	1,758,264
QLogic Corp.	1,108	10,083
QUALCOMM, Inc.	13,694	1,009,248
RCS Capital Corp., Class A	14,529	299,588
Realogy Holdings Corp.	67,580	2,484,241
RPC, Inc.	73,844	1,661,490
RR Donnelley & Sons Co.	95,582	1,659,304
Sabre Corp.	16,351	310,342
Sally Beauty Holdings, Inc.	63,582	1,649,953
Sanderson Farms, Inc.	5,518	502,635
Santander Consumer USA Holdings, Inc.	135,723	2,601,810
Schlumberger Ltd.	7,200	780,408
Scorpio Bulkers, Inc.	45,414	349,234
SeaWorld Entertainment, Inc.	131,928	3,674,195
SEI Investments Co.	20,880	747,922
Semtech Corp.	20,792	464,285
Skyworks Solutions, Inc.	192,602	9,776,478
SM Energy Co.	22,647	1,778,695
St. Jude Medical, Inc.	10,234	667,154
Super Micro Computer, Inc.	16,990	444,628
Superior Energy Services, Inc.	23,225	780,360
Swift Transportation Co.	87,888	1,797,310
Synchronoss Technologies, Inc.	9,153	369,873
Synopsys, Inc.	1,263	47,704
Syntel, Inc.	10,576	913,449
T. Rowe Price Group, Inc.	7,321	568,549
Third Point Reinsurance Ltd.	11,141	162,213
Thoratec Corp.	42,226	1,372,345
Time, Inc.	220,466	5,313,231
TimkenSteel Corp.	31,308	1,362,211
The Toro Co.	23,487	1,393,484
TRI Pointe Homes, Inc.	18,588	251,124
TriNet Group, Inc.	47,502	1,111,547
TrueCar, Inc.	71,267	967,093
Union Pacific Corp.	32,123	3,158,012
Unit Corp.	50,045	3,170,351
Valero Energy Corp.	168,987	8,584,540
Verint Systems, Inc.	20,864	979,356
VeriSign, Inc.	17,038	920,904
WABCO Holdings, Inc.	69,774	6,801,570
Watsco, Inc.	16,804	1,505,134
Web.com Group, Inc.	20,211	536,602
WhiteWave Foods Co., Class A	131,296	3,911,308
Whiting Petroleum Corp.	82,466	7,297,416
		348,566,006
Total Reference Entity — Long		377,252,587

Reference Entity — Short
Australia
InterOil Corp.	(2,058)	(116,524)
Canada
Resolute Forest Products, Inc.	(55,667)	(856,715)
Monaco
Scorpio Tankers, Inc.	(41,576)	(390,399)
Norway
Ship Finance International, Ltd.	(27,138)	(493,912)
Sweden
Autoliv, Inc.	(9,617)	(956,988)

	Shares	Value
Reference Entity — Short
Switzerland
Transocean, Ltd.	(236,868)	$(9,555,255)
United Kingdom
Ensco PLC, Class A	(28,434)	(1,440,182)
United States
Abaxis, Inc.	(56,382)	(2,673,071)
ABIOMED, Inc.	(45,575)	(1,166,720)
Acadia Healthcare Co., Inc.	(55,365)	(2,638,696)
Acadia Realty Trust	(36,548)	(1,031,750)
Acuity Brands, Inc.	(25,762)	(2,763,490)
The Advisory Board Co.	(8,594)	(430,903)
Air Methods Corp.	(22,024)	(1,106,706)
AK Steel Holding Corp.	(21,206)	(192,975)
Alexander & Baldwin, Inc.	(7,084)	(270,396)
Allegheny Technologies, Inc.	(181,259)	(6,824,401)
Allegiant Travel Co.	(4,036)	(475,279)
Alliance Data Systems Corp.	(15,622)	(4,097,494)
American Capital Agency Corp.	(100,563)	(2,325,017)
American Eagle Outfitters, Inc.	(75,468)	(804,489)
Annaly Capital Management, Inc.	(43,491)	(482,750)
Astoria Financial Corp.	(8,603)	(110,807)
Astronics Corp.	(1,242)	(72,036)
athenahealth, Inc.	(12,856)	(1,599,286)
Auxilium Pharmaceuticals, Inc.	(115,771)	(2,317,735)
Axiall Corp.	(111,438)	(4,772,890)
Barnes & Noble, Inc.	(52,776)	(1,098,796)
BGC Partners, Inc., Class A Class A	(4,861)	(38,062)
Big Lots, Inc.	(14,700)	(643,125)
Bill Barrett Corp.	(14,814)	(355,684)
Boyd Gaming Corp.	(79,609)	(875,699)
Cabela’s, Inc.	(75,671)	(4,416,160)
Cablevision Systems Corp.	(11,397)	(219,050)
Caesars Entertainment Corp.	(41,225)	(659,600)
Campbell Soup Co.	(172,944)	(7,192,741)
CarMax, Inc.	(80,720)	(3,939,943)
Century Aluminum Co.	(14,284)	(268,539)
Clean Harbors, Inc.	(84,522)	(4,871,003)
The Clorox Co.	(80,671)	(7,007,890)
The Coca-Cola Co.	(6,061)	(238,137)
Colfax Corp.	(17,247)	(1,086,044)
comScore, Inc.	(22,038)	(797,555)
ConAgra Foods, Inc.	(1,562)	(47,063)
Conn’s, Inc.	(11,622)	(464,880)
Continental Resources, Inc.	(32,121)	(4,714,720)
Coty, Inc., Class A	(117,707)	(2,013,967)
Cray, Inc.	(83,777)	(2,221,766)
Crocs, Inc.	(213,134)	(3,382,437)
Cypress Semiconductor Corp.	(6,886)	(69,617)
Darden Restaurants, Inc.	(1,441)	(67,367)
Darling International, Inc.	(75,942)	(1,421,634)
Dean Foods Co.	(67,666)	(1,036,643)
Demandware, Inc.	(40,176)	(2,420,202)
DeVry, Inc.	(52,176)	(2,085,475)
Diebold, Inc.	(99,233)	(3,739,099)
Dolby Laboratories, Inc., Class A	(6,373)	(284,491)
Douglas Emmett, Inc.	(44,790)	(1,276,067)
DreamWorks Animation SKG, Inc.	(142,749)	(2,854,980)
Eaton Vance Corp.	(34,794)	(1,222,313)
Enbridge Energy Management LLC	(20,164)	(683,761)
Equifax, Inc.	(30,914)	(2,352,246)
The EW Scripps Co.	(2,332)	(50,558)
Fair Isaac Corp.	(21,930)	(1,253,300)
Finisar Corp.	(14,962)	(295,200)
First American Financial Corp.	(15,599)	(423,357)
Five Below, Inc.	(22,483)	(823,327)
Flotek Industries, Inc.	(53,237)	(1,535,887)

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2014	39

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund
	Shares	Value
Reference Entity — Short
United States (continued)
Fortinet, Inc.	(13,125)	$(322,219)
Genesee & Wyoming, Inc., Class A	(25,620)	(2,555,083)
Global Payments, Inc.	(3,016)	(208,918)
GrafTech International, Ltd.	(333,562)	(2,801,921)
Granite Construction, Inc.	(49,794)	(1,620,795)
Greenhill & Co., Inc.	(10,684)	(489,007)
Group 1 Automotive, Inc.	(8,511)	(629,133)
Groupon, Inc.	(100,573)	(650,707)
GT Advanced Technologies, Inc.	(96,941)	(1,341,663)
Guess?, Inc.	(6,726)	(174,943)
HeartWare International, Inc.	(12,203)	(1,027,615)
Hill-Rom Holdings, Inc.	(99,537)	(3,921,758)
Hornbeck Offshore Services, Inc.	(41,762)	(1,824,999)
Hospira, Inc.	(78,751)	(4,368,318)
Hudson City Bancorp, Inc.	(277,239)	(2,703,080)
Integra LifeSciences Holdings Corp.	(49,395)	(2,342,311)
Intrepid Potash, Inc.	(55,802)	(826,428)
Investors Bancorp, Inc.	(29,707)	(307,467)
Iron Mountain, Inc.	(30,273)	(1,014,448)
Janus Capital Group, Inc.	(157,124)	(1,789,642)
JC Penney Co., Inc.	(129,990)	(1,219,306)
JetBlue Airways Corp.	(39,547)	(423,944)
Joy Global, Inc.	(120,298)	(7,128,859)
Kate Spade & Co.	(233,276)	(8,824,831)
Level 3 Communications, Inc.	(24,528)	(1,078,741)
LifePoint Hospitals, Inc.	(40,729)	(2,921,084)
Markel Corp.	(8,439)	(5,334,376)
Marketo, Inc.	(46,337)	(1,267,317)
Martin Marietta Materials, Inc.	(11,869)	(1,474,486)
Masonite International Corp.	(4,659)	(228,338)
Mattress Firm Holding Corp.	(18,930)	(882,138)
McDermott International, Inc.	(472,054)	(3,445,994)
MDC Holdings, Inc.	(1,218)	(32,849)
The Men’s Wearhouse, Inc.	(40,738)	(2,049,936)
MGIC Investment Corp.	(17,270)	(127,625)
Molina Healthcare, Inc.	(36,512)	(1,491,515)
Monro Muffler Brake, Inc.	(64,770)	(3,289,668)
MSA Safety, Inc.	(5,187)	(268,583)
MSC Industrial Direct Co., Inc.	(1,075)	(91,687)
Navistar International Corp.	(79,534)	(2,797,211)
NetSuite, Inc.	(4,222)	(355,957)
The New York Times Co.	(88,537)	(1,105,827)
Newmont Mining Corp.	(203,509)	(5,069,409)
Nexstar Broadcasting Group, Inc.	(35,122)	(1,636,334)
NRG Yield, Inc., Class A	(15,801)	(825,602)
Nuance Communications, Inc.	(126,233)	(2,294,916)
Olin Corp.	(29,097)	(773,107)
Pandora Media, Inc.	(58,439)	(1,467,988)
Peabody Energy Corp.	(165,066)	(2,504,051)
Piedmont Office Realty Trust, Inc.	(21,442)	(417,047)
Pinnacle Entertainment, Inc.	(24,476)	(533,577)
Pitney Bowes, Inc.	(284,310)	(7,693,429)
Proofpoint, Inc.	(22,359)	(788,602)
Public Storage	(8,160)	(1,400,338)
PVH Corp.	(35,374)	(3,897,507)
RealPage, Inc.	(85,946)	(1,384,160)
Realty Income Corp.	(13,809)	(594,477)
Redwood Trust, Inc.	(298,568)	(5,666,821)
Restoration Hardware Holdings, Inc.	(26,110)	(2,135,537)
RF Micro Devices, Inc.	(36,470)	(407,005)
Rockwell Collins, Inc.	(96,370)	(7,061,030)
Rovi Corp.	(12,879)	(300,982)
Royal Gold, Inc.	(11,144)	(842,152)
Salix Pharmaceuticals, Ltd.	(11,311)	(1,492,034)
Sanchez Energy Corp.	(9,206)	(292,014)

	Shares	Value
Reference Entity — Long
United States (concluded)
Select Comfort Corp.	(18,854)	$(380,851)
ServiceNow, Inc.	(55,787)	(3,280,276)
Shutterstock, Inc.	(31,406)	(2,447,784)
Sinclair Broadcast Group, Inc.	(69,047)	(2,230,909)
Spectra Energy Corp.	(180,371)	(7,380,781)
Sprint Corp.	(732,452)	(5,383,522)
Stillwater Mining Co.	(195,585)	(3,500,972)
SunEdison, Inc.	(214,439)	(4,288,780)
SUPERVALU, Inc.	(506,796)	(4,647,319)
Sysco Corp.	(3,243)	(115,743)
Take-Two Interactive Software, Inc.	(42,583)	(953,008)
TAL International Group, Inc.	(5,831)	(257,730)
Taubman Centers, Inc.	(9,064)	(666,748)
Tempur Sealy International, Inc.	(97,225)	(5,319,180)
Tidewater, Inc.	(65,601)	(3,100,959)
Toll Brothers, Inc.	(16,604)	(542,785)
TreeHouse Foods, Inc.	(29,786)	(2,189,271)
Trex Co., Inc.	(35,243)	(992,090)
UDR, Inc.	(5,199)	(151,187)
Under Armour, Inc., Class A	(23,252)	(1,552,071)
Valley National Bancorp	(25,682)	(246,034)
Valmont Industries, Inc.	(2,790)	(406,308)
Vantiv, Inc., Class A Class A	(8,216)	(269,321)
Veeco Instruments, Inc.	(11,981)	(415,861)
VeriFone Systems, Inc.	(43,546)	(1,459,226)
Virtus Investment Partners, Inc.	(2,050)	(420,353)
Volcano Corp.	(119,025)	(1,965,103)
Vornado Realty Trust	(93,392)	(9,901,420)
WebMD Health Corp.	(41,874)	(2,086,581)
Westamerica BanCorp.	(47,373)	(2,265,377)
WEX, Inc.	(36,758)	(3,966,923)
Williams-Sonoma, Inc.	(14,687)	(985,057)
Wolverine World Wide, Inc.	(121,603)	(2,950,089)
Workday, Inc., Class A	(13,064)	(1,095,286)
World Fuel Services Corp.	(21,293)	(914,534)
Wright Medical Group, Inc.	(27,805)	(856,950)
Zillow, Inc., Class A	(21,969)	(3,153,211)
		(315,583,722)
Total Reference Entity — Short		(329,393,697)
Net Value of Reference Entity — Goldman Sachs & Co.		$47,858,890

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with UBS AG as of July 31, 2014, expiration date 3/17/15:

Reference Entity — Long
Australia
AGL Energy Ltd.	23,252	$316,947
Arrium Ltd.	3,595,464	2,701,582
BlueScope Steel Ltd.	53,989	310,282
Boral Ltd.	247,922	1,219,572
carsales.com Ltd.	78,376	827,657
Downer EDI Ltd.	408,525	1,822,143
Fairfax Media, Ltd.	1,293,496	1,018,100
JB Hi-Fi Ltd.	301,374	5,544,458
Nine Entertainment Co. Holdings Ltd.	66,296	131,503
Seven West Media Ltd.	1,092,105	2,051,534
		15,943,778
Austria
CAT Oil AG	1,893	36,182
Belgium
bpost SA	16,691	419,511

See Notes to Financial Statements.

40	BLACKROCK FUNDS	JULY 31, 2014

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund
	Shares	Value
Reference Entity — Long
Canada
Aimia, Inc.	43,405	$763,126
Air Canada, Class B	70,300	619,602
Atco Ltd. Class I	16,148	707,914
Bankers Petroleum Ltd.	147,031	830,661
Bonavista Energy Corp.	28,858	373,181
Brookfield Renewable Energy Partners LP	127,684	3,640,754
Canadian Apartment Properties REIT	20,460	431,586
Canadian Energy Services & Technology Corp.	39,333	342,340
Canadian Natural Resources Ltd.	25,743	1,122,176
Canfor Corp.	9,661	204,588
Canyon Services Group, Inc.	14,632	210,418
CCL Industries, Inc., Class B	49,667	4,916,821
Celestica, Inc.	19,800	212,464
Crew Energy, Inc.	63,347	571,102
Dollarama, Inc.	18,178	1,496,286
Domtar Corp.	17,254	622,527
Encana Corp.	54,646	1,176,767
Fairfax Financial Holdings Ltd.	727	342,280
Gibson Energy, Inc.	10,634	326,232
Gran Tierra Energy, Inc.	19,233	127,532
Industrial Alliance Insurance & Financial Services, Inc.	58,798	2,578,193
Kelt Exploration, Ltd.	139,224	1,642,061
Linamar Corp.	57,373	3,123,457
Onex Corp.	58,253	3,389,877
Paramount Resources Ltd., Class A	2,008	102,725
Parex Resources, Inc.	32,982	429,838
Raging River Exploration, Inc.	122,773	1,064,066
RioCan Real Estate Investment Trust	15,403	382,550
Sherritt International Corp.	8,585	35,274
Suncor Energy, Inc.	191,235	7,852,149
Superior Plus Corp.	157,536	2,011,190
TELUS Corp.	147,125	5,135,578
TORC Oil & Gas, Ltd.	132,872	1,619,543
TransForce, Inc.	147,596	3,732,033
Trinidad Drilling, Ltd.	43,137	416,989
Westjet Airlines Ltd.	107,465	2,764,611
		55,318,491
Cyprus
Prosafe SE	27,128	202,028
Denmark
A.P. Moeller — Maersk A/S, Class A	15	33,662
A.P. Moeller — Maersk A/S, Class B	4,621	10,773,020
Coloplast A/S, Class B	3,542	299,485
OW Bunker A/S	6,741	192,126
Pandora A/S	1,573	107,642
Tryg A/S	8,369	843,198
Vestas Wind Systems A/S	219,402	9,892,225
		22,141,358
Finland
Elisa OYJ	27,230	781,388
Kesko OYJ, Class B	81,853	3,113,142
Orion OYJ, Class B	85,575	3,172,625
Sampo OYJ, Class A	16,355	812,444
Stora Enso OYJ, Class R	20,346	182,809
UPM-Kymmene OYJ	88,331	1,439,668
		9,502,076
France
Solocal Group	203,418	166,206
Technip SA	52,227	4,824,458
UbiSoft Entertainment SA	1,456	24,363
		5,015,027

	Shares	Value
Reference Entity — Long
Germany
Duerr AG	48,010	$3,657,188
Gerresheimer AG	719	49,632
Kloeckner & Co. SE	23,634	307,406
MorphoSys AG	14,629	1,399,748
Nordex SE	160,157	2,911,820
Telefonica Deutschland Holding AG	158,709	1,240,872
TUI AG	184,652	2,606,216
		12,172,882
Hong Kong
Global Brands Group Holding, Ltd.	302,000	79,104
Kerry Properties Ltd.	506,500	1,848,751
MGM China Holdings Ltd.	54,400	198,922
New World Development Co. Ltd.	114,000	143,758
SJM Holdings Ltd.	245,000	654,557
		2,925,092
Ireland
DCC PLC	106,060	6,051,178
Dragon Oil PLC	54,210	514,119
		6,565,297
Italy
Mediobanca SpA	72,833	641,956
Moncler SpA	219,292	3,312,388
Telecom Italia SpA, Non-Convertible Savings Shares	1,069,436	999,892
Unipol Gruppo Finanziario SpA	78,061	427,966
		5,382,202
Japan
Advantest Corp.	60,000	669,870
Anritsu Corp.	64,400	613,687
Asahi Group Holdings Ltd.	39,000	1,176,187
Bridgestone Corp.	1,300	46,917
Calsonic Kansei Corp.	175,000	1,150,963
Chugai Pharmaceutical Co. Ltd.	23,700	788,805
Citizen Holdings Co. Ltd.	232,100	1,845,404
COLOPL, Inc.	144,200	5,462,805
COMSYS Holdings Corp.	8,100	149,925
Daiichi Sankyo Co. Ltd.	5,500	100,010
Daikyo, Inc.	198,000	416,487
Dainippon Screen Manufacturing Co., Ltd.	68,000	313,398
Daiwa House Industry Co. Ltd.	233,000	4,729,717
Dentsu, Inc.	4,200	166,345
Disco Corp.	16,800	1,085,001
DMG Mori Seiki Co. Ltd.	53,400	678,953
Ebara Corp.	56,000	347,662
Enplas Corp.	35,400	2,127,572
F@N Communications, Inc.	25,000	383,471
FANUC Corp.	9,100	1,572,755
Fast Retailing Co. Ltd.	2,800	924,414
Fujitsu General Ltd.	148,000	2,042,950
Gree, Inc.	97,400	768,980
Hamamatsu Photonics KK	4,800	225,631
Haseko Corp.	416,400	3,306,401
Hitachi High-Technologies Corp.	44,200	1,185,656
Hitachi Kokusai Electric, Inc.	32,000	429,141
Ichigo Group Holdings Co Ltd.	294,500	862,662
Iida Group Holdings Co. Ltd.	28,700	427,622
J Trust Co., Ltd.	55,200	690,198
Japan Aviation Electronics Industry, Ltd.	27,000	555,580
JGC Corp.	39,000	1,181,792
Kaken Pharmaceutical Co. Ltd.	42,000	938,440
Kandenko Co., Ltd.	34,000	184,637
Keihin Corp.	88,600	1,358,749
Keyence Corp.	2,100	914,854

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2014	41

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund
	Shares	Value
Reference Entity — Long
Japan (concluded)
Kinden Corp.	77,000	$860,631
Konica Minolta, Inc.	7,300	77,934
KYB Co., Ltd.	68,000	308,644
Leopalace21 Corp.	7,500	33,389
Mitsubishi Corp.	51,300	1,080,986
Mitsubishi Electric Corp.	481,000	6,349,938
MonotaRO Co Ltd.	2,400	63,952
Nabtesco Corp.	28,200	637,126
Nexon Co. Ltd.	65,300	629,994
NGK Insulators Ltd.	4,000	94,641
Nifco, Inc.	13,200	433,995
Nihon M&A Center, Inc.	29,100	814,990
Nikkiso Co., Ltd.	104,500	1,235,706
Nippon Kayaku Co., Ltd.	74,000	938,051
Nippon Telegraph & Telephone Corp.	112,200	7,450,557
Nissan Chemical Industries Ltd.	103,800	1,902,778
Nissan Motor Co. Ltd.	224,300	2,200,474
Nisshin Steel Holdings Co. Ltd.	33,200	448,291
Nitto Denko Corp.	60,600	2,704,362
Nomura Holdings, Inc.	222,700	1,406,032
Nomura Real Estate Holdings, Inc.	155,700	2,892,916
Oki Electric Industry Co. Ltd.	270,000	599,155
Oriental Land Co. Ltd.	400	75,115
ORIX Corp.	435,400	7,036,618
Osaka Gas Co. Ltd.	9,000	37,434
Resorttrust, Inc.	80,700	1,666,726
Santen Pharmaceutical Co. Ltd.	2,500	147,377
Sanwa Holdings Corp.	21,000	148,027
SBI Holdings, Inc.	33,500	390,831
Secom Co. Ltd.	53,500	3,254,198
Senshu Ikeda Holdings, Inc.	94,100	479,594
Shinsei Bank Ltd.	1,087,000	2,298,487
Shionogi & Co. Ltd.	41,800	902,417
Ship Healthcare Holdings, Inc.	38,600	1,261,101
SHO-BOND Holdings Co., Ltd.	43,800	1,855,247
Showa Shell Sekiyu KK	93,000	1,048,898
Sojitz Corp.	421,900	717,621
Square Enix Holdings Co., Ltd.	103,400	2,110,695
Sumitomo Chemical Co. Ltd.	25,000	95,026
Sumitomo Dainippon Pharma Co. Ltd.	176,000	2,151,621
Sumitomo Mitsui Trust Holdings, Inc.	741,000	3,224,614
Sumitomo Real Estate Sales Co. Ltd.	15,400	446,531
Sumitomo Rubber Industries Ltd.	17,100	247,681
Tadano Ltd.	157,000	2,727,581
Taisei Corp.	86,000	485,004
Toho Co. Ltd.	18,900	458,440
Tokuyama Corp.	74,000	253,425
Tokyo Dome Corp.	85,000	399,308
Tokyo Tatemono Co. Ltd.	21,000	179,357
Tokyu Fudosan Holdings Corp.	249,100	1,889,370
Trend Micro, Inc.	37,000	1,317,105
TS Tech Co., Ltd.	123,500	3,516,906
Yamaha Corp.	5,000	76,189
Zenkoku Hosho Co., Ltd.	159,700	4,053,451
		117,940,178
Norway
Aker Solutions ASA	43,220	637,844
BW LPG Ltd.	27,765	357,221
DnB NOR ASA	622,923	11,039,179
DNO ASA	190,079	636,660
Opera Software ASA	58,832	689,603
Orkla ASA	14,249	128,976
Petroleum Geo-Services ASA	137,590	1,168,697
Statoil ASA	118,261	3,379,258

	Shares	Value
Reference Entity — Long
Norway (concluded)
Storebrand ASA	883,196	$4,907,129
Subsea 7 SA	353,777	5,909,086
Telenor ASA	549,693	12,650,106
Yara International ASA	50,545	2,316,450
		43,820,209
Singapore
ComfortDelGro Corp. Ltd.	1,311,000	2,709,489
Spain
Gamesa Corp. Tecnologica SA	204,861	2,565,317
Iberdrola SA	1,941,584	14,444,787
Tecnicas Reunidas SA	20,298	1,140,993
Telefonica SA	165,776	2,702,564
		20,853,661
Sweden
Castellum AB	22,189	372,318
Electrolux AB, Class B	67,429	1,672,376
Intrum Justitia AB	126,471	3,870,042
Investment AB Kinnevik, Class B	50,255	2,085,955
NCC AB, -B Shares	25,692	802,800
Skandinaviska Enskilda Banken AB, Class A	248,270	3,323,582
Swedbank AB, Class A	239,431	6,133,651
Tele2 AB, Class B	71,938	877,605
Telefonaktiebolaget LM Ericsson, Class B	803,655	10,007,013
TeliaSonera AB	620,814	4,649,727
Trelleborg AB, B Shares	118,664	2,272,611
		36,067,680
Switzerland
Georg Fischer AG, Registered Shares	640	422,929
United Kingdom
Afren PLC	792,460	1,469,013
Bellway PLC	27,062	686,913
Britvic PLC	225,274	2,662,057
CSR PLC	40,146	357,072
Howden Joinery Group PLC	312,927	1,786,774
National Grid PLC	3,416	48,655
Pace PLC	50,132	269,563
Paragon Group of Cos. PLC	399,704	2,321,292
Quindell PLC	61,821	213,963
Rightmove PLC	151,190	5,790,478
Rolls-Royce Holdings PLC	3	52
		15,605,832
Total Reference Entity — Long		373,043,902

Reference Entity — Short
Australia
ALS Ltd.	(697,739)	(5,002,822)
Alumina, Ltd.	(3,393,881)	(4,989,664)
AMP, Ltd.	(90,671)	(457,698)
Ansell, Ltd.	(117,831)	(2,068,602)
BHP Billiton, Ltd.	(64,768)	(2,299,680)
Cochlear, Ltd.	(237,207)	(13,927,329)
Fortescue Metals Group, Ltd.	(910,956)	(4,084,030)
G8 Education, Ltd.	(1,279,186)	(5,839,715)
Goodman Fielder, Ltd.	(271,389)	(161,409)
Harvey Norman Holdings Ltd.	(1,665,701)	(4,726,378)
Iluka Resources, Ltd.	(475,293)	(3,850,686)
Incitec Pivot, Ltd.	(1,748,341)	(4,784,585)
Lend Lease Group	(24,391)	(304,380)
Metcash Ltd.	(2,076,264)	(5,614,763)
Myer Holdings, Ltd.	(210,676)	(439,885)

See Notes to Financial Statements.

42	BLACKROCK FUNDS	JULY 31, 2014

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund
	Shares	Value
Reference Entity — Short
Australia (concluded)
Newcrest Mining, Ltd.	(965,945)	$(9,649,651)
OZ Minerals, Ltd.	(236,202)	(1,004,160)
Qantas Airways, Ltd.	(3,495,003)	(4,282,503)
Rio Tinto, Ltd.	(799)	(48,534)
Seek, Ltd.	(3,043)	(45,996)
Shopping Centres Australasia Property Group	(179,379)	(294,744)
Tatts Group, Ltd.	(1,183,736)	(3,887,245)
TPG Telecom, Ltd.	(180,901)	(918,712)
UGL Ltd.	(892,645)	(5,729,648)
Westfield Corp.	(57,330)	(398,510)
		(84,811,329)
Austria
Andritz AG	(99,938)	(5,409,320)
BUWOG AG	(11,494)	(222,401)
Erste Group Bank AG	(84,768)	(2,176,708)
IMMOFINANZ AG	(104,836)	(332,000)
Raiffeisen Bank International AG	(91,612)	(2,515,813)
Verbund AG	(90,049)	(1,694,151)
Vienna Insurance Group AG Wiener Versicherung Gruppe	(26,365)	(1,308,642)
		(13,659,035)
Belgium
Belgacom SA	(92,012)	(3,006,833)
Delhaize Group SA	(29,760)	(1,942,051)
KBC Groep NV	(20,495)	(1,110,933)
UCB SA	(19,354)	(1,775,228)
		(7,835,045)
Canada
Alamos Gold, Inc.	(19,776)	(175,932)
AltaGas, Ltd.	(1,399)	(63,320)
Barrick Gold Corp.	(55,775)	(1,007,720)
DH Corp.	(36,823)	(1,112,778)
Dominion Diamond Corp.	(4,034)	(56,569)
Empire Co., Ltd.	(947)	(66,972)
Enbridge, Inc.	(18,008)	(882,769)
Maple Leaf Foods, Inc.	(10,361)	(186,913)
McEwen Mining, Inc.	(12,835)	(36,492)
Norbord, Inc.	(30,633)	(637,468)
Silver Wheaton Corp.	(49,265)	(1,286,804)
SNC-Lavalin Group, Inc.	(98,186)	(5,186,879)
Teck Resources, Ltd.	(198,742)	(4,762,809)
TransCanada Corp.	(19,508)	(978,665)
Trican Well Service, Ltd.	(81,962)	(1,183,181)
Veresen, Inc.	(100,259)	(1,703,856)
		(19,329,127)
Colombia
Pacific Rubiales Energy Corp.	(79,530)	(1,520,797)
Denmark
FLSmidth & Co. A/S	(46,701)	(2,388,862)
Finland
Outokumpu OYJ	(115,166)	(933,666)
France
Accor SA	(41,988)	(2,033,379)
Alcatel-Lucent	(1,803,453)	(6,313,194)
Altran Technologies SA	(4,887)	(51,422)
Bollore SA	(372)	(229,584)
Carrefour SA	(60,153)	(2,077,369)
Edenred	(177,158)	(5,537,499)
Eramet	(6,737)	(841,676)
Essilor International SA	(18,402)	(1,797,657)
Neopost SA	(6,890)	(483,766)

	Shares	Value
Reference Entity — Short
France (concluded)
Numericable Group SA	(58,305)	$(3,224,428)
Pernod Ricard SA	(17,220)	(1,928,488)
Peugeot SA	(148,383)	(2,213,130)
Peugeot SA	(3,354)	(8,017)
Publicis Groupe SA	(1)	(73)
Remy Cointreau SA	(66,935)	(5,480,833)
		(32,220,515)
Germany
Aixtron SE	(43,565)	(587,845)
Drillisch AG	(28,252)	(1,057,639)
MAN SE	(29,886)	(3,548,816)
Porsche Automobil Holding SE	(110,037)	(10,285,063)
Puma SE	(3,567)	(910,037)
TAG Immobilien AG	(28,068)	(342,105)
Wacker Chemie AG	(1,268)	(146,775)
		(16,878,280)
Hong Kong
ASM Pacific Technology, Ltd.	(27,600)	(293,270)
Chow Tai Fook Jewellery Group, Ltd.	(147,800)	(214,364)
Esprit Holdings Ltd.	(462,700)	(723,985)
Hang Lung Properties Ltd.	(1,681,000)	(5,191,528)
Hang Seng Bank, Ltd.	(11,400)	(193,122)
Hong Kong & China Gas Co., Ltd.	(1,486,000)	(3,251,922)
Johnson Electric Holdings, Ltd.	(163,875)	(634,351)
Kerry Logistics Network, Ltd.	(20,500)	(33,646)
Li & Fung, Ltd.	(58,000)	(77,263)
The Link REIT	(118,500)	(672,316)
Melco International Development, Ltd.	(962,000)	(2,857,725)
Shangri-La Asia, Ltd.	(64,000)	(100,956)
Swire Pacific, Ltd.	(23,000)	(296,129)
The Wharf Holdings, Ltd.	(951,000)	(7,579,455)
		(22,120,032)
Ireland
CRH PLC	(363,723)	(8,464,833)
Experian PLC	(99,388)	(1,700,600)
		(10,165,433)
Italy
Buzzi Unicem SpA	(40,392)	(655,020)
Prada SpA	(11,300)	(79,997)
Yoox SpA	(28,733)	(756,185)
		(1,491,202)
Japan
Acom Co., Ltd.	(1,678,900)	(6,610,657)
Aiful Corp.	(707,900)	(3,803,231)
Alfresa Holdings Corp.	(1,600)	(95,521)
Asahi Glass Co., Ltd.	(173,000)	(1,025,163)
ASKUL Corp.	(35,200)	(971,469)
Autobacs Seven Co., Ltd.	(6,700)	(109,629)
Chiyoda Corp.	(10,000)	(118,400)
Coca-Cola East Japan Co. Ltd.	(18,900)	(505,158)
Cosmos Pharmaceutical Corp.	(2,500)	(306,366)
Daiwa Securities Group, Inc.	(59,000)	(495,363)
Electric Power Development Co., Ltd.	(10,500)	(338,281)
Fujitsu Ltd.	(145,000)	(1,111,494)
GMO internet, Inc.	(15,300)	(166,937)
HIS Co. Ltd.	(200)	(6,280)
Hokuriku Electric Power Co.	(45,500)	(589,252)
IHI Corp.	(390,000)	(1,803,551)
Isuzu Motors, Ltd.	(259,000)	(1,797,618)
Koito Manufacturing Co., Ltd.	(7,400)	(202,765)
Kyushu Electric Power Co., Inc.	(180,600)	(2,005,282)
LIXIL Group Corp.	(22,400)	(543,017)

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2014	43

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund
	Shares	Value
Reference Entity — Short
Japan (concluded)
Maeda Corp.	(15,000)	$(127,366)
McDonald’s Holdings Co. Japan Ltd.	(157,900)	(3,974,257)
Mitsubishi Tanabe Pharma Corp.	(54,500)	(791,645)
Mitsui Engineering & Shipbuilding Co. Ltd.	(55,000)	(111,934)
NEC Corp.	(398,000)	(1,536,622)
NHK Spring Co., Ltd.	(19,900)	(194,881)
Nintendo Co. Ltd.	(10,100)	(1,122,009)
Nippon Electric Glass Co. Ltd.	(205,000)	(1,148,506)
Nippon Express Co., Ltd.	(196,000)	(947,826)
Nippon Shinyaku Co., Ltd.	(3,000)	(85,661)
Nipro Corp.	(31,600)	(270,432)
Nomura Real Estate Office Fund, Inc.	(17)	(80,385)
NTT Urban Development Corp.	(25,600)	(278,901)
Okasan Securities Group, Inc.	(8,000)	(58,543)
Onward Holdings Co. Ltd.	(5,000)	(35,648)
Oracle Corp. Japan	(5,500)	(233,032)
Orix JREIT, Inc.	(343)	(471,798)
Sanken Electric Co., Ltd.	(9,000)	(72,843)
Seiko Epson Corp.	(158,000)	(6,763,328)
Shimamura Co. Ltd.	(1,700)	(168,587)
Stanley Electric Co., Ltd.	(3,700)	(95,968)
Sugi Holdings Co., Ltd.	(46,200)	(1,980,544)
Sumco Corp.	(4,400)	(40,505)
Sumitomo Forestry Co., Ltd.	(6,500)	(76,569)
Taiyo Nippon Sanso Corp.	(104,000)	(911,986)
Taiyo Yuden Co., Ltd.	(22,700)	(242,099)
TonenGeneral Sekiyu KK	(11,000)	(96,067)
Toshiba Corp.	(328,000)	(1,458,831)
Toyo Suisan Kaisha, Ltd.	(3,000)	(90,996)
Toyota Motor Corp.	(34,600)	(2,042,784)
Wacom Co., Ltd.	(643,200)	(2,948,954)
Yaskawa Electric Corp.	(26,900)	(350,581)
The Yokohama Rubber Co., Ltd.	(22,000)	(190,486)
		(51,606,008)
Luxembourg
APERAM	(106,774)	(3,593,307)
ArcelorMittal	(720,064)	(10,934,131)
		(14,527,438)
Macau
Macau Legend Development, Ltd.	(561,000)	(331,754)
Mexico
Fresnillo PLC	(926,669)	(14,483,485)
Netherlands
Fugro NV	(180,314)	(6,943,223)
Koninklijke Vopak NV	(81,699)	(3,781,845)
OCI	(151,267)	(5,780,063)
USG People NV	(23,867)	(329,660)
		(16,834,791)

	Shares	Value
Reference Entity — Short
Singapore
Global Logistic Properties, Ltd.	(282,000)	$(627,779)
Jardine Cycle & Carriage Ltd.	(28,000)	(1,040,476)
Neptune Orient Lines, Ltd.	(132,000)	(100,292)
Singapore Press Holdings, Ltd.	(1,943,000)	(6,455,904)
Suntec Real Estate Investment Trust	(729,000)	(1,044,621)
United Overseas Bank, Ltd.	(15,000)	(289,480)
Wilmar International, Ltd.	(1,969,000)	(5,140,782)
		(14,699,334)
South Africa
Lonmin PLC	(328,200)	(1,258,429)
Spain
Abengoa SA, -B Shares	(26,626)	(141,972)
Melia Hotels International SA	(26,528)	(307,718)
		(449,690)
Switzerland
Banque Cantonale Vaudoise	(1,262)	(672,074)
Dufry AG	(50,687)	(8,680,235)
Meyer Burger Technology AG	(281,351)	(3,308,371)
Panalpina Welttransport Holding AG	(3,286)	(447,385)
SGS SA	(1,575)	(3,431,048)
Sonova Holding AG	(5,369)	(833,023)
The Swatch Group AG	(910)	(485,287)
Swiss Prime Site AG	(880)	(69,833)
Transocean, Ltd.	(244,965)	(9,843,749)
		(27,771,005)
United Kingdom
Aggreko PLC	(268,303)	(7,769,680)
Antofagasta PLC	(24,937)	(339,331)
ASOS PLC	(27,657)	(1,162,671)
Associated British Foods PLC	(120,325)	(5,632,635)
BAE Systems PLC	(559,798)	(4,034,436)
Croda International PLC	(10,723)	(380,357)
Diageo PLC	(147,122)	(4,418,416)
easyJet PLC	(93,620)	(2,040,466)
G4S PLC	(478,313)	(2,024,011)
Hargreaves Lansdown PLC	(13)	(224)
Intertek Group PLC	(9,060)	(391,166)
Kingfisher PLC	(41,891)	(211,586)
Meggitt PLC	(35,937)	(307,713)
Melrose Industries PLC	(90,197)	(399,517)
Michael Page International PLC	(84,896)	(610,077)
Ocado Group PLC	(1,557,538)	(8,809,536)
Ophir Energy PLC	(45,370)	(165,069)
Polyus Gold International, Ltd.	(43,569)	(136,265)
Randgold Resources, Ltd.	(87,522)	(7,536,243)
Serco Group PLC	(196,546)	(1,200,224)
Smiths Group PLC	(6,928)	(148,664)
		(47,718,287)
Total Reference Entity — Short		(403,033,544)
Net Value of Reference Entity — UBS AG		$(29,989,642)

•
Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•
Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

See Notes to Financial Statements.

44	BLACKROCK FUNDS	JULY 31, 2014

Schedule of Investments (concluded)	BlackRock Global Long/Short Equity Fund

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of July 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks	—	—	$999,996	$999,996
Preferred Securities	—	—	3,472,401	3,472,401
Short-Term Securities	$1,390,678,750	—	—	1,390,678,750
Total	$1,390,678,750	—	$4,472,397	$1,395,151,147

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts		$29,907,092	—	$29,907,092
Liabilities:
Equity contracts	$(325,958)	—	—	(325,958)
Total	$(325,958)	$29,907,092	—	$29,581,134

[1]	Derivative financial instruments are swaps and financial futures contracts, which are valued at the unrealized appreciation/(depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of July 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged as collateral for financial futures contracts	$1,039,000	—	—	$1,039,000
Liabilities:
Cash received as collateral for OTC swaps		$(26,739,006)		(26,739,006)
Total	$1,039,000	$(26,736,006)	—	$(25,700,006)

There were no transfers between levels during the year ended July 31, 2014.

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2014	45

Statements of Assets and Liabilities

July 31, 2014	BlackRock Emerging Markets Long/Short Equity Fund	BlackRock Global Long/Short Equity Fund

Assets
Investments at value — affiliated[1]	$591,333,751	$1,395,151,147
Cash pledged for financial futures contracts	—	1,039,000
Unrealized appreciation on OTC swaps	35,262,613	31,542,580
Capital shares sold receivable	1,456,079	7,935,926
Swap receivable	—	3,098,104
Prepaid expenses	23,808	122,726
Total assets	628,076,251	1,438,889,483

Liabilities
Cash received as collateral for OTC swaps	34,802,434	26,739,006
Capital shares redeemed payable	1,900,221	7,412,399
Investment advisory fees payable	718,727	1,660,459
Unrealized depreciation on OTC swaps	64,880	1,635,488
Service and distribution fees payable	31,216	159,442
Administration fees payable	49,279	103,114
Swaps payable	1,103	—
Variation margin payable on financial futures contracts	—	320,604
Recoupment payable	—	53,669
Other accrued expenses payable	312,228	173,641
Total liabilities	37,880,088	38,257,822
Net Assets	$590,196,163	$1,400,631,661

Net Assets Consist of
Paid-in capital	$594,128,011	$1,404,263,756
Accumulated net investment loss	(5,685,675)	(10,814,426)
Accumulated net realized loss	(33,443,906)	(22,391,936)
Net unrealized appreciation/(depreciation)	35,197,733	29,574,267
Net Assets	$590,196,163	$1,400,631,661

Net Asset Value
Institutional:
Net assets	$509,664,553	$1,005,212,595
Shares outstanding[2]	49,300,923	86,573,852
Net asset value	$10.34	$11.61
Investor A:
Net assets	$64,400,185	$294,439,070
Shares outstanding[2]	6,260,827	25,450,083
Net asset value	$10.29	$11.57
Investor C:
Net assets	$16,131,425	$100,979,996
Shares outstanding[2]	1,595,595	8,820,818
Net asset value	$10.11	$11.45
[1] Investments at cost – affiliated	$591,333,751	$1,395,151,147
[2] Unlimited number of shares authorized, $0.001 par value.

See Notes to Financial Statements.

46	BLACKROCK FUNDS	JULY 31, 2014

Statements of Operations
Year Ended July 31, 2014	BlackRock Emerging Markets Long/Short Equity Fund	BlackRock Global Long/Short Equity Fund

Investment Income
Dividends — affiliated	$227,124	$228,294

Expenses
Investment advisory	9,400,888	10,706,506
Administration	457,367	494,871
Service — Investor A	372,320	583,475
Service and distribution — Investor C	192,000	539,957
Transfer agent — Institutional	821,996	225,527
Transfer agent — Investor A	137,313	177,476
Transfer agent — Investor C	23,072	41,446
Administration — Institutional	114,551	96,990
Administration — Investor A	37,266	59,049
Administration — Investor C	4,802	13,676
Offering	—	32,160
Professional	151,184	81,742
Printing	28,624	26,008
Officer and Trustees	21,288	27,328
Registration	88,880	115,331
Custodian	6,541	18,826
Miscellaneous	78,591	98,015
Recoupment of past waived fees	2,347	135,092
Recoupment of past waived fees — class specific	99,525	5,634
Total expenses	12,038,555	13,479,109
Less fees waived by Manager	(444,340)	(492,054)
Less administration waived — Institutional	(59,925)	(2,682)
Less administration waived — Investor A	(920)	(7,941)
Less administration waived — Investor C	(928)	(2,169)
Less transfer agent fees waived and/or reimbursed — Institutional	(94,452)	(109)
Less transfer agent fees waived and/or reimbursed — Investor A	(1,571)	(22,594)
Less transfer agent fees waived and/or reimbursed — Investor C	(255)	(3,814)
Total expenses after fees waived and/or reimbursed	11,436,164	12,947,746
Net investment loss	(11,209,040)	(12,719,452)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Futures	—	(714,893)
Swaps	(12,363,207)	(16,858,174)
	(12,363,207)	(17,573,067)
Net change in unrealized appreciation/(depreciation) on:
Futures	—	(325,958)
Swaps	372,947	27,868,463
Foreign currency translations	—	(9,034)
	372,947	27,533,471
Total realized and unrealized gain (loss)	(11,990,260)	9,960,404
Net Increase (Decrease) in Net Assets Resulting from Operations	$(23,199,300)	$(2,759,048)
See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2014	47

Statements of Changes in Net Assets

	BlackRock Emerging Markets Long/Short Equity Fund		BlackRock Global Long/Short Equity Fund
	Year Ended July 31,		Year Ended July 31, 2014	Period December 20, 2012[1] to July 31, 2013
Increase (Decrease) in Net Assets:	2014	2013

Operations
Net investment loss	$(11,209,040)	$(7,970,394)	$(12,719,452)	$(341,036)
Net realized loss	(12,363,207)	(14,471,650)	(17,573,067)	1,991,124
Net change in unrealized appreciation/(depreciation)	372,947	26,220,971	27,533,471	2,040,796
Net increase (decrease) in net assets resulting from operations	(23,199,300)	3,778,927	(2,759,048)	3,690,884

Distributions to Shareholders From[2]
Net investment income:
Institutional	—	—	—	—
Investor A	—	—	—	—
Investor C	—	—	—	—
Net realized gain:
Institutional	(2,508,489)	(1,024,141)	(2,871,413)	—
Investor A	(821,490)	(375,842)	(1,430,461)	—
Investor C	(57,381)	(21,166)	(398,135)	—
Decrease in net assets resulting from distributions to shareholders	(3,387,360)	(1,421,149)	(4,700,009)	—

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(4,439,808)	424,306,313	1,324,792,573	79,607,261

Net Assets
Total increase (decrease) in net assets	(31,026,468)	426,664,091	1,317,333,516	83,298,145
Beginning of period	621,222,631	194,558,540	83,298,145	—
End of period	$590,196,163	$621,222,631	$1,400,631,661	$83,298,145
Accumulated net investment loss, end of period	$(5,685,675)	$(5,758,902)	$(10,814,426)	$(225,474)
[1]	Commencement of operations.
[2]	Determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

48	BLACKROCK FUNDS	JULY 31, 2014

Financial Highlights	BlackRock Emerging Markets Long/Short Equity Fund
	Institutional
	Year Ended July 31,		Period October 6, 2011[1] to July 31, 2012
	2014	2013

Per Share Operating Performance
Net asset value, beginning of period	$10.73	$10.73	$10.00
Net investment loss[2]	(0.18)	(0.17)	(0.14)
Net realized and unrealized gain (loss)	(0.15)	0.21	0.89
Net increase (decrease) from investment operations	(0.33)	0.04	0.75
Dividends and distributions from:[3]
Net investment income	—	—	(0.02)
Net realized gain	(0.06)	(0.04)	—
Total dividends and distributions	(0.06)	(0.04)	(0.02)
Net asset value, end of period	$10.34	$10.73	$10.73

Total Return[4]
Based on net asset value	(3.09)%	0.33%	7.47%	[5]

Ratios to Average Net Assets
Total expenses[6]	1.85%	1.84%	2.13%	[7,8]
Total expenses excluding recoupment of past fees waived[6]	1.84%	1.81%	2.13%	[7]
Total expenses after fees waived and/or reimbursed[6]	1.75%	1.71%	1.75%	[7]
Net investment loss[6]	(1.72)%	(1.61)%	(1.61)%	[7]

Supplemental Data
Net assets, end of period (000)	$509,665	$433,886	$126,707
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Determined in accordance with federal income tax regulations.
[4]	Where applicable, assumes the reinvestment of dividends and distributions.
[5]	Aggregate total return.
[6]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.18%.
[7]	Annualized.
[8]	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.15%.

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2014	49

Financial Highlights (continued)	BlackRock Emerging Markets Long/Short Equity Fund
	Investor A
	Year Ended July 31,		Period October 6, 2011[1] to July 31, 2012
	2014	2013

Per Share Operating Performance
Net asset value, beginning of period	$10.69	$10.71	$10.00
Net investment loss[2]	(0.20)	(0.20)	(0.16)
Net realized and unrealized gain (loss)	(0.15)	0.21	0.88
Net increase (decrease) from investment operations	(0.35)	0.01	0.72
Dividends and distributions from:[3]
Net investment income	—	—	(0.01)
Net realized gain	(0.05)	(0.03)	—
Total dividends and distributions	(0.05)	(0.03)	(0.01)
Net asset value, end of period	$10.29	$10.69	$10.71

Total Return[4]
Based on net asset value	(3.27)%	0.12%	7.24%	[5]

Ratios to Average Net Assets
Total expenses[6]	2.01%	2.03%	2.19%	[7,8]
Total expenses excluding recoupment of past fees waived[6]	2.00%	2.01%	2.19%	[7]
Total expenses after fees waived and/or reimbursed[6]	1.94%	1.95%	2.00%	[7]
Net investment loss[6]	(1.91)%	(1.85)%	(1.85)%	[7]

Supplemental Data
Net assets, end of period (000)	$64,400	$166,701	$57,655
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Determined in accordance with federal income tax regulations.
[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.
[5]	Aggregate total return.
[6]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.18%.
[7]	Annualized.
[8]	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.20%.

See Notes to Financial Statements.

50	BLACKROCK FUNDS	JULY 31, 2014

Financial Highlights (concluded)	BlackRock Emerging Markets Long/Short Equity Fund
	Investor C
	Year Ended July 31,		Period October 6, 2011[1] to July 31, 2012
	2014	2013

Per Share Operating Performance
Net asset value, beginning of period	$10.56	$10.65	$10.00
Net investment loss[2]	(0.27)	(0.28)	(0.22)
Net realized and unrealized gain (loss)	(0.15)	0.21	0.87
Net increase (decrease) from investment operations	(0.42)	(0.07)	0.65
Distributions from net realized gain[3]	(0.03)	(0.02)	(0.00)[4]
Net asset value, end of period	$10.11	$10.56	$10.65

Total Return[5]
Based on net asset value	(3.99)%	(0.70)%	6.53%	[6]

Ratios to Average Net Assets
Total expenses[7]	2.79%	2.81%	3.00%	[8,9]
Total expenses excluding recoupment of past fees waived[7]	2.78%	2.77%	3.00%	[8]
Total expenses after fees waived and/or reimbursed[7]	2.72%	2.72%	2.75%	[8]
Net investment loss[7]	(2.68)%	(2.62)%	(2.61)%	[8]

Supplemental Data
Net assets, end of period (000)	$16,131	$20,636	$10,196
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Determined in accordance with federal income tax regulations.
[4]	Amount is greater than $(0.005) per share.
[5]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.
[6]	Aggregate total return.
[7]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.18%.
[8]	Annualized.
[9]	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 3.00%.

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2014	51

Financial Highlights	BlackRock Global Long/Short Equity Fund
	Institutional
	Year Ended July 31, 2014	Period December 20, 2012[1] to July 31, 2013

Per Share Operating Performance
Net asset value, beginning of period	$11.29	$10.00
Net investment loss[2]	(0.19)	(0.11)
Net realized and unrealized gain	0.66	1.40
Net increase from investment operations	0.47	1.29
Distributions from net realized gains[3]	(0.15)	—
Net asset value, end of period	$11.61	$11.29

Total Return[4]
Based on net asset value	4.13%	12.90%	[5]

Ratios to Average Net Assets
Total expenses[6]	1.71%	2.67%	[7,8]
Total expenses excluding recoupment of past fees waived[6]	1.69%	2.67%	[7]
Total expenses after fees waived and/or reimbursed[6]	1.64%	1.75%	[7]
Net investment loss[6]	(1.61)%	(1.67)%	[7]

Supplemental Data
Net assets, end of period (000)	$1,005,213	$65,630
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Determined in accordance with federal income tax regulations.
[4]	Where applicable, assumes the reinvestment of dividends and distributions.
[5]	Aggregate total return.
[6]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.18%.
[7]	Annualized.
[8]	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.94%.

See Notes to Financial Statements.

52	BLACKROCK FUNDS	JULY 31, 2014

Financial Highlights (continued)	BlackRock Global Long/Short Equity Fund
	Investor A
	Year Ended July 31, 2014	Period December 20, 2012[1] to July 31, 2013

Per Share Operating Performance
Net asset value, beginning of period	$11.28	$10.00
Net investment loss[2]	(0.21)	(0.14)
Net realized and unrealized gain	0.64	1.42
Net increase from investment operations	0.43	1.28
Distributions from net realized gains[3]	(0.14)	—
Net asset value, end of period	$11.57	$11.28

Total Return[4]
Based on net asset value	3.82%	12.80%	[5]

Ratios to Average Net Assets
Total expenses[6]	1.97%	2.30%	[7,8]
Total expenses excluding recoupment of past fees waived[6]	1.95%	2.30%	[7]
Total expenses after fees waived and/or reimbursed[6]	1.89%	2.00%	[7]
Net investment loss[6]	(1.86)%	(1.95)%	[7]

Supplemental Data
Net assets, end of period (000)	$294,439	$15,076
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Determined in accordance with federal income tax regulations.
[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.
[5]	Aggregate total return.
[6]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.18%.
[7]	Annualized.
[8]	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.57%.

See Notes to Financial Statements.

BLACKROCK FUNDS	JULY 31, 2014	53

Financial Highlights (concluded)	BlackRock Global Long/Short Equity Fund
	Investor C
	Year Ended July 31, 2014	Period December 20, 2012[1] to July 31, 2013

Per Share Operating Performance
Net asset value, beginning of period	$11.23	$10.00
Net investment loss[2]	(0.30)	(0.19)
Net realized and unrealized gain	0.65	1.42
Net increase from investment operations	0.35	1.23
Distributions from net realized gains[3]	(0.13)	—
Net asset value, end of period	$11.45	$11.23

Total Return[4]
Based on net asset value	3.07%	12.30%	[5]

Ratios to Average Net Assets
Total expenses[6]	2.72%	3.09%	[7,8]
Total expenses excluding recoupment of past fees waived[6]	2.70%	3.09%	[7]
Total expenses after fees waived and/or reimbursed[6]	2.64%	2.75%	[7]
Net investment loss[6]	(2.61)%	(2.70)%	[7]

Supplemental Data
Net assets, end of period (000)	$100,980	$2,592
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Determined in accordance with federal income tax regulations.
[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.
[5]	Aggregate total return.
[6]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.18%.
[7]	Annualized.
[8]	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 3.36%.

See Notes to Financial Statements.

54	BLACKROCK FUNDS	JULY 31, 2014

Notes to Financial Statements

1. Organization:

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. BlackRock Emerging Markets Long/Short Equity Fund (“Emerging Markets Long/Short Equity”) and BlackRock Global Long/Short Equity Fund (“Global Long/Short Equity”) (collectively, the “Funds” or individually, a “Fund”) are each a series of the Trust. The Funds are classified as diversified.

Each Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge, and may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase. Investor C Shares may be subject to a CDSC. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that Investor A and Investor C Shares bear certain expenses related to the shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

2. Significant Accounting Policies:

The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Funds:

Valuation: U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments at market value using independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Funds for all financial instruments.

Equity investments traded on a recognized securities exchange or the NASDAQ Stock Market (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. Swap agreements are valued utilizing quotes received daily by the Funds’ pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Certain centrally cleared swaps are valued at the price determined by the relevant exchange or clearinghouse. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end registered investment companies are valued at NAV each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of business on the New York Stock Exchange (“NYSE”). Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

In the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement, which include the market approach, income approach and/or in the case of recent investments, the cost approach, as appropriate. The market approach generally consists of using comparable market transactions. The income approach generally is used to discount future cash flows to present value and is adjusted for liquidity as appropriate. These factors include but are not limited to: (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Funds’

BLACKROCK FUNDS	JULY 31, 2014	55

Notes to Financial Statements (continued)

pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof on a quarterly basis.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Funds’ net assets. If events (e.g., a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such instruments, those instruments may be Fair Value Assets and be valued at their fair value, as determined in good faith by the Global Valuation Committee, or its delegate, using a pricing service and/or policies approved by the Board. Each business day, the Funds use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and OTC options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

Foreign Currency: The Funds’ books and records are maintained in U.S. dollars. Purchases and sales of investment securities are recorded at the rates of exchange prevailing on the respective date of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the Funds’ investments denominated in that currency will lose value because that currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value.

The Funds do not isolate the portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in foreign currency exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments but are included as a component of net realized and unrealized gain (loss) from investments. The Funds report realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases where the Funds enter into certain investments (e.g. swaps), that would be “senior securities” for 1940 Act purposes, the Funds may segregate or designate on their books and records cash or liquid securities having a market value at least equal to the amount of the Funds’ future obligations under such investments or borrowings. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the Funds are recorded on the ex-dividend dates. The character and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Offering Costs: Offering costs are amortized over a 12-month period beginning with the commencement of operations.

Recent Accounting Standard: In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statement disclosures.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or its classes. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses pro-rated to the Funds are allocated daily to each class based on its relative net assets or other appropriate methods.

The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

56	BLACKROCK FUNDS	JULY 31, 2014

Notes to Financial Statements (continued)

3. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to economically hedge their exposure to certain risks such as equity risk. These contracts may be transacted on an exchange or OTC.

Financial Futures Contracts: The Funds purchase and/or sell financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against changes in the value of equity securities (equity risk). Financial futures contracts are agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

Upon entering into a financial futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited, if any, is recorded on the Statements of Assets and Liabilities as cash pledged for financial futures contracts. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin. Variation margin is recorded by the Funds as unrealized appreciation or depreciation and, if applicable, as a receivable or payable for variation margin in the Statements of Assets and Liabilities.

When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest or forward foreign currency exchange rates and the underlying assets.

Forward Foreign Currency Exchange Contracts: The Funds enter into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk). A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by the Funds, help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies.

Swaps: The Funds enter into swap agreements, in which the Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).

For OTC swaps, any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the OTC swap. Payments received or made by the Funds for OTC swaps are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, the Funds will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Funds are required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) in the Statements of Operations.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

BLACKROCK FUNDS	JULY 31, 2014	57

Notes to Financial Statements (continued)
•	Total return swaps — The Funds enter into total return swaps to obtain exposure to securities (both long and short) or markets without owning such securities or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (dividends or interest plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments.

The Funds will pay an amount equal to any depreciation on a long position and appreciation on a short position including dividends from such positions. Conversely, the Funds will receive any appreciation on a long position and any depreciation on a short position including dividends from such positions. In addition, the Funds will also pay or receive a variable rate of interest based on the underlying benchmark rate plus or minus a spread (“financing fees”). The benchmark and spread are determined based upon the country and/or currency of each individual underlying positions. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying basket of equity securities and financing fees. The agreement allows the Manager to change the composition of the basket of securities by trading in and out of the underlying equity positions at its discretion. The resulting gains or losses are recorded in the Statements of Operations. Certain swaps have no stated expiration and can be terminated by either party at any time.

The following is a summary of the Funds’ derivative financial instruments categorized by risk exposure:

Fair Values of Derivative Financial Instruments as of July 31, 2014
		Value
		Emerging Markets Long/Short Equity		Global Long/Short Equity
	Statements of Assets and Liabilities Location	Derivative Assets	Derivative Liabilities	Derivative Assets	Derivative Liabilities
Equity contracts	Unrealized appreciation/(depreciation) on OTC swaps	$35,262,613	(64,880)	$31,542,580	(1,635,488)

[1]	Includes cumulative appreciation/(depreciation) on financial futures contracts and centrally cleared swaps, if any, as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The Effect of Derivative Financial Instruments in the Statements of Operations Year Ended July 31, 2014

	Net Realized Gain (Loss) From		Net Change in Unrealized Appreciation/(Depreciation) on
	Emerging Markets Long/Short Equity	Global Long/Short Equity	Emerging Markets Long/Short Equity	Global Long/Short Equity
Foreign currency exchange contracts:
Foreign currency transactions	—	—	—	$(9,034)
Equity contracts:
Financial futures contracts	—	$(714,893)	—	(325,958)
Swaps	$(12,363,207)	(16,858,174)	$372,947	27,868,463
Total	$(12,363,207)	$(17,573,067)	$372,947	$27,533,471

For the year ended July, 31 2014, the average quarterly balances of outstanding derivative financial instruments were as follows:

	Emerging Markets Long/Short Equity	Global Long/Short Equity
Financial futures contracts:
Average number of contracts purchased	—	445
Average notional value of contracts purchased	—	$33,475,393
Total return swaps:
Average number of contracts	5	4
Average notional amount	$96,266,873	$(2,420,874)

Counterparty Credit Risk: A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund.

With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing

58	BLACKROCK FUNDS	JULY 31, 2014

Notes to Financial Statements (continued)

broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

In order to better define its contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their counterparties. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the event the Funds’ net assets decline by a stated percentage or the Funds fail to meet the terms of their respective ISDA Master Agreements. The result would cause the Funds to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (typically either $250,000 or $500,000) before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the Funds and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to the Funds from its counterparties are not fully collateralized, the Funds bear the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of its agreement with such counterparty, the Funds bear the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral.

As of July 31, 2014, the Fund’s derivative assets and liabilities (by type) are as follows:

	Emerging Markets Long/Short Equity		Global Long/Short Equity

	Assets	Liabilities	Assets	Liabilities

Derivative Financial Instruments:
Financial futures contracts	—	—	—	$325,958
Swaps — OTC	$35,197,733	—	$29,907,092	—
Total of derivative assets and liabilities in the Statement of Assets and Liabilities	35,197,733		29,907,092	325,958
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—	—	(325,958)
Total of derivative assets and liabilities subject to MNA	$35,197,733	—	$29,907,092	—

The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received by the Fund as of July 31, 2014:

Emerging Markets Long/Short Equity
Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received	Cash Collateral Received[1]	Net Amount of Derivative Assets[2]
Goldman Sachs & Co.	$12,352,756	—	—	$(9,600,000)	$2,752,756
Morgan Stanley & Co, LLC	12,554,042	—	—	(12,430,000)	124,042
UBS AG	10,290,935	—	—	(10,290,935)	—
Total	$35,197,733	—	—	$(32,320,935)	$2,876,798
BLACKROCK FUNDS	JULY 31, 2014	59

Notes to Financial Statements (continued)

Global Long/Short Equity
Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[2]
Deutsche Bank AG	$9,603,423	—	—	$(8,000,000)	$1,603,423
Goldman Sachs & Co.	7,530,262	—	—	(6,600,000)	930,262
UBS AG	14,408,895	—	—	(12,139,006)	2,269,889
Total	$31,542,580	—	—	$(26,739,006)	$4,803,574

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[3]
Bank of America NA	$1,635,488	—	—	—	$1,635,488

[1]	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
[2]	Net amount represents the net amount receivable from the counterparty in the event of default.
[3]	Net amount represents the net amount payable due to the counterparty in the event of default.

4. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services to the operations of each Fund. For such services, each Fund pays the Manager a monthly fee based on a percentage of each Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	1.50%
$1 Billion — $3 Billion	1.41%
$3 Billion — $5 Billion	1.35%
$5 Billion — $10 Billion	1.31%
Greater than $10 Billion	1.28%

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with each Fund’s investment in other affiliated investment companies, if any. These amounts are included in fees waived by Manager in the Statements of Operations. For the year ended July 31, 2014, the amounts waived were as follows:

Emerging Markets Long/Short Equity	$444,340
Global Long/Short Equity	$486,199

Prior to July 1, 2014, BlackRock Fund Advisors (“BFA”), an affiliate of the Manager, served as a sub-advisor to each Fund pursuant to sub-advisory agreements with the Manager, and received for its services a monthly fee from the Manager at an annual rate equal to a percentage of the investment advisory fees paid by each Fund to the Manager under the Investment Advisory Agreements. Effective July 1, 2014, the sub-advisory agreement between the Manager and BIM, with respect to Emerging Markets Long/Short Equity, expired and with respect to Global Long/Short Equity, was terminated.

The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

	Service Fee	Distribution Fee
Investor A	0.25%	—
Investor C	0.25%	0.75%
60	BLACKROCK FUNDS	JULY 31, 2014

Notes to Financial Statements (continued)

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A and Investor C shareholders.

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended July 31, 2014, the Funds paid the following amounts to affiliates of BlackRock in return for these services, which is included in transfer agent in the Statements of Operations:

Emerging Markets Long/Short Equity	Global Long/Short Equity
$926,591	$411,134

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Funds, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the year ended July 31, 2014, the Funds reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	Emerging Markets Long/Short Equity	Global Long/Short Equity
Institutional	$2,457	$1,881
Investor A	$1,655	$1,797
Investor C	$368	$998

The Trust, on behalf of the Funds, entered into an Administration Agreement with the Manager and State Street Bank and Trust Company as co-administrators (together, the “Administrators”) to provide administrative services (other than investment advice and related portfolio activities). The Administrators receive a combined administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Funds. The combined administration fee, which is shown as administration in the Statements of Operations, is paid at the following annual rates:

Average Daily Net Assets	Administration Fee
First $500 Million	0.075%
$500 Million — $1 Billion	0.065%
Greater than $1 Billion	0.055%

In addition, each of the share classes is charged an administration fee based on the following percentages of average daily net assets of each respective class:

Average Daily Net Assets	Administration Fee — Class Specific
First $500 Million	0.025%
$500 Million — $1 Billion	0.015%
Greater than $1 Billion	0.005%

For the year ended July 31, 2014, Emerging Markets Long/Short Equity and Global Long/Short Equity paid the Manager $386,395 and $485,785, respectively, in return for these services, which are included in administration, administration — class specific and administration waived — class specific in the Statements of Operations.

The Administrators may have, at their discretion, voluntarily waived all or any portion of their administration fees for a Fund or a share class, which are included in administration waived and administration waived — class specific in the Statement of Operations.

The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Funds’ business. The current expense limitations as a percentage of average daily net assets are as follows: 1.75% for Institutional; 2.00% for Investor A, and 2.75% for Investor C. The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to December 1, 2014 unless approved by the Board, including a majority of the Independent Trustees.

These amounts are included in fees waived by Manager, administration waived, administration waived — class specific, transfer agent fees waived and/or reimbursed and fees reimbursed — class specific by Manager respectively, in the Statements of Operations.

BLACKROCK FUNDS	JULY 31, 2014	61

Notes to Financial Statements (continued)

If during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver or reimbursement from the Manager, are less than the expense limit for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of (a) the amount of fees waived or expenses reimbursed during those prior two fiscal years under the agreement and (b) the amount by which the expense limit for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that: (1) the Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year and (2) the Manager or an affiliate continues to serve as the Fund’s investment advisor or administrator. In the event the expense limit for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense limit for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense limit for that share class.

For the year ended July 31, 2014, the Manager recouped the following fund level and class specific waivers and/or reimbursements previously recorded by the Funds:

	Fund	Institutional	Investor A	Investor C
Emerging Markets Long/Short Equity	$2,347	$76,399	$20,143	$2,983
Global Long/Short Equity	$135,092	$5,168	$393	$73

On July 31, 2014, the Fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Emerging Markets Long/Short Equity		Global Long/Short Equity
Expiring July 31,	2015	2016	2015	2016
Fund	—	—	—	$5,855
Institutional	$116,535	$154,377	—	$2,791
Investor A	—	$2,491	—	$30,535
Investor C	—	$1,183	—	$5,983

For the year ended July 31, 2014, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Funds’ Investor A Shares as follows:

Investor A
Emerging Markets Long/Short Equity	$5,071
Global Long/Short Equity	$74,511

For the year ended July 31, 2014, affiliates received CDSCs as follows:

	Investor A	Investor C
Emerging Markets Long/Short Equity	$26,321	$8,381
Global Long/Short Equity	$87	$43,306

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in officer and trustees in the Statements of Operations.

5. Income Tax Information:

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on Emerging Markets Long/Short Equity’s U.S. federal tax returns remains open for the years ended July 31, 2014 and July 31, 2013 and the period ended July 31, 2012. The statute of limitations on Global Long/Short Equity’s U.S. federal tax returns remains open for the year ended July 31, 2014 and period ended July 31, 2013. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management has analyzed tax laws and regulations and their application to the Funds’ facts and circumstances and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

62	BLACKROCK FUNDS	JULY 31, 2014

Notes to Financial Statements (continued)

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. As of July 31, 2014, the following permanent differences as of July 31, 2014 attributable to the accounting for swap agreements, foreign currency transactions, net operating losses and non-deductible expenses were reclassified to the following accounts:

	Emerging Markets Long/Short Equity	Global Long/Short Equity
Paid-in capital	$(10,032,079)	$(32,160)
Accumulated net investment loss	$11,282,267	$2,130,500
Accumulated net realized loss	$(1,250,188)	$(2,098,340)

The tax character of distributions paid was as follows:

		Emerging Markets Long/Short Equity	Global Long/Short Equity
Ordinary income	7/31/14	$1,658,703	$4,694,020
	7/31/13	$1,421,149	—
Long-term capital gains[1]	7/31/14	1,728,657	5,989
	7/31/13	—	—
Total	7/31/14	$3,387,360	$4,700,009
	7/31/13	$1,421,149	$—
[1]	The Funds designate these amounts paid during the fiscal year ended July 31, 2014 as capital gain dividends.

As of July 31, 2014, the tax components of accumulated net losses were as follows:

	Emerging Markets Long/Short Equity	Global Long/Short Equity

Undistributed long-term gains	$6,077,218	$954,309
Net unrealized gains[2]	$21,677,409	$6,228,112
Qualified late-year losses[3]	$(31,686,475)	$(10,814,516)
Total	$(3,931,848)	$(3,632,095)
[2]	The differences between book-basis and tax-basis net unrealized gains were attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains/losses on certain futures and foreign currency exchange contracts.
[3]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.

6. Bank Borrowings:

The Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), are party to a 364-day, $1.1 billion credit agreement with a group of lenders, under which the Funds may borrow to fund shareholder redemptions. The agreement expires in April 2015. Excluding commitments designated for a certain individual fund, other Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $650 million, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.06% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. Participating Funds paid administration and arrangement fees which, along with commitment fees, were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. The Funds did not borrow under the credit agreement during the year ended July 31, 2014.

7. Concentration, Market and Credit Risk:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which

BLACKROCK FUNDS	JULY 31, 2014	63

Notes to Financial Statements (continued)

potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Fund.

The Funds invest a substantial amount of their assets in issuers located in a single country or a limited number of countries. When the Funds concentrate their investments in this manner, they assume the risk that economic, political and social conditions in those countries may have a significant impact on their investment performance. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be less liquid, more volatile, and less subject to governmental supervision not typically associated with investing in U.S. securities. Please see the Schedules of Investments for concentrations in specific countries.

The Global Long/Short Equity Fund invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

As of July 31, 2014, the Funds had the following industry classifications:

Emerging Markets Long/Short Equity	Percent of Total Investments
Industry	Long	Short	Total
Electronic Equipment, Instruments & Components	2%	3%	5%
Oil, Gas & Consumable Fuels	1	4	5
Metals & Mining	2	3	5
Semiconductors & Semiconductor Equipment	2	3	5
Chemicals	2	2	4
Food Products	2	2	4
Real Estate Management & Development	1	2	3
Airlines	1	1	2
Energy Equipment & Services	1	1	2
Electric Utilities	1	1	2
Transportation Infrastructure	—	2	2
Industrial Conglomerates	—	2	2
Independent Power and Renewable Electricity Producers	—	2	2
Banks	—	1	1
Diversified Telecommunication Services	—	1	1
Electrical Equipment	—	1	1
Health Care Providers & Services	—	1	1
Tobacco	—	1	1
Construction Materials	—	1	1
Trading Companies & Distributors	—	1	1
Capital Markets	—	1	1
Other[1]	35	14	49
Total	50%	50%	100%

Global Long/Short Equity	Percent of Total Investments
Industry	Long	Short	Total
Energy Equipment & Services	2%	4%	6%
Oil, Gas & Consumable Fuels	2	4	6
Semiconductors & Semiconductor Equipment	1	3	4
Banks	1	2	3
Diversified Telecommunication Services	—	3	3
Media	1	2	3
Software	1	2	3
Internet Software & Services	1	1	2
Communications Equipment	1	1	2
Technology Hardware, Storage & Peripherals	1	1	2
Diversified Financial Services	—	1	1
Electrical Equipment	—	1	1
Insurance	—	1	1
Marine	—	1	1
Capital Markets	—	1	1
Trading Companies & Distributors	—	1	1
Electronic Equipment, Instruments & Components	—	1	1
Auto Components	—	1	1
Road & Rail	—	1	1
Household Durables	—	1	1
Electric Utilities	—	1	1
Airlines	—	1	1
Other[1]	39	15	54
Total	50%	50%	100%
[1]	All other industries held were each less than 1% of long-term investments.
64	BLACKROCK FUNDS	JULY 31, 2014

Notes to Financial Statements (concluded)

7. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Year Ended July 31, 2014		Year Ended July 31, 2013
Emerging Markets Long/Short Equity	Shares	Amount	Shares	Amount
Institutional
Shares sold	47,440,774	$489,242,017	42,282,366	$450,512,385
Shares issued in reinvestment of dividends	207,731	2,177,025	83,729	893,386
Shares redeemed	(38,792,599)	(398,103,561)	(13,732,266)	(146,174,629)
Net increase	8,855,906	$93,315,481	28,633,829	$305,231,142

Investor A
Shares sold	8,527,033	$88,740,800	17,685,978	$187,908,022
Shares issued in reinvestment of dividends	78,499	819,531	34,501	367,093
Shares redeemed	(17,942,596)	(183,792,179)	(7,506,178)	(79,714,999)
Net increase (decrease)	(9,337,064)	$(94,231,848)	10,214,301	$108,560,116

Investor C
Shares sold	437,110	$4,509,364	1,379,211	$14,538,932
Shares issued in reinvestment of dividends	5,448	56,167	1,924	20,338
Shares redeemed	(800,674)	(8,088,972)	(384,815)	(4,044,215)
Net increase (decrease)	(358,116)	$(3,523,441)	996,320	$10,515,055
Total Net Increase (Decrease)	(839,274)	$(4,439,808)	39,844,450	$424,306,313

	Year Ended July 31, 2014		Period December 20, 2012[1] to July 31, 2013
Global Long/Short Equity Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	99,432,949	$1,155,783,027	5,825,713	$62,297,256
Shares issued in reinvestment of dividends	204,080	2,404,061	—	—
Shares redeemed	(18,874,992)	(217,516,971)	(13,898)	(155,749)
Net increase	80,762,037	$940,670,117	5,811,815	$62,141,507

Investor A
Shares sold	49,061,422	$571,592,438	1,344,012	$14,968,320
Shares issued in reinvestment of dividends	118,736	1,395,153	—	—
Shares redeemed	(25,066,950)	(288,162,171)	(7,137)	(79,937)
Net increase	24,113,208	$284,825,420	1,336,875	$14,888,383

Investor C
Shares sold	9,296,539	$107,370,853	230,886	$2,577,446
Shares issued in reinvestment of dividends	32,751	382,540	—	—
Shares redeemed	(739,351)	(8,456,357)	(7)	(75)
Net increase	8,589,939	$99,297,036	230,879	$2,577,371
Total Net Increase	113,465,184	$1,324,792,573	7,379,569	$79,607,261
[1]	Commencement of operations.

9. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK FUNDS	JULY 31, 2014	65

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of BlackRock Funds and
Shareholders of BlackRock Emerging Markets Long/Short
Equity Fund and BlackRock Global Long/Short Equity
Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BlackRock Emerging Markets Long/Short Equity Fund and BlackRock Global Long/Short Equity Fund (two of the series constituting BlackRock Funds, hereafter collectively referred to as the “Funds”) at July 31, 2014, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, PA
September 26, 2014

66	BLACKROCK FUNDS	JULY 31, 2014

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of BlackRock FundsSM (the “Trust”) met in person on April 24, 2014 (the “April Meeting”) and May 28-30, 2014 (the “May Meeting”) to consider the approval of the Trust’s investment advisory agreement (the “Agreement”) with BlackRock Advisors, LLC (the “Manager” or “BlackRock”), the Trust’s investment advisor, on behalf of BlackRock Emerging Markets Long/Short Equity Fund (“Emerging Markets Long/Short Equity Fund”) and BlackRock Global Long/Short Equity Fund (“Global Long/Short Equity Fund,” and together with Emerging Markets Long/Short Equity Fund, the “Funds”), each a series of the Trust. At the May Meeting, it was noted that the sub-advisory agreement between the Manager and BlackRock Fund Advisors (“BFA”) with respect to Emerging Markets Long/Short Equity Fund would expire effective July 1, 2014. The Board also determined at the May Meeting that it was appropriate to terminate the sub-advisory agreement between the Manager and BFA with respect to Global Long/Short Equity Fund effective July 1, 2014. It was noted that the non-renewal or termination, as pertinent, of the sub-advisory agreements would not result in any change in the nature or quality of services provided to either of the Funds, or in the portfolio management team that serves each respective Fund.

Activities and Composition of the Board

The Board consists of fifteen individuals, thirteen of whom are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Funds and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each extending over two or three days, and a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreement. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Funds by BlackRock, its personnel and its affiliates, including (as applicable) investment management; administrative and shareholder services; oversight of fund service providers; marketing services; risk oversight; compliance and assistance in meeting applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Funds and their shareholders. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year and/or since inception periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against their peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Funds for services, such as marketing and distribution, call center and fund accounting; (c) the Funds’ operating expenses and how BlackRock allocates expenses to the Funds; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting new regulatory requirements; (e) the Trust’s compliance with its Code of Ethics and other compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Trust’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment objectives across the open-end fund, exchange-traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable, and the similarities and differences between the services provided to these products as compared to the Funds; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates; and (m) periodic updates on BlackRock’s business.

The Board has engaged in an ongoing strategic review with BlackRock of BlackRock’s product pipeline, opportunities to consolidate funds and BlackRock’s commitment to investment performance. BlackRock also furnished information to the Board in response to specific questions. These questions covered issues such as: BlackRock’s profitability, implementation of alternative investment strategies, investment performance, portfolio manager compensation and accountability, portfolio managers’ investments in the funds they manage, supplemental service agreements with third party distribution partners, subadvisory and advisory relationships with other clients (including mutual funds sponsored by third parties) and management fee levels and breakpoints. The Board further considered the importance of: BlackRock’s management organization; marketing support for the funds; services provided to the funds by BlackRock affiliates; and BlackRock’s oversight of relationships with third party service providers.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreement. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on the fees and expenses of each Fund

BLACKROCK FUNDS	JULY 31, 2014	67

Disclosure of Investment Advisory Agreement (continued)

as compared with a peer group of funds as determined by Lipper (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds as determined by Lipper1; (b) information on the profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; (f) a summary of aggregate amounts paid by each Fund to BlackRock; (g) sales and redemption data regarding each Fund’s shares; and (h) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board, including all the Independent Board Members, approved the continuation of the Agreement between the Manager and the Trust with respect to each Fund for a one-year term ending June 30, 2015. In approving the continuation of the Agreement, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s costs to investors compared to the costs of Expense Peers and performance compared to the relevant performance comparison as previously discussed; (e) economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of its relationship with the Funds; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares and securities lending, services related to the valuation and pricing of the portfolio holdings of each Fund, direct and indirect benefits to BlackRock and its affiliates from their relationship with the Funds and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Fund. Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds and/or the

[1]	Funds are ranked by Lipper in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

performance of a relevant benchmark, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the Fund’s performance and the Fund’s investment objective, strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with the following administrative services including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing;
(iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; (vi) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger or consolidation of certain open-end funds; and (vii) performing other administrative functions necessary for the operation of the Funds, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Funds and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Fund. In preparation for the April Meeting, the Board worked with its independent legal counsel, BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of each Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to other funds in its applicable Lipper category. The Board was provided with a description of the methodology used by Lipper to select peer funds and periodically

68	BLACKROCK FUNDS	JULY 31, 2014

Disclosure of Investment Advisory Agreement (continued)

meets with Lipper representatives to review its methodology. The Board and its Performance Oversight and Contract Committee regularly review, and meet with Fund management to discuss, the performance of each Fund throughout the year.

The Board noted that for each of the one-year and since-inception periods reported, Emerging Markets Long/Short Equity Fund ranked in the third quartile against its Lipper Performance Universe. The Board and BlackRock reviewed and discussed the reasons for the. Fund’s underperformance during these periods. The Board was informed that, among other things, because the Fund is managed for absolute returns independent of market trends, the portfolio management team seeks to maintain a relatively small market exposure. This makes it difficult to compare the Fund to other emerging market funds, as the vast majority of other emerging market funds are benchmark driven with a significant amount of their performance simply deriving from the direction of the index. Emerging market indices rose substantially in 2012, and benchmark driven funds enjoyed a sizable tailwind from their market exposure.

The Board noted that for each of the one-year and since-inception periods reported, Global Long/Short Equity Fund ranked in the fourth quartile against its Lipper Performance Universe. The Board and BlackRock reviewed and discussed the reasons for the Fund’s underperformance during these periods. The Board was informed that, among other things, the Fund underperformed its peers because the Fund follows a market neutral strategy, and its returns are weaker when compared to funds with strategies that delivered a large part of their return from a high exposure to global equities that experienced significant gains.

The Board and BlackRock also discussed BlackRock’s strategy for improving each Fund’s performance and BlackRock’s commitment to providing the resources necessary to assist each Fund’s portfolio managers in seeking to improve the Fund’s performance.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Funds: The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with the other funds in its Lipper category. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of other funds in its Lipper category. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Funds. The Board reviewed BlackRock’s profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2013 compared to available aggregate profitability data provided for the two prior years. The Board reviewed BlackRock’s profitability with respect to certain other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management and the relative product mix.

In addition, the Board considered the cost of the services provided to the Funds by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Funds and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Funds. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk and liability profile in servicing the Funds in contrast to what is required of BlackRock with respect to other products with similar investment objectives across the open-end fund, ETF, closed-end fund and institutional account product channels, as applicable.

The Board noted that Emerging Markets Long/Short Equity Fund’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio ranked in the fourth and third quartiles, respectively, relative to the Fund’s Expense Peers.

The Board noted that Global Long/Short Equity Fund’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio ranked in the first and third quartiles, respectively, relative to the Fund’s Expense Peers. The Board determined that the Fund’s total expense ratio was appropriate in light of the median total expense ratio paid by the Fund’s Expense Peers.

BLACKROCK FUNDS	JULY 31, 2014	69

Disclosure of Investment Advisory Agreement (concluded)

The Board also noted that each Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board further noted that BlackRock has contractually agreed to a cap on each Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Funds increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which the Funds benefit from such economies and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Funds to participate in these economies of scale, for example through the use of revised breakpoints in the advisory fee based upon the asset level of the Funds. In their consideration, the Board Members took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that it had considered the investment by BlackRock’s funds in ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board, including all the Independent Board Members, approved the continuation of the Agreement between the Manager and the Trust with respect to each Fund for a one-year term ending June 30, 2015. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Funds reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

70	BLACKROCK FUNDS	JULY 31, 2014

Officers and Trustees

Name, Address[1] and Year of Birth	Position(s) Held with Trust	Length of Time Served as a Trustee[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Trustees[2]

Ronald W. Forbes 1940	Co-Chairman of the Board and Trustee	Since 2007	Professor Emeritus of Finance, School of Business, State University of New York at Albany since 2000.	33 RICs consisting of 155 Portfolios	None

Rodney D. Johnson 1941	Co-Chairman of the Board and Trustee	Since 2007	President, Fairmount Capital Advisors, Inc. from 1987 to 2013; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia from 2004 to 2012; Director, The Committee of Seventy (civic) from 2006 to 2012; Director, Fox Chase Cancer Center from 2004 to 2011.	33 RICs consisting of 155 Portfolios	None

David O. Beim 1940	Trustee	Since 2007	Professor of Professional Practice at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy from 2002 to 2012; Chairman, Wave Hill, Inc. (public garden and cultural center) from 1990 to 2006.	33 RICs consisting of 155 Portfolios	None

Frank J. Fabozzi 1948	Trustee	Since 2014	Editor of and Consultant for The Journal of Portfolio Management since 2006; Professor of Finance, EDHEC Business School since 2011; Professor in the Practice of Finance and Becton Fellow, Yale University School of Management from 2006 to 2011; Adjunct Professor of Finance and Becton Fellow, Yale University from 1994 to 2006.	115 RICs consisting of 237 Portfolios	None

Dr. Matina S. Horner 1939	Trustee	Since 2007	Executive Vice President, Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	33 RICs consisting of 155 Portfolios	NSTAR (electric and gas utility)

Herbert I. London 1939	Trustee	Since 2007	Professor Emeritus, New York University since 2005; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President Emeritus, Hudson Institute (policy research organization) from 2011 to 2012, President thereof from 1997 to 2011 and Trustee from 1980 to 2012; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (global internet service) since 2005; Director, Cerego, LLC (educational software) since 2005; Director, Cybersettle (online adjudication) since 2009; Director, AIMS Worldwide, Inc. (marketing) from 2007 to 2012.	33 RICs consisting of 155 Portfolios	None

Ian A. MacKinnon 1948	Trustee	Since 2012	Director, Kennett Capital, Inc. (investments) since 2006; Director, Free Library of Philadelphia from 1998 to 2008.	33 RICs consisting of 155 Portfolios	None

Cynthia A. Montgomery 1952	Trustee	Since 2007	Professor, Harvard Business School since 1989; Director, McLean Hospital from 2005 to 2012; Director, Harvard Business School Publishing from 2005 to 2010.	33 RICs consisting of 155 Portfolios	Newell Rubbermaid, Inc. (manufacturing)

Joseph P. Platt 1947	Trustee	Since 2007	Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Director, The West Penn Allegheny Health System (a not-for-profit health system) from 2008 to 2013; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.	33 RICs consisting of 155 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company)

Robert C. Robb, Jr. 1945	Trustee	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	33 RICs consisting of 155 Portfolios	None
BLACKROCK FUNDS	JULY 31, 2014	71

Officers and Trustees (continued)
Name, Address[1] and Year of Birth	Position(s) Held with Trust	Length of Time Served as a Trustee[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Trustees[2] (concluded)

Toby Rosenblatt 1938	Trustee	Since 2007	President, Founders Investments Ltd. (private investments) since 1999; Director, Forward Management, LLC since 2007; Director, College Access Foundation of California (philanthropic foundation) since 2009; Director, A.P. Pharma, Inc. (specialty pharmaceuticals) from 1983 to 2011; Director, The James Irvine Foundation (philanthropic foundation) from 1998 to 2008.	33 RICs consisting of 155 Portfolios	None

Kenneth L. Urish 1951	Trustee	Since 2007	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Immediate-past Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	33 RICs consisting of 155 Portfolios	None

Frederick W. Winter 1945	Trustee	Since 2007	Director, Alkon Corporation (pneumatics) since 1992; Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh from 2005 to 2013 and Dean thereof from 1997 to 2005; Director, Tippman Sports (recreation) from 2005 to 2013; Director, Indotronix International (IT services) from 2004 to 2008.	33 RICs consisting of 155 Portfolios	None
[1] The address of each Trustee is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055.
[2] Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 75. The Board has determined to extend the terms of Trustees on a case-by-case basis, as appropriate.
[3] Date shown is the earliest date a person has served for the Trust covered by this annual report. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Trustees as joining the Trust’s board in 2007, those Trustees first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Dr. Matina S. Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1998; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999. Frank J. Fabozzi first became a member of the board of other funds advised by BlackRock Advisors, LLC or its affiliates in 1988.

Interested Trustees[4]

Paul L. Audet 1953	Trustee	Since 2011	Senior Managing Director of BlackRock and Head of U.S. Mutual Funds since 2011; Chair of the U.S. Mutual Funds Committee reporting to the Global Executive Committee since 2011; Head of BlackRock’s Real Estate business from 2008 to 2011; Member of BlackRock’s Global Operating and Corporate Risk Management Committees and of the BlackRock Alternative Investors Executive Committee and Investment Committee for the Private Equity Fund of Funds business since 2008; Head of BlackRock’s Global Cash Management business from 2005 to 2010; Acting Chief Financial Officer of BlackRock from 2007 to 2008; Chief Financial Officer of BlackRock from 1998 to 2005.	144 RICs consisting of 334 Portfolios	None

Henry Gabbay 1947	Trustee	Since 2011	Consultant, BlackRock from 2007 to 2008; Managing Director, BlackRock from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Allocation Target Shares (formerly BlackRock Bond Allocation Target Shares) from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.	144 RICs consisting of 334 Portfolios	None
[4] Mr. Audet is an “interested person,” as defined in the 1940 Act, of the Trust based on his position with BlackRock and its affiliates. Mr. Gabbay is an “interested person” of the Trust based on his former positions with BlackRock and its affiliates as well as his ownership of BlackRock and The PNC Financial Services Group, Inc. securities. Mr. Audet, Dr. Fabozzi and Mr. Gabbay are also Directors of the BlackRock registered closed-end funds and Directors of other BlackRock registered open-end funds. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 75. The Board has determined to extend the terms of Trustees on a case-by-case basis, as appropriate.

72	BLACKROCK FUNDS	JULY 31, 2014

Officers and Trustees (concluded)

Name, Address[1] and Year of Birth	Position(s) Held with Trust	Length of Time Served	Principal Occupation(s) During Past Five Years
Officers[2]

John M. Perlowski 1964	President and Chief Executive Officer	Since 2010
Managing Director of BlackRock since 2009; Global Head of BlackRock Fund Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.

Richard Hoerner, CFA 1958	Vice President	Since 2011
Managing Director of BlackRock since 2000; Head of the Global Cash Group since 2013; Co-head of the Global Cash and Securities Lending Group from 2010 to 2013; Member of the Cash Management Group Executive Committee since 2005.

Brendan Kyne 1977	Vice President	Since 2009
Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. from 2008 to 2009; Head of Americas Product Development for BlackRock since 2013, Head of Product Development and Management for BlackRock’s U.S. Retail Group 2009 to 2013 and Co-head thereof from 2007 to 2009; Vice President of BlackRock, Inc. from 2005 to 2008.

Neal Andrews 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.

Jay Fife 1970	Treasurer	Since 2007
Managing Director of BlackRock since 2007; Director of BlackRock in 2006; Assistant Treasurer of MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

Charles Park 1967	Chief Compliance Officer and Anti-Money Laundering Officer	Since 2014
Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.

Benjamin Archibald 1975	Secretary	Since 2012
Managing Director of BlackRock since 2014; Director of BlackRock from 2010 to 2013; Assistant Secretary of the BlackRock-advised funds from 2010 to 2012; General Counsel and Chief Operating Officer of Uhuru Capital Management from 2009 to 2010; Executive Director and Counsel of Goldman Sachs Asset Management from 2005 to 2009.

[1] The address of each Officer is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055.
[2] Officers of the Trust serve at the pleasure of the Board.
Further information about the Officers and Trustees is available in the Trust’s/Funds’ Statement of Additional Information, which can be obtained without charge by calling (800) 221-7210.

Effective May 30, 2014, Brian Kindelan resigned as Chief Compliance Officer and Anti-Money Laundering Officer of the Trust and Charles Park became Chief Compliance Officer and Anti-Money Laundering Officer of the Trust. Mr. Park joined BlackRock in 2009 and is the current Chief Compliance Officer of the BlackRock’s iShares exchange traded funds.

Investment Advisor and Co-Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Custodian, Accounting Agent and Co-Administrator State Street Bank and Trust Company Boston, MA 02110	Legal Counsel Sidley Austin LLP New York, NY 10019	Address of the Funds 100 Bellevue Parkway Wilmington, DE 19809
Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Distributor BlackRock Investments, LLC New York, NY 10022	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Philadelphia, PA 19103
BLACKROCK FUNDS	JULY 31, 2014	73

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Funds’ website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)	Access the BlackRock website at http://www.blackrock.com/edelivery
2)	Select “eDelivery” under the “More Information” section
3)	Log into your account

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in each Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

74	BLACKROCK FUNDS	JULY 31, 2014

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock ACWI ex-U.S. Index Fund

BlackRock All-Cap Energy & Resources Portfolio

BlackRock Basic Value Fund

BlackRock Capital Appreciation Fund

BlackRock Commodity Strategies Fund

BlackRock Disciplined Small Cap Core Fund

BlackRock Emerging Markets Dividend Fund

BlackRock Emerging Markets Fund

BlackRock Emerging Markets Long/Short
Equity Fund

BlackRock Energy & Resources Portfolio

BlackRock Equity Dividend Fund

BlackRock EuroFund

BlackRock Flexible Equity Fund

BlackRock Focus Growth Fund

BlackRock Global Dividend Portfolio

BlackRock Global Long/Short Equity Fund

BlackRock Global Opportunities Portfolio

BlackRock Global SmallCap Fund

BlackRock Health Sciences Opportunities Portfolio

BlackRock International Fund

BlackRock International Index Fund

BlackRock International Opportunities Portfolio

BlackRock Large Cap Core Fund

BlackRock Large Cap Core Plus Fund

BlackRock Large Cap Growth Fund

BlackRock Large Cap Value Fund

BlackRock Latin America Fund

BlackRock Long-Horizon Equity Fund

BlackRock Mid-Cap Growth Equity Portfolio

BlackRock Mid Cap Value Opportunities Fund

BlackRock Natural Resources Trust

BlackRock Pacific Fund

BlackRock Real Estate Securities Fund

BlackRock Russell 1000® Index Fund

BlackRock Science & Technology
Opportunities Portfolio

BlackRock Small Cap Growth Equity Portfolio

BlackRock Small Cap Growth Fund II

BlackRock Small Cap Index Fund

BlackRock S&P 500 Stock Fund

BlackRock U.S. Opportunities Portfolio

BlackRock Value Opportunities Fund

Taxable Fixed Income Funds

BlackRock Bond Index Fund BlackRock Core Bond Portfolio BlackRock CoreAlpha Bond Fund BlackRock CoRI Funds 2015 2017 2019 2021 2023

BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

BlackRock Floating Rate Income Portfolio

BlackRock Global Long/Short Credit Fund

BlackRock GNMA Portfolio

BlackRock High Yield Bond Portfolio

BlackRock Inflation Protected Bond Portfolio

BlackRock Investment Grade Bond Portfolio

BlackRock Low Duration Bond Portfolio

BlackRock Secured Credit Portfolio

BlackRock Short Obligations Fund

BlackRock Short-Term Treasury Fund

BlackRock Strategic Income
Opportunities Portfolio

BlackRock Total Return Fund

BlackRock U.S. Government Bond Portfolio

BlackRock U.S. Mortgage Portfolio

BlackRock Ultra-Short Obligations Fund

BlackRock World Income Fund

Municipal Fixed Income Funds

BlackRock California Municipal Bond Fund BlackRock High Yield Municipal Fund BlackRock National Municipal Fund	BlackRock New Jersey Municipal Bond Fund BlackRock New York Municipal Bond Fund BlackRock Pennsylvania Municipal Bond Fund	BlackRock Short-Term Municipal Fund BlackRock Strategic Municipal Opportunities Fund

Mixed Asset Funds

BlackRock Balanced Capital Fund	LifePath® Active Portfolios		LifePath® Index Portfolio
BlackRock Emerging Market Allocation Portfolio	2015	2040	Retirement	2040
BlackRock Global Allocation Fund	2020	2045	2020	2045
BlackRock Managed Volatility Portfolio	2025	2050	2025	2050
BlackRock Multi-Asset Income Portfolio	2030	2055	2030	2055
BlackRock Multi-Asset Real Return Fund	2035		2035
BlackRock Multi-Manager Alternatives Fund
BlackRock Strategic Risk Allocation Fund
BlackRock Prepared Portfolios	LifePath® Portfolios
Conservative Prepared Portfolio	Retirement	2040
Moderate Prepared Portfolio	2020	2045
Growth Prepared Portfolio	2025	2050
Aggressive Growth Prepared Portfolio	2030	2055
	2035

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

BLACKROCK FUNDS	JULY 31, 2014	75

The report is intended for existing shareholders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by that Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

EMLSGLS-7/14-AR

Item 2 –	Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.
Item 3 –	Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent:
Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Emerging Markets Long/Short Equity Fund	$31,000	$27,500	$0	$0	$13,850	$13,850	$0	$0
BlackRock Global Long/Short Equity Fund	$29,000	$25,500	$0	$0	$13,850	$0	$0	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (“Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,555,000	$2,865,000
2

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services includes tax compliance, tax advice and tax planning.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by D&T with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Fund Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimus exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Fund Service Providers were:
Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Emerging Markets Long/Short Equity Fund	$13,850	$13,350
BlackRock Global Long/Short Equity Fund	$13,850	$0

Additionally, SSAE 16 Review (Formerly, SAS No. 70) fees for the current and previous fiscal years of $2,555,000 and $2,865,000, respectively, were billed by D&T to the Investment Adviser.
3

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2
(a)(2) Certifications – Attached hereto

(a)(3) Not Applicable

(b) Certifications – Attached hereto

4

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: October 1, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: October 1, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: October 1, 2014

5